      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2009.

                                                              FILE NO. 033-73986

                                                                       811-05439

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 20                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 186                                                           /X/

                               VARIABLE ACCOUNT D

                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY

                              (Name of Depositor)

                              2323 GRAND BOULEVARD
                             KANSAS CITY, MO 64108

                   (Address of Depositor's Principal Offices)

                                 (816) 474-2345

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2009, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

WELLS FARGO PASSAGE VARIABLE ANNUITY

VARIABLE ACCOUNT D


ISSUED BY:
UNION SECURITY INSURANCE COMPANY
2323 GRAND BOULEVARD
KANSAS CITY, MO 64108


ADMINISTERED BY:
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Wells Fargo Passage Variable Annuity. Please read it carefully before you purchase your variable annuity.

Wells Fargo Passage Variable Annuity is a contract between you and Union Security Insurance Company (formerly Fortis Benefits Insurance Company) where you agree to make at least one Premium Payment and Union Security agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: AIM Variable Insurance Funds, DWS Variable Series I, Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., MFS(R) Variable Insurance Trust and Wells Fargo Variable Trust Funds.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.


If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").


Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2009



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2009

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Insurance Company                                             8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    11
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            16
  Death Benefit                                                               18
  Surrenders                                                                  19
ANNUITY PAYOUTS                                                               20
OTHER PROGRAMS AVAILABLE                                                      22
OTHER INFORMATION                                                             24
  Legal Proceedings                                                           26
  More Information                                                            26
FEDERAL TAX CONSIDERATIONS                                                    26
INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS                          32
ACCUMULATION UNIT VALUES                                                      39
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      41
APPENDIX I -- CONTRACT LOANS UNDER 403(b) QUALIFIED CONTRACTS                 42

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Hartford Life and Annuity Insurance Company administers these Contracts. Their location and overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Their standard mailing address is: P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                                           UNION SECURITY INSURANCE COMPANY

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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account."


GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value (subject to rounding) is equal to the Contract Value minus any applicable charges.

UNION SECURITY: Union Security Insurance Company, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY INSURANCE COMPANY                                           5

-------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                 None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
  First Year (2)                                                                                           5%
  Second Year                                                                                              5%
  Third Year                                                                                               5%
  Fourth Year                                                                                              5%
  Fifth Year                                                                                               5%
  Sixth Year and thereafter                                                                                0%
CHARGE FOR EACH 403(b) CONTRACT LOAN                                                                   $100

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.15%
  Total Separate Account Annual Expenses                                                                  1.40%

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.44%              1.64%
(these are expenses that are deducted from Fund
assets, including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                                           UNION SECURITY INSURANCE COMPANY

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION CONTRACT FEES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $815
3 years                                                                   $1,530
5 years                                                                   $2,258
10 years                                                                  $3,650



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $312
3 years                                                                   $1,010
5 years                                                                   $1,728
10 years                                                                  $3,620



(3)  If you do not Surrender your Contract:



1 year                                                                      $342
3 years                                                                   $1,040
5 years                                                                   $1,758
10 years                                                                  $3,650


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to "Accumulation Unit Values" Section of this Prospectus for information regarding Accumulation Unit Values.

UNION SECURITY INSURANCE COMPANY                                           7

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HIGHLIGHTS


WHAT TYPE OF SALES CHARGE WILL I PAY?


You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X  Premium Payments that have been in your Contract for more than five years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 Fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or the Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all Beneficiaries. See the Section titled "Death Benefit" for a complete description for the Death Benefit applicable to your Contract.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 110th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments Guaranteed for 10 Years. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

8                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL CONTRACT INFORMATION

UNION SECURITY INSURANCE COMPANY

Union Security Insurance Company ("Union Security") is the issuer of the contracts. Union Security is an Iowa corporation founded in 1910. It is qualified to sell life insurance and annuity contracts in the District of Columbia and in all states except New York.


Union Security is a wholly owned subsidiary of Assurant, Inc. and Assurant, Inc. is the ultimate parent of Union Security Insurance Company. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.


All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 14, 1987 as "Variable Account D" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. CORE EQUITY FUND -- SERIES I  Growth of capital                               Invesco Aim Advisors, Inc.
                                                                                        Sub-adviser: Advisory entities
                                                                                        affiliated with Invesco Aim Advisors,
                                                                                        Inc.
 AIM V.I. INTERNATIONAL GROWTH FUND --  Long-term growth of capital                     Invesco Aim Advisors, Inc.
  SERIES I                                                                              Sub-adviser: Advisory entities
                                                                                        affiliated with Invesco Aim Advisors,
                                                                                        Inc.
DWS VARIABLE SERIES I (1)
 DWS INTERNATIONAL VIP PORTFOLIO --     Long-term growth of capital                     Deutsche Investment Management Americas
  CLASS A                                                                               Inc.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS      Capital appreciation                            Hartford Investment Financial Services,
  FUND -- CLASS IA                                                                      LLC.
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP

UNION SECURITY INSURANCE COMPANY                                           9

-------------------------------------------------------------------------------


FUNDING OPTION                                   INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
--------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 HARTFORD GLOBAL GROWTH HLS FUND --     Growth of capital                               Hartford Investment Financial Services,
  CLASS IA (2)                                                                          LLC.
                                                                                        Sub-advised by Wellington Management
                                                                                        Company, LLP
 HARTFORD MONEY MARKET HLS FUND --      Maximum current income consistent with          Hartford Investment Financial Services,
  CLASS IA*                             liquidity and preservation of capital           LLC.
                                                                                        Sub-advised by Hartford Investment
                                                                                        Management Company
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS  Seeks capital appreciation                      MFS Investment Management
  (3)
 MFS(R) HIGH INCOME SERIES -- INITIAL   Total return with an emphasis on high current   MFS Investment Management
  CLASS                                 income, but also considering capital
                                        appreciation
WELLS FARGO VARIABLE TRUST FUNDS (4)
 WELLS FARGO ADVANTAGE VT ASSET         Long-term total return, consisting of capital   Wells Fargo Funds Management, LLC
  ALLOCATION FUND                       appreciation and current income                 Sub-advised by Wells Capital Management
                                                                                        Incorporated
 WELLS FARGO ADVANTAGE VT C&B LARGE     Maximum long-term total return (current income  Wells Fargo Funds Management, LLC
  CAP VALUE FUND                        and capital appreciation), consistent with      Sub-advised by Cooke & Bieler, L.P.
                                        minimizing risk to principal
 WELLS FARGO ADVANTAGE VT EQUITY        Long-term capital appreciation and              Wells Fargo Funds Management, LLC
  INCOME FUND                           above-average dividend income                   Sub-advised by Wells Capital Management
                                                                                        Incorporated
 WELLS FARGO ADVANTAGE VT               Seeks long-term capital appreciation            Wells Fargo Funds Management, LLC
  INTERNATIONAL CORE FUND                                                               Evergreen Investment Management Company,
                                                                                        LLC
 WELLS FARGO ADVANTAGE VT LARGE         Total return comprised of long-term capital     Wells Fargo Funds Management, LLC
  COMPANY CORE FUND                     appreciation and current income                 Sub-advised by Matrix Asset Advisors,
                                                                                        Inc.
 WELLS FARGO ADVANTAGE VT LARGE         Seeks long-term capital appreciation            Wells Fargo Funds Management, LLC
  COMPANY GROWTH FUND                                                                   Sub-advised by Wells Capital Management
                                                                                        Incorporated
 WELLS FARGO ADVANTAGE VT SMALL CAP     Seeks long-term capital appreciation            Wells Fargo Funds Management, LLC
  GROWTH FUND                                                                           Sub-advised by Wells Capital Management
                                                                                        Incorporated
 WELLS FARGO ADVANTAGE VT TOTAL RETURN  Total return consisting of income and capital   Wells Fargo Funds Management, LLC
  BOND FUND                             appreciation                                    Sub-advised by Wells Capital Management
                                                                                        Incorporated



NOTES



(1)  Formerly Scudder Variable Series I



(2)  Formerly Hartford Global Leaders HLS Fund -- Class IA



(3)  Formerly MFS(R) Emerging Growth Series -- Initial Class



(4)  Formerly Strong Variable Insurance Funds, Inc.



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.


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10                                          UNION SECURITY INSURANCE COMPANY

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We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security, or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.


FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider revenue sharing payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2008, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated


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UNION SECURITY INSURANCE COMPANY                                          11

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entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds
& Alliance Bernstein Investments, American Century Investment Services, Inc., DWS Scudder Distributors, Inc., Federated Securities Corp, Gartmore Variable Insurance Trust, Gartmore Distribution Services, Gartmore Asset Management Trust, ING Fund Services, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Neuberger Berman Management Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Van Eck Securities Corp; Van Eck Fund, Inc., Van Eck World Wide Investment Trust Funds, LLC, and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2008., of the annual percentage of the average daily net assets (for instance, in 2008, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $85 from that fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2008, revenue sharing and Rule 12b-1 fees did not exceed approximately $65,000. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933

12                                          UNION SECURITY INSURANCE COMPANY

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ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT
COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.


Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in the General Account.



We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.


From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

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We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE


WHAT TYPES OF CONTRACTS ARE AVAILABLE?



The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



We will no longer accept additional Premium Payments into any individual annuity contract funded through a 403(b) plan.



The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.



HOW DO I PURCHASE A CONTRACT?



This Contract is no longer available for new sales.



Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.



Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.



You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?


Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

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14                                          UNION SECURITY INSURANCE COMPANY

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HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.



We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.



In certain circumstances, fund trading policies do not apply or may be limited. For instance:


- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.


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16                                          UNION SECURITY INSURANCE COMPANY

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-   Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.


- In some cases, we were unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.


HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each contract year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to Sub-Account. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g. 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait 6 months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Accumulation Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts.

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UNION SECURITY INSURANCE COMPANY                                          17

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-   SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS --
    After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- Upon eligible confinement as described in the Waiver of Sales Charge Rider. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   ON OR AFTER THE ANNUITANT'S 110TH BIRTHDAY.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive the Contingent Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.15% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

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18                                          UNION SECURITY INSURANCE COMPANY

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WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.

CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all Beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from all Beneficiaries, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

For Contracts issued on or after the later of May 1, 1998, or the date on which state insurance authorities approve the applicable Contract modifications the Death Benefit is equal to the greatest of:

(1)  The total Premium Payments you have made to us minus any partial
     Surrenders.

(2)  The Contract Value of your Contract.

(3) The Contract Value on the last Five Year Contract Anniversary before the earlier of the date of death, or either the Contract Owner's or Annuitant's 75th birthday, minus any partial Surrenders (without adjustments) since that Five Year Contract Anniversary.

(4) The highest Anniversary Value prior to the earlier of the date of death, or the Contract Owner's or Annuitant's 75th birthday, where the Anniversary Value is equal to the Contract Value as of a Contract Anniversary, increased by the total Premium Payments made by you since the Contract Anniversary minus adjustments for partial Surrenders made since that anniversary.

(5) If death occurs prior to either the Contract Owner's or Annuitant's 75th birthday, the Death Benefit is the sum of total Premium Payments minus any partial Surrenders compounded at an effective annual rate of 5.0% (4.0% in the State of Washington) capped at a maximum of 200% of total Premium Payments, minus any partial Surrenders (the "Roll-up Amount"); or

    If death occurs on or after either the Contract Owner's or Annuitant's 75th birthday, the Death Benefit is equal to the Roll-Up Amount as of that birthday, plus any Premium Payments made since that birthday minus any partial Surrenders since that birthday.

Adjustments are made for partial Surrenders for calculating the Anniversary Value by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Contract Value on the Contract Anniversary, plus Premium Payments made since that Anniversary and before the partial Surrender, minus adjustments for withdrawals made since that Anniversary and before the partial Surrender.

Adjustments are made for partial Surrenders for calculating the Death Benefit using the Rollup Amount by:

-   Taking the amount of the partial Surrender and

- Dividing that amount by the Contract Value immediately before the partial Surrender and

- Multiplying that amount by the Rollup Amount before the partial Surrender plus, any Premium Payments made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender, minus adjustments for any partial Surrenders made on or after the date either the Contract Owner or Annuitant first reaches his or her 75th birthday and before the partial Surrender.

For Contracts issued prior to the later of May 1, 1998, or the date on which state insurance authorities approve the Death Benefit listed above, the Death Benefit is equal to the greatest of:

(1)  The total Premium Payments you have made to us minus any partial
     Surrenders;

(2)  The Contract Value of your Contract; or

(3) The Contract Value on the last Five Year Contract Anniversary before the earlier of the date of death, or either the Contract Owner's or Annuitant's 75th birthday, minus any partial Surrenders since that Five Year Contract Anniversary.

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UNION SECURITY INSURANCE COMPANY                                          19

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HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from all Beneficiaries, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company," to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrender by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. Both full and partial Surrenders are

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20                                          UNION SECURITY INSURANCE COMPANY

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taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.
There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation. We may also defer payment of Surrender proceeds payable out of the Fixed Accumulation Feature for a period of up to 6 months.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

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UNION SECURITY INSURANCE COMPANY                                          21

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-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 110th birthday unless you elect a later date to begin receiving payments, subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options available.


-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.


- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.


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22                                          UNION SECURITY INSURANCE COMPANY

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For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can

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be made into any Account available in your Contract excluding the DCA Plus
Programs.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Please see Federal Tax Considerations and Information Regarding Tax-Qualified Retirement Plans for more information regarding the tax consequences associated with your Contract.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.


If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.


You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.


You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.


-   Asset Rebalancing

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   Dollar Cost Averaging

We offer three dollar cost averaging programs:

       -   DCA Plus

       -   Fixed Amount DCA

       -   Earnings/Interest DCA

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

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24                                          UNION SECURITY INSURANCE COMPANY

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OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.

- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is

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required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts. WFS is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.


Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.

Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to FINRA rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.


Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2008, As of December 31, 2008, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances) to the following Financial Intermediaries:



AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.) and Woodbury Financial Services Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.



For the fiscal year ended December 31, 2008, Additional Payments did not in the aggregate exceed approximately $640 thousand (excluding corporate-sponsorship related perquisites) or approximately 0.04% based on average assets.


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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The consolidated financial statements of Union Security Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.


LEGAL PROCEEDINGS


Union Security is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.


The validity of the securities offered in this prospectus is being passed upon for us by Alston & Bird LLP, Washington, DC.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:


P.O. Box 5085
Hartford, Connecticut 06102-5085.


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.


In connection with another product, Union Security has, in the past, filed annual reports on Form 10-K, quarterly reports on Form 10-Q, and current reports on Form 8-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). As of May 1, 2009, Union Security intends to rely on the exemption provided by Rule 12h-7 under the Exchange Act, and accordingly does not intend to file these reports, or other reports under the Exchange Act.


FEDERAL TAX CONSIDERATIONS


A. INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



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B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT



The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.



C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS



Section 72 of the Code governs the taxation of annuities in general.



    1.   NON-NATURAL PERSONS AS OWNERS



Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:



- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),



- A contract acquired by the estate of a decedent by reason of such decedent's death,



- Certain contracts acquired with respect to tax-qualified retirement arrangements,



- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or



- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.



A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.



Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.



    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.



       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.



i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.



ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.



iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed


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      received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."



iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.



vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.



       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.



Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").



i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.



ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.



iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).



       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.



Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.



       d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.



i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.



ii.  The 10% penalty tax will not apply to the following distributions:



       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.



       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.



       3.   Distributions attributable to a recipient's becoming disabled.



       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).



       5. Distributions made under certain annuities issued in connection with structured settlement agreements.


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       6.   Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).



       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.



If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.



If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.



       f.   REQUIRED DISTRIBUTIONS



i.   Death of Contract Owner or Primary Annuitant



      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:



       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;



       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and



       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.



ii.  Alternative Election to Satisfy Distribution Requirements



      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.



iii.  Spouse Beneficiary



      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.



iv.  Civil Union or Domestic Partner



      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.



       g.   ADDITION OF RIDER OR MATERIAL CHANGE.



The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.



       h.  PARTIAL EXCHANGES.



The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract


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(issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.



The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.



    3.   DIVERSIFICATION REQUIREMENTS.



The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



-   no more than 70% is represented by any two investments,



-   no more than 80% is represented by any three investments and



-   no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.



Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.



    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.



In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue


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remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.



Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



D. FEDERAL INCOME TAX WITHHOLDING



The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:



       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.



       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.



Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.



E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS



The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.



F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.



G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS



Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences


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under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.



H. TAX DISCLOSURE OBLIGATIONS



In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.


INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.


The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



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We do not currently offer the Contracts in connection with all of the types of
Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a


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different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the


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Contract (including endorsement, rider or option benefits) to maintain the
Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($16,500 for 2009). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



The RMD rules generally do not apply for the 2009 tax year. However, individuals who deferred 2008 RMDs until April 1, 2009, must still take an RMD by that date. Please consult with a qualified tax advisor or your Qualified Plan Administrator to determine how this change may affect you.



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.


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In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for


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a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

UNION SECURITY INSURANCE COMPANY                                          39

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ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.949        $11.208        $10.351             --             --
  Accumulation Unit Value at end of
   period                                 $8.231        $11.949        $11.208             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                312            393            507             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.583        $15.542        $12.291        $10.569         $8.643
  Accumulation Unit Value at end of
   period                                $10.337        $17.583        $15.542        $12.291        $10.569
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                136            174            216            227            303
DWS INTERNATIONAL VIP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $24.885        $22.023        $17.737        $15.484        $13.475
  Accumulation Unit Value at end of
   period                                $12.708        $24.885        $22.023        $17.737        $15.484
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             85             99            126            149
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.659        $23.241        $20.648        $20.410        $17.366
  Accumulation Unit Value at end of
   period                                $13.435        $28.659        $23.241        $20.648        $20.410
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84             96            128            175            207
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $42.275        $33.066        $29.926        $26.092        $22.579
  Accumulation Unit Value at end of
   period                                $22.650        $42.275        $33.066        $29.926        $26.092
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                165            199            244            316            394
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.170        $13.693        $13.262        $13.077        $13.138
  Accumulation Unit Value at end of
   period                                $14.272        $14.170        $13.693        $13.262        $13.077
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                176            143            192            196            243
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.925        $10.817        $10.167         $9.443         $8.477
  Accumulation Unit Value at end of
   period                                 $7.976        $12.925        $10.817        $10.167         $9.443
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                171            205            270            398            537
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.843        $12.798        $11.758        $11.672        $10.845
  Accumulation Unit Value at end of
   period                                 $9.056        $12.843        $12.798        $11.758        $11.672
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 91            129            155            232            341

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.791         $8.167        $10.840        $14.941         $9.776
  Accumulation Unit Value at end of
   period                                 $8.643         $6.791         $8.167        $10.840        $14.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                346            426            524            611            390
DWS INTERNATIONAL VIP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.695        $13.269        $19.464        $25.187        $16.530
  Accumulation Unit Value at end of
   period                                $13.475        $10.695        $13.269        $19.464        $25.187
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                173            205            302            368            442
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.990        $16.366        $19.895        $21.710        $14.641
  Accumulation Unit Value at end of
   period                                $17.366        $12.990        $16.366        $19.895        $21.710
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                252            296            413            520            511
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.924        $22.321        $29.345        $28.617        $18.703
  Accumulation Unit Value at end of
   period                                $22.579        $15.924        $22.321        $29.345        $28.617
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                461            545            737            830            819
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.224        $13.216        $12.904        $12.334        $11.925
  Accumulation Unit Value at end of
   period                                $13.138        $13.224        $13.216        $12.904        $12.334
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                453            746            800            502            496
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.601        $10.106        $15.410        $19.406        $11.136
  Accumulation Unit Value at end of
   period                                 $8.477         $6.601        $10.106        $15.410        $19.406
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                699            824          1,100          1,279            907
MFS(R) HIGH INCOME SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.323         $9.218         $9.158         $9.950         $9.479
  Accumulation Unit Value at end of
   period                                $10.845         $9.323         $9.218         $9.158         $9.950
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                422            485            628            675            691

40                                          UNION SECURITY INSURANCE COMPANY

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
                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2008           2007           2006           2005           2004
-----------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.969        $12.223        $11.054        $10.677         $9.903
  Accumulation Unit Value at end of
   period                                 $9.065        $12.969        $12.223        $11.054        $10.677
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                175            233            325            424            574
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.572        $11.874         $9.860         $9.698         $8.843
  Accumulation Unit Value at end of
   period                                 $7.415        $11.572        $11.874         $9.860         $9.698
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 50             62             81            100            100
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.309        $21.021        $17.981        $17.305        $15.798
  Accumulation Unit Value at end of
   period                                $13.349        $21.309        $21.021        $17.981        $17.305
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                893          1,084          1,363          1,845          2,449
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.235        $10.112         $8.488         $7.848         $7.259
  Accumulation Unit Value at end of
   period                                 $6.269        $11.235        $10.112         $8.488         $7.848
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 14             18             13             16             22
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.867         $7.798         $6.838         $7.093         $6.637
  Accumulation Unit Value at end of
   period                                 $4.695         $7.867         $7.798         $6.838         $7.093
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 16             17             27             47             56
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.162        $18.058        $17.892        $17.166        $16.859
  Accumulation Unit Value at end of
   period                                $11.528        $19.162        $18.058        $17.892        $17.166
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                354            423            559            853          1,176
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.575        $15.660        $12.937        $12.348        $11.007
  Accumulation Unit Value at end of
   period                                $10.152        $17.575        $15.660        $12.937        $12.348
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                145            185            251            316            438
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.388        $17.560        $17.147        $17.060        $16.573
  Accumulation Unit Value at end of
   period                                $18.564        $18.388        $17.560        $17.147        $17.060
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                327            448            541            764            933

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2003           2002           2001           2000           1999
--------------------------------------  --------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $8.225         $9.571        $10.433        $10.473        $10.000
  Accumulation Unit Value at end of
   period                                 $9.903         $8.225         $9.571        $10.433        $10.473
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                616            680            718            728            117
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.141         $9.541        $10.336         $9.908        $10.000
  Accumulation Unit Value at end of
   period                                 $8.843         $7.141         $9.541        $10.336         $9.908
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                112            116             79             58             10
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.693        $15.944        $17.095        $16.941        $15.919
  Accumulation Unit Value at end of
   period                                $15.798        $12.693        $15.944        $17.095        $16.941
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              3,194          4,040          5,314          6,074          7,465
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.600         $7.367         $8.905        $10.000             --
  Accumulation Unit Value at end of
   period                                 $7.259         $5.600         $7.367         $8.905             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             15              6              6             --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $5.446         $7.448         $9.353        $10.978        $10.000
  Accumulation Unit Value at end of
   period                                 $6.637         $5.446         $7.448         $9.353        $10.978
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 74             60             61             54              6
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.538        $19.072        $24.447        $24.935        $20.809
  Accumulation Unit Value at end of
   period                                $16.859        $13.538        $19.072        $24.447        $24.935
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,471          1,862          2,483          2,985          1,954
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $7.846        $12.878        $17.271        $22.338        $13.624
  Accumulation Unit Value at end of
   period                                $11.007         $7.846        $12.878        $17.271        $22.338
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                571            685            873            977            870
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.502        $14.581        $13.761        $12.659        $12.727
  Accumulation Unit Value at end of
   period                                $16.573        $15.502        $14.581        $13.761        $12.659
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,237          1,611          2,096          2,146          2,449

UNION SECURITY INSURANCE COMPANY                                          41

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

42                                          UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

APPENDIX I -- CONTRACT LOANS UNDER 403(b) QUALIFIED CONTRACTS

During the Accumulation Period, you may request a loan from your Contract Value. If the loan meets the amount and repayment requirements described below, we will not report the loan to Internal Revenue Service as a taxable distribution. You will need specific forms that you may request from us.

Any loan will be secured by a security interest in the Contract. We will hold an amount equal to the loan in the Fixed Accumulation Feature, where we will credit it with an interest rate equal to the guaranteed rate until the loan is repaid. If necessary, we will transfer from this amount the Sub-Accounts to the Fixed Accumulation Feature. In this case, unless you select specific Sub-Accounts, we will transfer the amount proportionately from existing Sub-Account balances. The loan and any related transfers will be effective at the end of the Valuation Period in which we receive at our home office all necessary documentation in connection with the loan request. We will forward loan proceeds to you within seven days after we receive your request.

There is a loan administrative fee of $100 for each loan. The fee will be deducted from the loan proceeds unless it is submitted along with the loan application. We do not expect that the revenues from these fees will exceed our costs establishing and administering your contract loan.

We allow you only one outstanding loan at a time. On the date of the loan, the loan may not exceed the lesser of:

(1)  50% of the Contract Value, or

(2) $50,000 reduced by the highest outstanding loan balance of the previous 12 months.

Certain plans impose additional loan limitations. If your plan is part of:

-   a governmental employer plan,

-   a church plan, or

- a Section 403(b) salary reduction contribution plan (that satisfies the diversification requirements of the Employee Retirement Income Securities
    Act),

then you are subject to additional loan limitations. Under these plans, if a loan is equal to 50% of the Contract Value and is an amount less than $10,000, then the loan is subject to distinct limitations. Specifically, the loan may not exceed the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

In addition, if you are a member of one of these plans, and you are also a member of additional plans offered by your employer, then the Internal Revenue Service may limit the amount of any loans you may take out under the additional plans. In these cases, loan amounts may again be limited to the lesser of:

(1)  $10,000 or

(2)  the Contract Value less one year's interest on the loan.

Your loan may have either a variable rate, or a fixed rate that is fixed for the life of the loan. If we have mailed you an endorsement to your contract specifying a fixed rate, and if you have accepted this endorsement, then your loan will have a fixed rate. Otherwise, your loan will have a variable rate.

Loan interest rates are set on August 1st each year and are applicable to all loans made during the 12 months following this date.

For variable rate loans, the loan interest rate is reset every August 1st. The rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the weighted average fixed account interest rate being credited to the contracts as of the preceding July 1st plus 1%.

For fixed rate loans, the loan interest rate is equal to the greater of (1) the published monthly average of Moody's Corporate Bond Yield Average -- Monthly Average Corporates for the preceding April, or (2) the minimum guaranteed fixed account interest rate specified on the Contract.

Principal and interest must be repaid within five years of the loan date. However, if a loan is taken to purchase the Annuitant's principal residence, a longer repayment period applies. In this case, the loan must be repaid within 1 to 30 years of the loan date. Please note, regardless of the loan purpose, interest paid on Qualified Loans subject to Section 403(b) is defined by the Internal Revenue Code as "personal interest."

The loan must be repaid in quarterly installments of principal and interest and may be prepaid at any time. At least 30 days prior to the first installment due date, we will provide you with a repayment schedule. The schedule will list the installment due dates and the installment amounts.

You must make loan repayments in a timely manner. If you fail to make loan repayments when due, we will place the loan in default, and the entire outstanding loan balance will be due. Unpaid accrued interest will be added to the loan balance. Interest will continue to accrue on the loan balance until you repay it or until we recover the loan balance from the contract when we are permitted to do so by the Internal Revenue Code.

If loan payments are not made when due, the entire loan balance may become immediately taxable. In this case, premature distribution taxes as well as ordinary income taxes may be due. Interest accruing on a loan in default may be taxable each year that the loan remains unpaid.

If any loan amount is outstanding on the annuity commencement date, you may not apply the amount held as security for the loan to an annuity settlement. If the Annuitant or Contract Owner dies before the annuity commencement

UNION SECURITY INSURANCE COMPANY                                          43

-------------------------------------------------------------------------------

date, we reserve the right to deduct any amount owed to us from the death benefit.

Transfers from the Fixed Accumulation Feature of the amount held as security for the loan balance are restricted while a contract loan is outstanding.

Withdrawals from the Contract are also restricted while a loan is outstanding. The minimum Contract Value remaining after any surrender must be at least $1,000, plus 105% of the sum of the outstanding loan, plus any unpaid accrued interest.

When the loan balance is fully repaid, amounts held in the Fixed Accumulation Feature can be transferred and amounts held in the contract may be withdrawn, subject to otherwise generally applicable terms and conditions for such transfers or withdrawals.

Contract loans are subject to conditions and requirements under the Internal Revenue Code and, where applicable, ERISA. In addition, if a contract has been acquired in connection with a retirement plan, contract loans are also subject to the terms of the plan. The tax and ERISA rules relating to contract loans are complex and in many cases unclear. For these reasons and because the rules vary depending on the individual circumstances of each contract, we caution that employers and Contract Owners should take particular care to consult with qualified advisers before taking action with respect to contract loans.

To obtain a Statement of Additional Information, please complete the form below and mail to:


     Union Security Insurance Company
     c/o Hartford Life and Annuity Insurance Company
     P.O. Box 5085
     Hartford, Connecticut 06102-5085


Please send a Statement of Additional Information for Wells Fargo Passage variable annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        UNION SECURITY INSURANCE COMPANY

                               VARIABLE ACCOUNT D

                      WELLS FARGO PASSAGE VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Union Security Insurance Company, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus: May 1, 2009
Date of Statement of Additional Information: May 1, 2009


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS

2                                           UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS


Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained by Woodbury Financial Services ("Woodbury Financial") of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


EXPERTS


The statements of assets and liabilities of Variable Account D of Union Security Insurance Company (the "Account") as of December 31, 2008 and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 18, 2009, which is included in the Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The consolidated financial statements of Union Security Insurance Company as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The business address of PricewaterhouseCoopers LLP is 300 Madison Avenue, New York, NY 10017.



NON-PARTICIPATING


The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $981,174, $769,113 and $554,521 to Woodbury Financial for annuity contract distribution services during 2006, 2007 and 2008, respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods.

UNION SECURITY INSURANCE COMPANY                                           3

-------------------------------------------------------------------------------

Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security 365/7 uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF VARIABLE ACCOUNT D OF UNION SECURITY INSURANCE COMPANY AND THE
BOARD OF DIRECTORS OF UNION SECURITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Variable Account D of Union Security Insurance Company (the "Account"), as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2008, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Variable Account D of Union Security Insurance Company as of December 31, 2008, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 18, 2009

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         220,608                   42,928
                                      ============               ==========
  Cost                                  $1,387,531                 $324,441
                                      ============               ==========
  Market value                          $1,164,809                 $340,847
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                          14                        4
 Other assets                                   --                       --
                                      ------------               ----------
 Total Assets                            1,164,823                  340,851
                                      ------------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     14                        4
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                       --
                                      ------------               ----------
 Total Liabilities                              14                        4
                                      ------------               ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $1,164,809                 $340,847
                                      ============               ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS        AIM V.I.               AIM V.I.         ALLIANCEBERNSTEIN VPS
                                   INTERNATIONAL              CORE               INTERNATIONAL              MONEY
                                 GROWTH PORTFOLIO          EQUITY FUND            GROWTH FUND         MARKET PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       42,254                148,599                 72,151              5,718,113
                                    ===========            ===========            ===========            ===========
  Cost                               $1,082,710             $3,710,944             $1,115,339             $5,718,113
                                    ===========            ===========            ===========            ===========
  Market value                         $529,015             $2,934,889             $1,406,232             $5,718,113
 Due from Hartford Life and
  Annuity Insurance Company                  --                     --                  3,560                 38,664
 Receivable from fund shares
  sold                                        6                  2,989                     --                     --
 Other assets                                --                     --                     --                  5,037
                                    -----------            -----------            -----------            -----------
 Total Assets                           529,021              2,937,878              1,409,792              5,761,814
                                    -----------            -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   6                  2,989                     --                     --
 Payable for fund shares
  purchased                                  --                     --                  3,560                 38,664
 Other liabilities                           --                      4                     --                     --
                                    -----------            -----------            -----------            -----------
 Total Liabilities                            6                  2,993                  3,560                 38,664
                                    -----------            -----------            -----------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $529,015             $2,934,885             $1,406,232             $5,723,150
                                    ===========            ===========            ===========            ===========

                               ALLIANCEBERNSTEIN VPS         FEDERATED               FEDERATED
                                     LARGE CAP                AMERICAN                CAPITAL
                                  GROWTH PORTFOLIO        LEADERS FUND II      APPRECIATION FUND II
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      29,339                 1,745,774                605,112
                                     =========              ============            ===========
  Cost                                $637,840               $31,983,499             $3,255,060
                                     =========              ============            ===========
  Market value                        $541,900               $14,210,597             $3,086,071
 Due from Hartford Life and
  Annuity Insurance Company                 --                        --                     --
 Receivable from fund shares
  sold                                       7                       432                    108
 Other assets                               --                        --                     --
                                     ---------              ------------            -----------
 Total Assets                          541,907                14,211,029              3,086,179
                                     ---------              ------------            -----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  7                       432                    108
 Payable for fund shares
  purchased                                 --                        --                     --
 Other liabilities                          --                        --                     --
                                     ---------              ------------            -----------
 Total Liabilities                           7                       432                    108
                                     ---------              ------------            -----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $541,900               $14,210,597             $3,086,071
                                     =========              ============            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                               FEDERATED
                                       FEDERATED             FUND FOR U.S.
                                        EQUITY                 GOVERNMENT
                                    INCOME FUND II           SECURITIES II
                                      SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       1,021,853                 268,115
                                     =============            ============
  Cost                                 $11,986,334              $3,022,008
                                     =============            ============
  Market value                         $11,127,978              $3,069,915
 Due from Hartford Life and
  Annuity Insurance Company                     --                      --
 Receivable from fund shares
  sold                                         390                      82
 Other assets                                   --                      --
                                     -------------            ------------
 Total Assets                           11,128,368               3,069,997
                                     -------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    390                      82
 Payable for fund shares
  purchased                                     --                      --
 Other liabilities                               1                      --
                                     -------------            ------------
 Total Liabilities                             391                      82
                                     -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $11,127,977              $3,069,915
                                     =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  FEDERATED
                                   MID CAP                FEDERATED               FEDERATED               FEDERATED
                                    GROWTH               HIGH INCOME            INTERNATIONAL               PRIME
                              STRATEGIES FUND II         BOND FUND II           EQUITY FUND II          MONEY FUND II
                                 SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    579,429                 635,765                 295,903               2,137,503
                                 ============            ============            ============            ============
  Cost                             $9,690,680              $4,627,357              $3,357,438              $2,137,504
                                 ============            ============            ============            ============
  Market value                     $7,381,931              $3,197,899              $2,988,624              $2,137,504
 Due from Hartford Life
  and Annuity Insurance
  Company                                 441                      --                      59                      --
 Receivable from fund
  shares sold                              --                     105                      --                      74
 Other assets                              --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Assets                       7,382,372               3,198,004               2,988,683               2,137,578
                                 ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                     105                      --                      74
 Payable for fund shares
  purchased                               441                      --                      59                      --
 Other liabilities                         --                      --                      --                      --
                                 ------------            ------------            ------------            ------------
 Total Liabilities                        441                     105                      59                      74
                                 ------------            ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $7,381,931              $3,197,899              $2,988,624              $2,137,504
                                 ============            ============            ============            ============


                                  FEDERATED               FEDERATED            GARTMORE NVIT
                                   QUALITY                 CAPITAL               DEVELOPING
                                 BOND FUND II           INCOME FUND II          MARKETS FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    166,128                 260,499               146,812
                                 ============            ============            ==========
  Cost                             $1,811,929              $2,409,606              $934,431
                                 ============            ============            ==========
  Market value                     $1,661,276              $1,888,616              $550,547
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                    --
 Receivable from fund
  shares sold                             995                      67                     7
 Other assets                              --                      --                    --
                                 ------------            ------------            ----------
 Total Assets                       1,662,271               1,888,683               550,554
                                 ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 995                      67                     7
 Payable for fund shares
  purchased                                --                      --                    --
 Other liabilities                         --                      --                    --
                                 ------------            ------------            ----------
 Total Liabilities                        995                      67                     7
                                 ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,661,276              $1,888,616              $550,547
                                 ============            ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                  HARTFORD
                                   HARTFORD       LARGECAP
                                   ADVISERS        GROWTH
                                   HLS FUND       HLS FUND
                                 SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   6,419,775      4,048,547
                                ==============  =============
  Cost                            $141,578,201    $63,602,747
                                ==============  =============
  Market value                     $87,885,301    $40,011,755
 Due from Hartford Life and
  Annuity Insurance Company                 --         73,333
 Receivable from fund shares
  sold                                 131,249             --
 Other assets                               --             --
                                --------------  -------------
 Total Assets                       88,016,550     40,085,088
                                --------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            131,248             --
 Payable for fund shares
  purchased                                 --         72,526
 Other liabilities                           6            819
                                --------------  -------------
 Total Liabilities                     131,254         73,345
                                --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                      $87,885,296    $40,011,743
                                ==============  =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD        HARTFORD        HARTFORD           HARTFORD
                                   TOTAL          CAPITAL         DIVIDEND         FUNDAMENTAL
                                RETURN BOND     APPRECIATION     AND GROWTH           GROWTH
                                  HLS FUND        HLS FUND        HLS FUND           HLS FUND
                                SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  4,355,560         662,456         677,407           56,846
                               ==============  ==============  ==============       ==========
  Cost                            $50,504,494     $27,685,219     $14,935,520         $589,031
                               ==============  ==============  ==============       ==========
  Market value                    $41,565,815     $16,786,630      $9,732,836         $336,527
 Due from Hartford Life and
  Annuity Insurance Company                --           2,888           1,266               --
 Receivable from fund shares
  sold                                273,640              --              --               12
 Other assets                              12              --              --               --
                               --------------  --------------  --------------       ----------
 Total Assets                      41,839,467      16,789,518       9,734,102          336,539
                               --------------  --------------  --------------       ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company           273,640              --              --               12
 Payable for fund shares
  purchased                                --           2,888           1,266               --
 Other liabilities                         --               3               6               --
                               --------------  --------------  --------------       ----------
 Total Liabilities                    273,640           2,891           1,272               12
                               --------------  --------------  --------------       ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $41,565,827     $16,786,627      $9,732,830         $336,527
                               ==============  ==============  ==============       ==========

                                     HARTFORD                                     HARTFORD
                                      GLOBAL                 HARTFORD           DISCIPLINED
                                     ADVISERS             GLOBAL GROWTH            EQUITY
                                     HLS FUND                HLS FUND             HLS FUND
                                   SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      57,135                 4,488,639            4,620,207
                                    ==========            ==============       ==============
  Cost                                $731,514               $63,506,942          $49,749,049
                                    ==========            ==============       ==============
  Market value                        $485,862               $45,666,575          $39,066,374
 Due from Hartford Life and
  Annuity Insurance Company                 --                    95,258                   --
 Receivable from fund shares
  sold                                      29                        --                8,356
 Other assets                               --                        --                   --
                                    ----------            --------------       --------------
 Total Assets                          485,891                45,761,833           39,074,730
                                    ----------            --------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 29                        --                8,356
 Payable for fund shares
  purchased                                 --                    95,258                   --
 Other liabilities                          --                         1                    1
                                    ----------            --------------       --------------
 Total Liabilities                          29                    95,259                8,357
                                    ----------            --------------       --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $485,862               $45,666,574          $39,066,373
                                    ==========            ==============       ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD             GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        107,602            8,693,282
                                     ============       ==============
  Cost                                 $1,330,234         $183,022,491
                                     ============       ==============
  Market value                           $810,573         $148,255,089
 Due from Hartford Life and
  Annuity Insurance Company                    --              115,741
 Receivable from fund shares
  sold                                         47                   --
 Other assets                                  --                   --
                                     ------------       --------------
 Total Assets                             810,620          148,370,830
                                     ------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    47                   --
 Payable for fund shares
  purchased                                    --              115,742
 Other liabilities                             --                    5
                                     ------------       --------------
 Total Liabilities                             47              115,747
                                     ------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $810,573         $148,255,083
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  HARTFORD                HARTFORD
                                 HARTFORD      HARTFORD        INTERNATIONAL           INTERNATIONAL
                                HIGH YIELD      INDEX              GROWTH              SMALL COMPANY
                                 HLS FUND      HLS FUND           HLS FUND                HLS FUND
                               SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                1,968,434     2,386,150            422,413                 407,780
                               ============  ============       ============            ============
  Cost                          $17,458,457   $71,027,863         $5,734,076              $6,607,846
                               ============  ============       ============            ============
  Market value                  $11,281,564   $44,749,680         $2,473,118              $3,384,174
 Due from Hartford Life and
  Annuity Insurance Company              --            --                867                      --
 Receivable from fund shares
  sold                               34,401        34,849                 --                     517
 Other assets                            --            --                 --                      --
                               ------------  ------------       ------------            ------------
 Total Assets                    11,315,965    44,784,529          2,473,985               3,384,691
                               ------------  ------------       ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company          34,401        34,849                 --                     517
 Payable for fund shares
  purchased                              --            --                867                      --
 Other liabilities                       --             1                  2                      --
                               ------------  ------------       ------------            ------------
 Total Liabilities                   34,401        34,850                869                     517
                               ------------  ------------       ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $11,281,564   $44,749,679         $2,473,116              $3,384,174
                               ============  ============       ============            ============

                                 HARTFORD       HARTFORD
                               INTERNATIONAL     MIDCAP             HARTFORD
                               OPPORTUNITIES     GROWTH           MONEY MARKET
                                 HLS FUND       HLS FUND            HLS FUND
                                SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of shares                 4,330,776      2,176,387          44,231,712
                               =============  =============       =============
  Cost                           $62,259,067    $22,765,339         $44,231,712
                               =============  =============       =============
  Market value                   $36,384,870    $11,624,460         $44,231,712
 Due from Hartford Life and
  Annuity Insurance Company           52,809         33,621              30,116
 Receivable from fund shares
  sold                                    --             --                  --
 Other assets                             13             --                  --
                               -------------  -------------       -------------
 Total Assets                     36,437,692     11,658,081          44,261,828
                               -------------  -------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --             --                  --
 Payable for fund shares
  purchased                           52,809         33,621              30,116
 Other liabilities                        --             --                  11
                               -------------  -------------       -------------
 Total Liabilities                    52,809         33,621              30,127
                               -------------  -------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $36,384,883    $11,624,460         $44,231,701
                               =============  =============       =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       HARTFORD                 HARTFORD
                                    SMALLCAP VALUE           SMALLCAP GROWTH
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,154,743                3,316,881
                                     =============            =============
  Cost                                 $42,359,842              $49,777,105
                                     =============            =============
  Market value                         $23,236,571              $38,368,108
 Due from Hartford Life and
  Annuity Insurance Company                     --                       --
 Receivable from fund shares
  sold                                      31,296                   78,084
 Other assets                                    1                       --
                                     -------------            -------------
 Total Assets                           23,267,868               38,446,192
                                     -------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 31,296                   78,084
 Payable for fund shares
  purchased                                     --                       --
 Other liabilities                              --                        1
                                     -------------            -------------
 Total Liabilities                          31,296                   78,085
                                     -------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $23,236,572              $38,368,107
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                                    HARTFORD
                                      HARTFORD             U.S. GOVERNMENT             HARTFORD             VALUE
                                       STOCK                 SECURITIES                 VALUE           OPPORTUNITIES
                                      HLS FUND                HLS FUND                 HLS FUND           HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT (A)           SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       183,003                4,613,106                 213,357           2,691,970
                                    ============            =============            ============       =============
  Cost                                $6,298,700              $48,689,025              $2,552,394         $35,803,619
                                    ============            =============            ============       =============
  Market value                        $4,733,186              $47,014,700              $1,658,663         $23,619,772
 Due from Hartford Life and
  Annuity Insurance Company               22,559                       --                   1,862                  --
 Receivable from fund shares
  sold                                        --                  197,461                      --              32,352
 Other assets                                  2                       --                      --                  --
                                    ------------            -------------            ------------       -------------
 Total Assets                          4,755,747               47,212,161               1,660,525          23,652,124
                                    ------------            -------------            ------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   --                  197,461                      --              32,353
 Payable for fund shares
  purchased                               22,559                       --                   1,862                  --
 Other liabilities                            --                       --                       1                   1
                                    ------------            -------------            ------------       -------------
 Total Liabilities                        22,559                  197,461                   1,863              32,354
                                    ------------            -------------            ------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,733,188              $47,014,700              $1,658,662         $23,619,770
                                    ============            =============            ============       =============

                                      HARTFORD             ING JPMORGAN
                                       EQUITY                EMERGING             ING GLOBAL
                                       INCOME             MARKETS EQUITY          RESOURCES
                                      HLS FUND              PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       267,654                11,881                31,158
                                    ============            ==========            ==========
  Cost                                $3,487,948              $170,252              $587,951
                                    ============            ==========            ==========
  Market value                        $2,461,220              $143,051              $405,988
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                     7
 Receivable from fund shares
  sold                                     1,345                     2                     5
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          2,462,565               143,053               406,000
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                1,345                     2                    --
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                     1                    23
                                    ------------            ----------            ----------
 Total Liabilities                         1,345                     3                    23
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,461,220              $143,050              $405,977
                                    ============            ==========            ==========

(a) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      AIM V.I.
                                   GLOBAL HEALTH            AIM V.I.
                                     CARE FUND          TECHNOLOGY FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       44,649                69,310
                                     ==========            ==========
  Cost                                 $673,625              $847,465
                                     ==========            ==========
  Market value                         $556,775              $580,820
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --
 Receivable from fund shares
  sold                                        7                     7
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           556,782               580,827
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   7                     7
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                            7                     7
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $556,775              $580,820
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                     NEUBERGER BERMAN
                                                                                                        AMT SHORT
                                MFS(R) GROWTH            MFS(R) HIGH          MFS(R) STRATEGIC        DURATION BOND
                                    SERIES              INCOME SERIES          INCOME SERIES            PORTFOLIO
                               SUB-ACCOUNT (B)           SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (C)
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    113,747                 164,799                30,100                 25,307
                                 ============            ============            ==========             ==========
  Cost                             $1,750,575              $1,435,628              $305,239               $328,740
                                 ============            ============            ==========             ==========
  Market value                     $1,776,732              $1,026,699              $262,470               $271,040
 Due from Hartford Life
  and Annuity Insurance
  Company                               1,599                      --                    --                     --
 Receivable from fund
  shares sold                              --                      92                     3                      3
 Other assets                              --                      --                    --                     --
                                 ------------            ------------            ----------             ----------
 Total Assets                       1,778,331               1,026,791               262,473                271,043
                                 ------------            ------------            ----------             ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  --                      92                     3                      3
 Payable for fund shares
  purchased                             1,599                      --                    --                     --
 Other liabilities                          1                      --                    --                     --
                                 ------------            ------------            ----------             ----------
 Total Liabilities                      1,600                      92                     3                      3
                                 ------------            ------------            ----------             ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $1,776,731              $1,026,699              $262,470               $271,040
                                 ============            ============            ==========             ==========


                               NEUBERGER BERMAN           PIONEER                  DWS
                                 AMT PARTNERS             FUND VCT            INTERNATIONAL
                                  PORTFOLIO              PORTFOLIO            VIP PORTFOLIO
                                 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    114,836                24,335                 153,100
                                 ============            ==========            ============
  Cost                             $1,555,829              $489,610              $1,287,047
                                 ============            ==========            ============
  Market value                       $816,481              $387,891                $998,212
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                    --                   1,058
 Receivable from fund
  shares sold                              10                38,739                      --
 Other assets                              --                     2                      --
                                 ------------            ----------            ------------
 Total Assets                         816,491               426,632                 999,270
                                 ------------            ----------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                  10                38,739                      --
 Payable for fund shares
  purchased                                --                    --                   1,058
 Other liabilities                         --                    --                      --
                                 ------------            ----------            ------------
 Total Liabilities                         10                38,739                   1,058
                                 ------------            ----------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $816,481              $387,893                $998,212
                                 ============            ==========            ============

(b) Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

(c) Formerly Lehman Brothers AMT Short Duration Bond Portfolio. Change effective September 26, 2008.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK
                                  OPPORTUNITIES VCT          WORLDWIDE
                                      PORTFOLIO              BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         54,860                35,760
                                     ============            ==========
  Cost                                 $1,095,625              $399,770
                                     ============            ==========
  Market value                           $726,348              $411,951
 Due from Hartford Life and
  Annuity Insurance Company                    --                    --
 Receivable from fund shares
  sold                                          9                     5
 Other assets                                  --                    --
                                     ------------            ----------
 Total Assets                             726,357               411,956
                                     ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     9                     5
 Payable for fund shares
  purchased                                    --                    --
 Other liabilities                             --                    --
                                     ------------            ----------
 Total Liabilities                              9                     5
                                     ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $726,348              $411,951
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          WELLS FARGO             WELLS FARGO              WELLS FARGO
                                     VAN ECK              ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                  WORLDWIDE HARD             ASSET                TOTAL RETURN               EQUITY
                                   ASSETS FUND          ALLOCATION FUND            BOND FUND               INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      32,821                 171,368                 627,057                1,219,373
                                    ==========            ============            ============            =============
  Cost                                $535,434              $2,033,435              $6,389,714              $18,725,715
                                    ==========            ============            ============            =============
  Market value                        $615,399              $1,595,434              $6,082,456              $12,047,401
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --                      --                    9,078
 Receivable from fund shares
  sold                                       8                     383                  39,584                       --
 Other assets                               --                      --                      33                        3
                                    ----------            ------------            ------------            -------------
 Total Assets                          615,407               1,595,817               6,122,073               12,056,482
                                    ----------            ------------            ------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  8                     383                  39,584                       --
 Payable for fund shares
  purchased                                 --                      --                      --                    9,078
 Other liabilities                           2                       2                      --                       --
                                    ----------            ------------            ------------            -------------
 Total Liabilities                          10                     385                  39,584                    9,078
                                    ----------            ------------            ------------            -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $615,397              $1,595,432              $6,082,489              $12,047,404
                                    ==========            ============            ============            =============

                                   WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                  C&B LARGE CAP         LARGE COMPANY         INTERNATIONAL
                                    VALUE FUND            CORE FUND             CORE FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                      52,233                 7,688                18,516
                                    ==========            ==========            ==========
  Cost                                $448,257              $101,171              $135,782
                                    ==========            ==========            ==========
  Market value                        $367,201               $73,418               $85,360
 Due from Hartford Life and
  Annuity Insurance Company                 --                    --                    --
 Receivable from fund shares
  sold                                     533                    74                     3
 Other assets                               --                    --                    --
                                    ----------            ----------            ----------
 Total Assets                          367,734                73,492                85,363
                                    ----------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                533                    74                     3
 Payable for fund shares
  purchased                                 --                    --                    --
 Other liabilities                          --                    --                    --
                                    ----------            ----------            ----------
 Total Liabilities                         533                    74                     3
                                    ----------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $367,201               $73,418               $85,360
                                    ==========            ==========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT           WELLS FARGO
                                    LARGE COMPANY             SMALL CAP             ADVANTAGE VT
                                     GROWTH FUND             GROWTH FUND           DISCOVERY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        659,731                 354,598                30,963
                                     ============            ============            ==========
  Cost                                 $5,536,680              $2,336,547              $382,864
                                     ============            ============            ==========
  Market value                         $4,143,112              $1,475,129              $346,484
 Due from Hartford Life and
  Annuity Insurance Company                14,995                   6,676                    --
 Receivable from fund shares
  sold                                         --                      --                     4
 Other assets                                  --                      --                    --
                                     ------------            ------------            ----------
 Total Assets                           4,158,107               1,481,805               346,488
                                     ------------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                      --                     4
 Payable for fund shares
  purchased                                14,995                   6,676                    --
 Other liabilities                             --                      --                     3
                                     ------------            ------------            ----------
 Total Liabilities                         14,995                   6,676                     7
                                     ------------            ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $4,143,112              $1,475,129              $346,481
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY        UNIT               UNIT         CONTRACT
                                                                    PARTICIPANTS  FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY
 SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                              70,963    $16.378654  to     $16.378654      $1,162,284
American Century VP Capital Appreciation Fund -- Class I                  27,458     12.413327  to      12.413327         340,847
AllianceBernstein VPS International Growth Portfolio --
 Class A                                                                  98,379      5.377306  to       5.377306         529,015
AIM V.I. Core Equity Fund -- Class S1                                    338,425      8.231171  to      13.705837       2,930,184
AIM V.I. International Growth Fund -- Class S1                           135,717     10.336721  to      10.336721       1,402,866
AllianceBernstein VPS Money Market Portfolio -- Class A                  395,347     14.476281  to      14.476281       5,723,150
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A               36,474     14.857367  to      14.857367         541,900
Federated American Leaders Fund II -- Class PRIM                       1,874,782      7.461089  to      14.433220      14,200,900
Federated Capital Appreciation Fund II -- Class PRIM                     635,989      4.808581  to       4.891476       3,086,071
Federated Equity Income Fund II -- Class PRIM                          1,314,564      8.382404  to       8.551792      11,115,943
Federated Fund for U.S. Government Securities II --
 Class PRIM                                                              199,843     13.994891  to      17.638036       3,069,915
Federated Mid Cap Growth Strategies Fund II -- Class PRIM                803,071      9.092770  to       9.276542       7,376,272
Federated High Income Bond Fund II -- Class PRIM                         313,368      9.754141  to      13.667092       3,197,899
Federated International Equity Fund II -- Class PRIM                     392,601      7.534192  to       7.686432       2,988,624
Federated Prime Money Fund II -- Class PRIM                              177,809      8.388650  to      12.110297       2,137,504
Federated Quality Bond Fund II -- Class PRIM                             131,616     12.557936  to      12.774241       1,661,276
Federated Capital Income Fund II -- Class PRIM                           259,646      7.155846  to      12.073238       1,884,856
Gartmore NVIT Developing Markets Fund -- Class II                         43,100     12.681828  to      12.681828         546,586
Hartford Advisers HLS Fund -- Class IA                                28,187,944      0.849868  to       9.723693      87,545,125
Hartford LargeCap Growth HLS Fund -- Class IA                          3,978,707      6.008122  to      11.684107      39,964,715
Hartford Total Return Bond HLS Fund -- Class IA                       13,717,519      1.428229  to      13.235483      41,463,966
Hartford Capital Appreciation HLS Fund -- Class IA                    12,537,531      1.304984  to       1.352240      16,775,753
Hartford Dividend and Growth HLS Fund -- Class IA                      8,087,858      1.077392  to       2.788864       9,732,830
Hartford Fundamental Growth HLS Fund -- Class IA                         439,896      0.734202  to       0.774742         336,527
Hartford Global Advisers HLS Fund -- Class IA                            497,947      0.972203  to       0.986076         484,729
Hartford Global Growth HLS Fund -- Class IA                            3,055,156      6.641536  to      16.782807      45,530,214
Hartford Disciplined Equity HLS Fund -- Class IA                       2,628,614      4.884321  to      17.146553      38,983,944
Hartford Growth HLS Fund -- Class IA                                     924,012      0.850951  to       0.891619         808,243
Hartford Growth Opportunities HLS Fund -- Class IA                    29,927,493      1.077158  to      22.650072     147,687,501
Hartford High Yield HLS Fund -- Class IA                               1,030,360      8.778773  to      11.509086      11,274,864
Hartford Index HLS Fund -- Class IA                                    3,584,190      0.718500  to      13.651565      44,647,440
Hartford International Growth HLS Fund -- Class IA                     2,904,459      0.822370  to       0.867746       2,473,116
Hartford International Small Company HLS Fund -- Class IA              2,438,333      1.339698  to       1.413568       3,384,174
Hartford International Opportunities HLS Fund -- Class IA             23,331,826      1.517501  to       8.229731      36,342,152
Hartford MidCap Growth HLS Fund -- Class IA                            1,322,743      8.705168  to       9.058181      11,623,571
Hartford Money Market HLS Fund -- Class IA                            20,180,131      1.197239  to      14.271565      44,177,665
Hartford SmallCap Value HLS Fund -- Class IA                           1,396,102     15.999814  to      16.950257      23,235,229
Hartford SmallCap Growth HLS Fund -- Class IA                          2,416,957      8.334477  to      17.620975      38,304,404
Hartford Stock HLS Fund -- Class IA                                    5,097,887      0.909709  to       6.816530       4,731,527
Hartford U.S. Government Securities HLS Fund -- Class IA               2,213,629     12.797050  to      23.993088      46,571,764
Hartford Value HLS Fund -- Class IA                                    1,754,928      0.912838  to       0.963202       1,658,662
Hartford Value Opportunities HLS Fund -- Class IA                      1,744,600      9.705115  to      14.631386      23,602,836
Hartford Equity Income HLS Fund -- Class IA                            2,327,024      1.032798  to       1.070808       2,456,645
ING JPMorgan Emerging Markets Equity Portfolio -- Class I                 15,291      9.355467  to       9.355467         143,050

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY        UNIT               UNIT         CONTRACT
                                                                    PARTICIPANTS  FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ING Global Resources Portfolio -- Class S                                 49,335     $8.229019  to      $8.229019        $405,977
AIM V.I. Global Health Care Fund -- Class SI                              32,950     16.897448  to      16.897448         556,775
AIM V.I. Technology Fund -- Class SI                                      72,433      8.018763  to       8.018763         580,820
MFS(R) Growth Series -- Class INIT                                       199,114      7.976142  to      14.473275       1,769,662
MFS(R) High Income Series -- Class INIT                                  106,437      9.056071  to      12.886122       1,022,797
MFS(R) Strategic Income Series -- Class INIT                              18,224     14.402608  to      14.402608         262,470
Neuberger Berman AMT Short Duration Bond Portfolio -- Class               21,016     12.820175  to      12.820175         269,424
Neuberger Berman AMT Partners Portfolio -- Class I                        74,666     10.935177  to      10.935177         816,481
Pioneer Fund VCT Portfolio -- Class I                                     44,933      8.632715  to       8.632715         387,893
DWS International VIP Portfolio -- Class A                                78,413     12.707678  to      12.707678         996,448
Pioneer Growth Opportunities VCT Portfolio -- Class I                     55,434     13.102911  to      13.102911         726,348
Van Eck Worldwide Bond Fund -- Class INIT                                 21,943     18.476518  to      18.476518         405,434
Van Eck Worldwide Hard Assets Fund -- Class INIT                          30,656     20.074644  to      20.074644         615,397
Wells Fargo Advantage VT Asset Allocation Fund                           174,770      9.065403  to       9.065403       1,584,358
Wells Fargo Advantage VT Total Return Bond Fund                          327,216     18.564273  to      18.564273       6,074,534
Wells Fargo Advantage VT Equity Income Fund                              892,653     13.349160  to      13.349160      11,916,173
Wells Fargo Advantage VT C&B Large Cap Value Fund                         49,520      7.415154  to       7.415154         367,201
Wells Fargo Advantage VT Large Company Core Fund                          15,638      4.694905  to       4.694905          73,418
Wells Fargo Advantage VT International Core Fund                          13,616      6.269214  to       6.269214          85,360
Wells Fargo Advantage VT Large Company Growth Fund                       354,127     11.527997  to      11.527997       4,082,371
Wells Fargo Advantage VT Small Cap Growth Fund                           144,920     10.151582  to      10.151582       1,471,167
Wells Fargo Advantage VT Discovery Fund                                   22,151     15.641520  to      15.641520         346,481
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                                 154     16.378654  to      16.378654           2,525
AIM V.I. Core Equity Fund -- Class S1                                        571      8.231171  to       8.231171           4,701
AIM V.I. International Growth Fund -- Class S1                               326     10.336721  to      10.336721           3,366
Federated American Leaders Fund II -- Class PRIM                           1,300      7.461089  to       7.461089           9,697
Federated Equity Income Fund II -- Class PRIM                              1,436      8.382404  to       8.382404          12,034
Federated Mid Cap Growth Strategies Fund II -- Class PRIM                    622      9.092770  to       9.092770           5,659
Federated Capital Income Fund II -- Class PRIM                               311     12.073238  to      12.073238           3,760
Gartmore NVIT Developing Markets Fund -- Class II                            312     12.681828  to      12.681828           3,961
Hartford Advisers HLS Fund -- Class IA                                   115,970      2.933262  to       2.933262         340,171
Hartford LargeCap Growth HLS Fund -- Class IA                              4,025     11.684107  to      11.684107          47,028
Hartford Total Return Bond HLS Fund -- Class IA                           38,935      2.616192  to       2.616192         101,861
Hartford Capital Appreciation HLS Fund -- Class IA                         8,089      1.344249  to       1.344249          10,874
Hartford Global Advisers HLS Fund -- Class IA                              1,164      0.973468  to       0.973468           1,133
Hartford Global Growth HLS Fund -- Class IA                                8,186     13.434866  to      16.782807         136,360
Hartford Disciplined Equity HLS Fund -- Class IA                           4,807     17.146553  to      17.146553          82,429
Hartford Growth HLS Fund -- Class IA                                       2,647      0.880262  to       0.880262           2,330
Hartford Growth Opportunities HLS Fund -- Class IA                       118,005      4.710695  to      22.650072         567,582
Hartford High Yield HLS Fund -- Class IA                                     582     11.509086  to      11.509086           6,700
Hartford Index HLS Fund -- Class IA                                        7,489     13.651565  to      13.651565         102,239
Hartford International Opportunities HLS Fund -- Class IA                 27,337      1.563162  to       1.563162          42,731
Hartford MidCap Growth HLS Fund -- Class IA                                  102      8.705168  to       8.705168             889
Hartford Money Market HLS Fund -- Class IA                                20,692      1.847941  to      14.271565          54,036

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                       UNITS        MINIMUM            MAXIMUM
                                                                      OWNED BY        UNIT               UNIT         CONTRACT
                                                                    PARTICIPANTS  FAIR VALUE #       FAIR VALUE #    LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Value HLS Fund -- Class IA                                  80    $16.770231  to     $16.770231          $1,343
Hartford SmallCap Growth HLS Fund -- Class IA                              3,615     17.620975  to      17.620975          63,703
Hartford Stock HLS Fund -- Class IA                                        1,773      0.937095  to       0.937095           1,661
Hartford U.S. Government Securities HLS Fund -- Class IA                  18,461     23.993088  to      23.993088         442,936
Hartford Value Opportunities HLS Fund -- Class IA                          1,157     14.631386  to      14.631386          16,934
Hartford Equity Income HLS Fund -- Class IA                                4,317      1.059804  to       1.059804           4,575
MFS(R) Growth Series -- Class INIT                                           886      7.976142  to       7.976142           7,069
MFS(R) High Income Series Class -- INIT                                      431      9.056071  to       9.056071           3,902
Neuberger Berman AMT Short Duration Bond Portfolio                           126     12.820175  to      12.820175           1,616
DWS International VIP Portfolio -- Class A                                   139     12.707678  to      12.707678           1,764
Van Eck Worldwide Bond Fund -- Class INIT                                    353     18.476518  to      18.476518           6,517
Wells Fargo Advantage VT Asset Allocation Fund                             1,222      9.065403  to       9.065403          11,074
Wells Fargo Advantage VT Total Return Bond Fund                              429     18.564273  to      18.564273           7,955
Wells Fargo Advantage VT Equity Income Fund                                9,831     13.349160  to      13.349160         131,231
Wells Fargo Advantage VT Large Company Growth Fund                         5,269     11.527997  to      11.527997          60,741
Wells Fargo Advantage VT Small Cap Growth Fund                               390     10.151582  to      10.151582           3,962

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              AMERICAN CENTURY VP
                                   AMERICAN CENTURY VP              CAPITAL
                                      BALANCED FUND            APPRECIATION FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $36,110                       $ --
                                       -----------                -----------
EXPENSES:
 Administrative charges                         --                         --
 Mortality and Expense Risk
  charges                                   (6,649)                    (3,364)
                                       -----------                -----------
  Total Expenses                            (6,649)                    (3,364)
                                       -----------                -----------
  Net investment income (loss)              29,461                     (3,364)
                                       -----------                -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     16,521                    (36,004)
 Net realized gain on
  distributions                            104,630                     70,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (479,556)                  (457,457)
                                       -----------                -----------
  Net gain (loss) on
   investments                            (358,405)                  (423,203)
                                       -----------                -----------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(328,944)                 $(426,567)
                                       ===========                ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS     AIM V.I.          AIM V.I.          ALLIANCEBERNSTEIN VPS
                                    INTERNATIONAL           CORE          INTERNATIONAL               MONEY
                                  GROWTH PORTFOLIO      EQUITY FUND        GROWTH FUND          MARKET PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --              $84,670           $10,903                $94,300
                                     ----------         ------------      ------------              ---------
EXPENSES:
 Administrative charges                      --                   --            (3,386)                    --
 Mortality and Expense Risk
  charges                                (4,370)             (55,444)          (28,220)               (24,049)
                                     ----------         ------------      ------------              ---------
  Total Expenses                         (4,370)             (55,444)          (31,606)               (24,049)
                                     ----------         ------------      ------------              ---------
  Net investment income
   (loss)                                (4,370)              29,226           (20,703)                70,251
                                     ----------         ------------      ------------              ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (76,121)              (6,518)          203,003                     --
 Net realized gain on
  distributions                          19,751                   --            26,365                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (513,416)          (1,520,938)       (1,370,627)                    --
                                     ----------         ------------      ------------              ---------
  Net gain (loss) on
   investments                         (569,786)          (1,527,456)       (1,141,259)                    --
                                     ----------         ------------      ------------              ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(574,156)         $(1,498,230)      $(1,161,962)               $70,251
                                     ==========         ============      ============              =========

                               ALLIANCEBERNSTEIN VPS        FEDERATED               FEDERATED
                                     LARGE CAP               AMERICAN                CAPITAL
                                 GROWTH PORTFOLIO        LEADERS FUND II       APPRECIATION FUND II
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $430,461                 $18,552
                                    -----------            ------------            ------------
EXPENSES:
 Administrative charges                      --                 (21,561)                 (4,776)
 Mortality and Expense Risk
  charges                                (3,963)               (263,090)                (56,936)
                                    -----------            ------------            ------------
  Total Expenses                         (3,963)               (284,651)                (61,712)
                                    -----------            ------------            ------------
  Net investment income
   (loss)                                (3,963)                145,810                 (43,160)
                                    -----------            ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  15,544              (1,007,171)                423,530
 Net realized gain on
  distributions                              --               6,704,477                 112,968
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (455,187)            (14,714,577)             (2,025,398)
                                    -----------            ------------            ------------
  Net gain (loss) on
   investments                         (439,643)             (9,017,271)             (1,488,900)
                                    -----------            ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(443,606)            $(8,871,461)            $(1,532,060)
                                    ===========            ============            ============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                              FEDERATED
                                       FEDERATED            FUND FOR U.S.
                                        EQUITY                GOVERNMENT
                                    INCOME FUND II          SECURITIES II
                                      SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $698,511              $166,484
                                     -------------            ----------
EXPENSES:
 Administrative charges                    (17,028)               (1,935)
 Mortality and Expense Risk
  charges                                 (206,485)              (30,317)
                                     -------------            ----------
  Total Expenses                          (223,513)              (32,252)
                                     -------------            ----------
  Net investment income (loss)             474,998               134,232
                                     -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    939,413               (12,129)
 Net realized gain on
  distributions                                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,404,711)              (25,798)
                                     -------------            ----------
  Net gain (loss) on
   investments                          (6,465,298)              (37,927)
                                     -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(5,990,300)              $96,305
                                     =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FEDERATED
                                       MID CAP             FEDERATED                FEDERATED              FEDERATED
                                        GROWTH            HIGH INCOME             INTERNATIONAL              PRIME
                                  STRATEGIES FUND II     BOND FUND II            EQUITY FUND II          MONEY FUND II
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $ --            $511,428                  $34,502              $57,991
                                    --------------       -------------            -------------            ---------
EXPENSES:
 Administrative charges                    (13,219)             (4,183)                  (5,242)              (2,310)
 Mortality and Expense Risk
  charges                                 (158,416)            (54,544)                 (62,745)             (27,272)
                                    --------------       -------------            -------------            ---------
  Total Expenses                          (171,635)            (58,727)                 (67,987)             (29,582)
                                    --------------       -------------            -------------            ---------
  Net investment income
   (loss)                                 (171,635)            452,701                  (33,485)              28,409
                                    --------------       -------------            -------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    361,639            (162,891)                 484,361                   --
 Net realized gain on
  distributions                          3,939,254                  --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,736,993)         (1,588,022)              (3,406,647)                  --
                                    --------------       -------------            -------------            ---------
  Net gain (loss) on
   investments                          (6,436,100)         (1,750,913)              (2,922,286)                  --
                                    --------------       -------------            -------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(6,607,735)        $(1,298,212)             $(2,955,771)             $28,409
                                    ==============       =============            =============            =========


                                     FEDERATED              FEDERATED             GARTMORE NVIT
                                      QUALITY                CAPITAL               DEVELOPING
                                   BOND FUND II          INCOME FUND II           MARKETS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $119,163               $150,776                   $7,386
                                    -----------            -----------            -------------
EXPENSES:
 Administrative charges                  (2,125)                (2,471)                      --
 Mortality and Expense Risk
  charges                               (26,241)               (30,409)                  (5,133)
                                    -----------            -----------            -------------
  Total Expenses                        (28,366)               (32,880)                  (5,133)
                                    -----------            -----------            -------------
  Net investment income
   (loss)                                90,797                117,896                    2,253
                                    -----------            -----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (34,830)               (35,800)                   6,094
 Net realized gain on
  distributions                              --                     --                  387,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (228,666)              (644,052)              (1,171,341)
                                    -----------            -----------            -------------
  Net gain (loss) on
   investments                         (263,496)              (679,852)                (777,415)
                                    -----------            -----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(172,699)             $(561,956)               $(775,162)
                                    ===========            ===========            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD             LARGECAP
                                   ADVISERS              GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $3,622,912             $482,286
                                --------------       --------------
EXPENSES:
 Administrative charges               (129,044)             (64,829)
 Mortality and Expense Risk
  charges                           (1,655,944)            (853,346)
                                --------------       --------------
  Total Expenses                    (1,784,988)            (918,175)
                                --------------       --------------
  Net investment income (loss)       1,837,924             (435,889)
                                --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (5,964,796)          (2,933,190)
 Net realized gain on
  distributions                        800,884            8,287,370
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (44,555,343)         (38,890,149)
                                --------------       --------------
  Net gain (loss) on
   investments                     (49,719,255)         (33,535,969)
                                --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(47,881,331)        $(33,971,858)
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD             HARTFORD            HARTFORD                HARTFORD
                                   TOTAL              CAPITAL             DIVIDEND               FUNDAMENTAL
                                RETURN BOND         APPRECIATION         AND GROWTH                GROWTH
                                 HLS FUND             HLS FUND            HLS FUND                HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,099,601             $463,379            $292,217                 $1,286
                               -------------       --------------       -------------            -----------
EXPENSES:
 Administrative charges              (51,596)                  --              (5,786)                   (69)
 Mortality and Expense Risk
  charges                           (673,198)            (385,251)           (183,506)                (6,477)
                               -------------       --------------       -------------            -----------
  Total Expenses                    (724,794)            (385,251)           (189,292)                (6,546)
                               -------------       --------------       -------------            -----------
  Net investment income
   (loss)                          2,374,807               78,128             102,925                 (5,260)
                               -------------       --------------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (741,705)            (881,263)           (249,764)               (72,838)
 Net realized gain on
  distributions                           --            2,747,996             279,579                 57,514
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (6,263,809)         (17,324,413)         (5,233,834)              (263,088)
                               -------------       --------------       -------------            -----------
  Net gain (loss) on
   investments                    (7,005,514)         (15,457,680)         (5,204,019)              (278,412)
                               -------------       --------------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(4,630,707)        $(15,379,552)        $(5,101,094)             $(283,672)
                               =============       ==============       =============            ===========

                                     HARTFORD                                 HARTFORD
                                      GLOBAL             HARTFORD           DISCIPLINED
                                     ADVISERS         GLOBAL GROWTH            EQUITY
                                     HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $28,890             $518,333             $637,929
                                    -----------       --------------       --------------
EXPENSES:
 Administrative charges                      (9)             (82,010)             (58,394)
 Mortality and Expense Risk
  charges                                (8,140)          (1,034,100)            (756,979)
                                    -----------       --------------       --------------
  Total Expenses                         (8,149)          (1,116,110)            (815,373)
                                    -----------       --------------       --------------
  Net investment income
   (loss)                                20,741             (597,777)            (177,444)
                                    -----------       --------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (29,294)          (1,185,621)             635,498
 Net realized gain on
  distributions                           9,566            3,245,323            5,685,570
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (252,723)         (57,176,175)         (32,711,706)
                                    -----------       --------------       --------------
  Net gain (loss) on
   investments                         (272,451)         (55,116,473)         (26,390,638)
                                    -----------       --------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(251,710)        $(55,714,250)        $(26,568,082)
                                    ===========       ==============       ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                          HARTFORD
                                      HARTFORD             GROWTH
                                       GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $2,996              $874,885
                                     -----------       ---------------
EXPENSES:
 Administrative charges                     (200)             (245,300)
 Mortality and Expense Risk
  charges                                (17,257)           (3,067,516)
                                     -----------       ---------------
  Total Expenses                         (17,457)           (3,312,816)
                                     -----------       ---------------
  Net investment income (loss)           (14,461)           (2,437,931)
                                     -----------       ---------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (57,135)           (9,472,883)
 Net realized gain on
  distributions                           43,820             9,990,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (616,640)         (138,429,309)
                                     -----------       ---------------
  Net gain (loss) on
   investments                          (629,955)         (137,912,059)
                                     -----------       ---------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(644,416)        $(140,349,990)
                                     ===========       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          HARTFORD                 HARTFORD
                                 HARTFORD             HARTFORD          INTERNATIONAL            INTERNATIONAL
                                HIGH YIELD             INDEX               GROWTH                SMALL COMPANY
                                 HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $1,459,836           $1,340,974             $43,789                  $64,328
                               -------------       --------------       -------------            -------------
EXPENSES:
 Administrative charges              (16,291)             (65,946)               (708)                    (831)
 Mortality and Expense Risk
  charges                           (213,095)            (852,836)            (69,997)                 (83,259)
                               -------------       --------------       -------------            -------------
  Total Expenses                    (229,386)            (918,782)            (70,705)                 (84,090)
                               -------------       --------------       -------------            -------------
  Net investment income
   (loss)                          1,230,450              422,192             (26,916)                 (19,762)
                               -------------       --------------       -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (552,676)          (2,301,157)           (546,866)                (728,690)
 Net realized gain on
  distributions                           --            1,598,048             277,538                  182,963
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,069,040)         (30,054,029)         (3,565,903)              (2,640,336)
                               -------------       --------------       -------------            -------------
  Net gain (loss) on
   investments                    (5,621,716)         (30,757,138)         (3,835,231)              (3,186,063)
                               -------------       --------------       -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(4,391,266)        $(30,334,946)        $(3,862,147)             $(3,205,825)
                               =============       ==============       =============            =============

                                  HARTFORD             HARTFORD
                               INTERNATIONAL            MIDCAP                 HARTFORD
                               OPPORTUNITIES            GROWTH               MONEY MARKET
                                  HLS FUND             HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,183,158              $60,620               $813,192
                               --------------       --------------            -----------
EXPENSES:
 Administrative charges                (1,163)             (20,174)               (43,566)
 Mortality and Expense Risk
  charges                            (798,899)            (271,452)              (514,924)
                               --------------       --------------            -----------
  Total Expenses                     (800,062)            (291,626)              (558,490)
                               --------------       --------------            -----------
  Net investment income
   (loss)                             383,096             (231,006)               254,702
                               --------------       --------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (2,537,149)          (1,202,361)                    --
 Net realized gain on
  distributions                     2,443,963              207,117                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (30,827,281)         (10,334,492)                    --
                               --------------       --------------            -----------
  Net gain (loss) on
   investments                    (30,920,467)         (11,329,736)                    --
                               --------------       --------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(30,537,371)        $(11,560,742)              $254,702
                               ==============       ==============            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     SMALLCAP VALUE           SMALLCAP GROWTH
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $369,064                  $249,865
                                     --------------            --------------
EXPENSES:
 Administrative charges                     (33,907)                  (59,040)
 Mortality and Expense Risk
  charges                                  (442,161)                 (762,356)
                                     --------------            --------------
  Total Expenses                           (476,068)                 (821,396)
                                     --------------            --------------
  Net investment income (loss)             (107,004)                 (571,531)
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (2,775,695)                 (392,397)
 Net realized gain on
  distributions                             300,759                   446,178
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,941,195)              (25,557,531)
                                     --------------            --------------
  Net gain (loss) on
   investments                          (11,416,131)              (25,503,750)
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(11,523,135)             $(26,075,281)
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                 HARTFORD
                                 HARTFORD              U.S. GOVERNMENT        HARTFORD              VALUE
                                   STOCK                 SECURITIES             VALUE           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $143,938               $4,139,872             $42,324             $693,483
                               -------------            -------------       -------------       --------------
EXPENSES:
 Administrative charges                   (1)                 (53,762)               (719)             (37,418)
 Mortality and Expense Risk
  charges                           (113,448)                (703,373)            (34,109)            (486,752)
                               -------------            -------------       -------------       --------------
  Total Expenses                    (113,449)                (757,135)            (34,828)            (524,170)
                               -------------            -------------       -------------       --------------
  Net investment income
   (loss)                             30,489                3,382,737               7,496              169,313
                               -------------            -------------       -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (127,875)                  46,549            (146,798)          (1,645,044)
 Net realized gain on
  distributions                       46,578                       --             164,612              257,404
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,959,369)              (4,559,017)         (1,018,494)         (18,257,812)
                               -------------            -------------       -------------       --------------
  Net gain (loss) on
   investments                    (4,040,666)              (4,512,468)         (1,000,680)         (19,645,452)
                               -------------            -------------       -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(4,010,177)             $(1,129,731)          $(993,184)        $(19,476,139)
                               =============            =============       =============       ==============

                                 HARTFORD              ING JPMORGAN
                                  EQUITY                 EMERGING              ING GLOBAL
                                  INCOME              MARKETS EQUITY            RESOURCES
                                 HLS FUND                PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $100,959                 $7,038                $14,191
                               -------------            -----------            -----------
EXPENSES:
 Administrative charges                  (98)                    --                     --
 Mortality and Expense Risk
  charges                            (50,143)                (1,346)                (3,408)
                               -------------            -----------            -----------
  Total Expenses                     (50,241)                (1,346)                (3,408)
                               -------------            -----------            -----------
  Net investment income
   (loss)                             50,718                  5,692                 10,783
                               -------------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             (206,515)                24,508                (93,430)
 Net realized gain on
  distributions                      227,803                 15,866                144,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,298,279)              (226,602)              (362,220)
                               -------------            -----------            -----------
  Net gain (loss) on
   investments                    (1,276,991)              (186,228)              (310,800)
                               -------------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $(1,226,273)             $(180,536)             $(300,017)
                               =============            ===========            ===========

(a) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      AIM V.I.
                                    GLOBAL HEALTH            AIM V.I.
                                      CARE FUND           TECHNOLOGY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                   $ --
                                     -----------            -----------
EXPENSES:
 Administrative charges                       --                     --
 Mortality and Expense Risk
  charges                                 (3,475)                (4,851)
                                     -----------            -----------
  Total Expenses                          (3,475)                (4,851)
                                     -----------            -----------
  Net investment income (loss)            (3,475)                (4,851)
                                     -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   41,366               (119,108)
 Net realized gain on
  distributions                          145,845                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (434,573)              (462,771)
                                     -----------            -----------
  Net gain (loss) on
   investments                          (247,362)              (581,879)
                                     -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(250,837)             $(586,730)
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                           NEUBERGER BERMAN
                                                                                                               AMT SHORT
                                    MFS(R) GROWTH             MFS(R) HIGH          MFS(R) STRATEGIC          DURATION BOND
                                        SERIES               INCOME SERIES           INCOME SERIES             PORTFOLIO
                                   SUB-ACCOUNT (B)            SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $6,290                $152,885                $15,906                 $16,294
                                    --------------            ------------            -----------             -----------
EXPENSES:
 Administrative charges                     (3,147)                 (2,104)                    --                      --
 Mortality and Expense Risk
  charges                                  (28,975)                (18,737)                (1,121)                 (1,540)
                                    --------------            ------------            -----------             -----------
  Total Expenses                           (32,122)                (20,841)                (1,121)                 (1,540)
                                    --------------            ------------            -----------             -----------
  Net investment income
   (loss)                                  (25,832)                132,044                 14,785                  14,754
                                    --------------            ------------            -----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    100,420                 (59,090)                  (418)                 (6,881)
 Net realized gain on
  distributions                                 --                      --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,278,932)               (558,152)               (44,579)                (57,986)
                                    --------------            ------------            -----------             -----------
  Net gain (loss) on
   investments                          (1,178,512)               (617,242)               (44,997)                (64,867)
                                    --------------            ------------            -----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(1,204,344)              $(485,198)              $(30,212)               $(50,113)
                                    ==============            ============            ===========             ===========


                                   NEUBERGER BERMAN             PIONEER               DWS
                                     AMT PARTNERS               FUND VCT         INTERNATIONAL
                                      PORTFOLIO                PORTFOLIO         VIP PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $7,703                 $11,717              $22,348
                                    --------------            ------------       --------------
EXPENSES:
 Administrative charges                         --                      --               (2,425)
 Mortality and Expense Risk
  charges                                   (5,822)                 (2,966)             (20,207)
                                    --------------            ------------       --------------
  Total Expenses                            (5,822)                 (2,966)             (22,632)
                                    --------------            ------------       --------------
  Net investment income
   (loss)                                    1,881                   8,751                 (284)
                                    --------------            ------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     18,355                 (19,194)              10,916
 Net realized gain on
  distributions                            243,056                  26,771              290,637
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,188,092)               (282,464)          (1,289,620)
                                    --------------            ------------       --------------
  Net gain (loss) on
   investments                            (926,681)               (274,887)            (988,067)
                                    --------------            ------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $(924,800)              $(266,136)           $(988,351)
                                    ==============            ============       ==============

(b) Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

(c) Formerly Lehman Brothers AMT Short Duration Bond Portfolio. Change effective September 26, 2008.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK
                                  OPPORTUNITIES VCT          WORLDWIDE
                                      PORTFOLIO              BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --               $30,701
                                     -----------             ---------
EXPENSES:
 Administrative charges                       --                    --
 Mortality and Expense Risk
  charges                                 (4,392)               (1,896)
                                     -----------             ---------
  Total Expenses                          (4,392)               (1,896)
                                     -----------             ---------
  Net investment income (loss)            (4,392)               28,805
                                     -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (4,847)               (3,782)
 Net realized gain on
  distributions                           94,877                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (506,666)              (17,649)
                                     -----------             ---------
  Net gain (loss) on
   investments                          (416,636)              (21,431)
                                     -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(421,028)               $7,374
                                     ===========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            WELLS FARGO             WELLS FARGO        WELLS FARGO
                                      VAN ECK              ADVANTAGE VT            ADVANTAGE VT        ADVANTAGE VT
                                  WORLDWIDE HARD               ASSET               TOTAL RETURN           EQUITY
                                    ASSETS FUND           ALLOCATION FUND            BOND FUND         INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $4,225                  $56,543               $336,645             $335,377
                                    -----------            -------------            -----------       --------------
EXPENSES:
 Administrative charges                      --                   (3,593)               (10,607)             (26,624)
 Mortality and Expense Risk
  charges                                (6,210)                 (29,944)               (88,390)            (221,870)
                                    -----------            -------------            -----------       --------------
  Total Expenses                         (6,210)                 (33,537)               (98,997)            (248,494)
                                    -----------            -------------            -----------       --------------
  Net investment income
   (loss)                                (1,985)                  23,006                237,648               86,883
                                    -----------            -------------            -----------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (116,613)                 (36,551)               (77,120)              16,167
 Net realized gain on
  distributions                         231,333                  198,790                     --            2,715,157
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (747,489)              (1,011,472)              (100,753)         (10,650,039)
                                    -----------            -------------            -----------       --------------
  Net gain (loss) on
   investments                         (632,769)                (849,233)              (177,873)          (7,918,715)
                                    -----------            -------------            -----------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(634,754)               $(826,227)               $59,775          $(7,831,832)
                                    ===========            =============            ===========       ==============

                                    WELLS FARGO           WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT
                                   C&B LARGE CAP         LARGE COMPANY         INTERNATIONAL
                                    VALUE FUND             CORE FUND             CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $8,221               $1,253                 $2,828
                                    -----------            ---------            -----------
EXPENSES:
 Administrative charges                    (827)                (174)                  (213)
 Mortality and Expense Risk
  charges                                (6,897)              (1,450)                (1,775)
                                    -----------            ---------            -----------
  Total Expenses                         (7,724)              (1,624)                (1,988)
                                    -----------            ---------            -----------
  Net investment income
   (loss)                                   497                 (371)                   840
                                    -----------            ---------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  10,707                7,495                 (9,875)
 Net realized gain on
  distributions                              --                   --                 29,509
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (237,176)             (51,691)              (100,191)
                                    -----------            ---------            -----------
  Net gain (loss) on
   investments                         (226,469)             (44,196)               (80,557)
                                    -----------            ---------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $(225,972)            $(44,567)              $(79,717)
                                    ===========            =========            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT             WELLS FARGO
                                     LARGE COMPANY              SMALL CAP             ADVANTAGE VT
                                      GROWTH FUND              GROWTH FUND           DISCOVERY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $16,337                     $ --                   $ --
                                     -------------            -------------            -----------
EXPENSES:
 Administrative charges                     (9,221)                  (3,516)                    --
 Mortality and Expense Risk
  charges                                  (76,846)                 (29,303)                (3,335)
                                     -------------            -------------            -----------
  Total Expenses                           (86,067)                 (32,819)                (3,335)
                                     -------------            -------------            -----------
  Net investment income (loss)             (69,730)                 (32,819)                (3,335)
                                     -------------            -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     33,851                   18,175                 18,266
 Net realized gain on
  distributions                                 --                  639,473                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,923,068)              (1,850,334)              (401,152)
                                     -------------            -------------            -----------
  Net gain (loss) on
   investments                          (2,889,217)              (1,192,686)              (382,886)
                                     -------------            -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(2,958,947)             $(1,225,505)             $(386,221)
                                     =============            =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $29,461                   $(3,364)
 Net realized gain (loss) on
  security transactions                     16,521                   (36,004)
 Net realized gain on
  distributions                            104,630                    70,258
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (479,556)                 (457,457)
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (328,944)                 (426,567)
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                      --                       162
 Net transfers                            (128,775)                 (325,540)
 Surrenders for benefit
  payments and fees                       (183,677)                 (101,513)
 Other Settlements                              --                        --
 Net annuity transactions                     (254)                       --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (312,706)                 (426,891)
                                      ------------              ------------
 Net increase (decrease) in
  net assets                              (641,650)                 (853,458)
NET ASSETS:
 Beginning of year                       1,806,459                 1,194,305
                                      ------------              ------------
 End of year                            $1,164,809                  $340,847
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS       AIM V.I.            AIM V.I.            ALLIANCEBERNSTEIN VPS
                                      INTERNATIONAL             CORE            INTERNATIONAL                 MONEY
                                    GROWTH PORTFOLIO         EQUITY FUND         GROWTH FUND            MARKET PORTFOLIO
                                       SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(4,370)              $29,226            $(20,703)                  $70,251
 Net realized gain (loss) on
  security transactions                     (76,121)               (6,518)            203,003                        --
 Net realized gain on
  distributions                              19,751                    --              26,365                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (513,416)           (1,520,938)         (1,370,627)                       --
                                      -------------         -------------       -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (574,156)           (1,498,230)         (1,161,962)                   70,251
                                      -------------         -------------       -------------             -------------
UNIT TRANSACTIONS:
 Purchases                                      375                20,991               7,541                    45,618
 Net transfers                              (27,009)             (286,807)           (170,914)                1,667,043
 Surrenders for benefit
  payments and fees                        (155,492)             (679,096)           (331,531)               (1,061,371)
 Other Settlements                               --                   170                  78                        --
 Net annuity transactions                        --                  (783)               (407)                       --
                                      -------------         -------------       -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (182,126)             (945,525)           (495,233)                  651,290
                                      -------------         -------------       -------------             -------------
 Net increase (decrease) in
  net assets                               (756,282)           (2,443,755)         (1,657,195)                  721,541
NET ASSETS:
 Beginning of year                        1,285,297             5,378,640           3,063,427                 5,001,609
                                      -------------         -------------       -------------             -------------
 End of year                               $529,015            $2,934,885          $1,406,232                $5,723,150
                                      =============         =============       =============             =============

                                  ALLIANCEBERNSTEIN VPS             FEDERATED                 FEDERATED
                                        LARGE CAP                   AMERICAN                   CAPITAL
                                    GROWTH PORTFOLIO             LEADERS FUND II        APPRECIATION FUND II
                                       SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $(3,963)                    $145,810                 $(43,160)
 Net realized gain (loss) on
  security transactions                      15,544                   (1,007,171)                 423,530
 Net realized gain on
  distributions                                  --                    6,704,477                  112,968
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (455,187)                 (14,714,577)              (2,025,398)
                                      -------------              ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               (443,606)                  (8,871,461)              (1,532,060)
                                      -------------              ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      756                       53,025                    3,762
 Net transfers                             (124,948)                  (1,507,956)                 (69,549)
 Surrenders for benefit
  payments and fees                        (130,048)                  (6,468,128)              (2,141,388)
 Other Settlements                               --                           --                       --
 Net annuity transactions                        --                       (1,022)                      --
                                      -------------              ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (254,240)                  (7,924,081)              (2,207,175)
                                      -------------              ---------------            -------------
 Net increase (decrease) in
  net assets                               (697,846)                 (16,795,542)              (3,739,235)
NET ASSETS:
 Beginning of year                        1,239,746                   31,006,139                6,825,306
                                      -------------              ---------------            -------------
 End of year                               $541,900                  $14,210,597               $3,086,071
                                      =============              ===============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                            FEDERATED
                                       FEDERATED          FUND FOR U.S.
                                         EQUITY            GOVERNMENT
                                     INCOME FUND II       SECURITIES II
                                      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $474,998            $134,232
 Net realized gain (loss) on
  security transactions                     939,413             (12,129)
 Net realized gain on
  distributions                                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (7,404,711)            (25,798)
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (5,990,300)             96,305
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                   48,667                 519
 Net transfers                           (1,026,457)            563,346
 Surrenders for benefit
  payments and fees                      (5,589,835)         (1,000,460)
 Other Settlements                               --                  --
 Net annuity transactions                    (1,244)                 --
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (6,568,869)           (436,595)
                                     --------------       -------------
 Net increase (decrease) in
  net assets                            (12,559,169)           (340,290)
NET ASSETS:
 Beginning of year                       23,687,146           3,410,205
                                     --------------       -------------
 End of year                            $11,127,977          $3,069,915
                                     ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FEDERATED
                                       MID CAP             FEDERATED                FEDERATED                FEDERATED
                                        GROWTH            HIGH INCOME             INTERNATIONAL                PRIME
                                  STRATEGIES FUND II     BOND FUND II            EQUITY FUND II            MONEY FUND II
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(171,635)           $452,701                 $(33,485)                 $28,409
 Net realized gain (loss) on
  security transactions                    361,639            (162,891)                 484,361                       --
 Net realized gain on
  distributions                          3,939,254                  --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,736,993)         (1,588,022)              (3,406,647)                      --
                                    --------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (6,607,735)         (1,298,212)              (2,955,771)                  28,409
                                    --------------       -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  62,700               5,756                    8,076                    6,130
 Net transfers                            (570,723)           (317,376)                (147,437)               1,101,519
 Surrenders for benefit
  payments and fees                     (4,227,146)         (1,427,727)              (1,638,778)              (1,365,582)
 Other Settlements                              --                  --                       --                       --
 Net annuity transactions                     (699)                 --                       --                       --
                                    --------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,735,868)         (1,739,347)              (1,778,139)                (257,933)
                                    --------------       -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           (11,343,603)         (3,037,559)              (4,733,910)                (229,524)
NET ASSETS:
 Beginning of year                      18,725,534           6,235,458                7,722,534                2,367,028
                                    --------------       -------------            -------------            -------------
 End of year                            $7,381,931          $3,197,899               $2,988,624               $2,137,504
                                    ==============       =============            =============            =============


                                     FEDERATED                FEDERATED              GARTMORE NVIT
                                      QUALITY                  CAPITAL                DEVELOPING
                                    BOND FUND II           INCOME FUND II            MARKETS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $90,797                 $117,896                   $2,253
 Net realized gain (loss) on
  security transactions                  (34,830)                 (35,800)                   6,094
 Net realized gain on
  distributions                               --                       --                  387,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (228,666)                (644,052)              (1,171,341)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (172,699)                (561,956)                (775,162)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 3,042                    1,440                       89
 Net transfers                            32,967                   69,239                 (330,616)
 Surrenders for benefit
  payments and fees                     (629,774)                (829,111)                (117,760)
 Other Settlements                            --                       --                       --
 Net annuity transactions                     --                    4,545                    7,021
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (593,765)                (753,887)                (441,266)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (766,464)              (1,315,843)              (1,216,428)
NET ASSETS:
 Beginning of year                     2,427,740                3,204,459                1,766,975
                                    ------------            -------------            -------------
 End of year                          $1,661,276               $1,888,616                 $550,547
                                    ============            =============            =============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                        HARTFORD
                                   HARTFORD             LARGECAP
                                   ADVISERS              GROWTH
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,837,924            $(435,889)
 Net realized gain (loss) on
  security transactions             (5,964,796)          (2,933,190)
 Net realized gain on
  distributions                        800,884            8,287,370
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (44,555,343)         (38,890,149)
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (47,881,331)         (33,971,858)
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           1,709,908              999,255
 Net transfers                     (12,132,593)          (4,618,394)
 Surrenders for benefit
  payments and fees                (21,895,099)         (10,937,271)
 Other Settlements                     121,088               86,819
 Net annuity transactions              188,988               46,536
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (32,007,708)         (14,423,055)
                                --------------       --------------
 Net increase (decrease) in
  net assets                       (79,889,039)         (48,394,913)
NET ASSETS:
 Beginning of year                 167,774,335           88,406,656
                                --------------       --------------
 End of year                       $87,885,296          $40,011,743
                                ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD            HARTFORD                HARTFORD
                                   TOTAL               CAPITAL             DIVIDEND               FUNDAMENTAL
                                RETURN BOND          APPRECIATION         AND GROWTH                GROWTH
                                  HLS FUND             HLS FUND            HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,374,807              $78,128            $102,925                $(5,260)
 Net realized gain (loss) on
  security transactions              (741,705)            (881,263)           (249,764)               (72,838)
 Net realized gain on
  distributions                            --            2,747,996             279,579                 57,514
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (6,263,809)         (17,324,413)         (5,233,834)              (263,088)
                               --------------       --------------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (4,630,707)         (15,379,552)         (5,101,094)              (283,672)
                               --------------       --------------       -------------            -----------
UNIT TRANSACTIONS:
 Purchases                            512,156              322,371             195,305                 13,201
 Net transfers                       (244,296)           1,485,705             884,853                285,555
 Surrenders for benefit
  payments and fees                (9,014,320)          (4,271,954)         (1,999,589)               (50,494)
 Other Settlements                     59,659               13,442               7,479                     95
 Net annuity transactions              41,261               16,336                  --                     --
                               --------------       --------------       -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,645,540)          (2,434,100)           (911,952)               248,357
                               --------------       --------------       -------------            -----------
 Net increase (decrease) in
  net assets                      (13,276,247)         (17,813,652)         (6,013,046)               (35,315)
NET ASSETS:
 Beginning of year                 54,842,074           34,600,279          15,745,876                371,842
                               --------------       --------------       -------------            -----------
 End of year                      $41,565,827          $16,786,627          $9,732,830               $336,527
                               ==============       ==============       =============            ===========

                                     HARTFORD                                 HARTFORD
                                      GLOBAL             HARTFORD           DISCIPLINED
                                     ADVISERS         GLOBAL GROWTH            EQUITY
                                     HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $20,741            $(597,777)           $(177,444)
 Net realized gain (loss) on
  security transactions                 (29,294)          (1,185,621)             635,498
 Net realized gain on
  distributions                           9,566            3,245,323            5,685,570
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (252,723)         (57,176,175)         (32,711,706)
                                    -----------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (251,710)         (55,714,250)         (26,568,082)
                                    -----------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               23,686              867,267              664,088
 Net transfers                          402,941           (2,679,095)          (4,226,288)
 Surrenders for benefit
  payments and fees                     (77,415)         (11,860,968)          (8,645,446)
 Other Settlements                          219              160,004               99,963
 Net annuity transactions                 1,654               70,673               21,602
                                    -----------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     351,085          (13,442,119)         (12,086,081)
                                    -----------       --------------       --------------
 Net increase (decrease) in
  net assets                             99,375          (69,156,369)         (38,654,163)
NET ASSETS:
 Beginning of year                      386,487          114,822,943           77,720,536
                                    -----------       --------------       --------------
 End of year                           $485,862          $45,666,574          $39,066,373
                                    ===========       ==============       ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD             GROWTH
                                        GROWTH           OPPORTUNITIES
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(14,461)          $(2,437,931)
 Net realized gain (loss) on
  security transactions                   (57,135)           (9,472,883)
 Net realized gain on
  distributions                            43,820             9,990,133
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (616,640)         (138,429,309)
                                     ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (644,416)         (140,349,990)
                                     ------------       ---------------
UNIT TRANSACTIONS:
 Purchases                                 23,398             2,403,697
 Net transfers                            122,975           (13,872,857)
 Surrenders for benefit
  payments and fees                      (271,296)          (32,066,837)
 Other Settlements                            435               164,601
 Net annuity transactions                   3,846               461,229
                                     ------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (120,642)          (42,910,167)
                                     ------------       ---------------
 Net increase (decrease) in
  net assets                             (765,058)         (183,260,157)
NET ASSETS:
 Beginning of year                      1,575,631           331,515,240
                                     ------------       ---------------
 End of year                             $810,573          $148,255,083
                                     ============       ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                          HARTFORD                 HARTFORD
                                 HARTFORD             HARTFORD          INTERNATIONAL            INTERNATIONAL
                                HIGH YIELD             INDEX               GROWTH                SMALL COMPANY
                                 HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,230,450             $422,192            $(26,916)                $(19,762)
 Net realized gain (loss) on
  security transactions             (552,676)          (2,301,157)           (546,866)                (728,690)
 Net realized gain on
  distributions                           --            1,598,048             277,538                  182,963
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (5,069,040)         (30,054,029)         (3,565,903)              (2,640,336)
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (4,391,266)         (30,334,946)         (3,862,147)              (3,205,825)
                               -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                           148,827              991,260             139,084                   80,079
 Net transfers                    (1,197,901)          (4,848,389)           (405,080)              (1,544,853)
 Surrenders for benefit
  payments and fees               (2,967,419)         (11,161,099)           (901,756)              (1,102,629)
 Other Settlements                    46,444               74,378               3,140                    4,054
 Net annuity transactions              1,633               83,931                  --                     (352)
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (3,968,416)         (14,859,919)         (1,164,612)              (2,563,701)
                               -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                      (8,359,682)         (45,194,865)         (5,026,759)              (5,769,526)
NET ASSETS:
 Beginning of year                19,641,246           89,944,544           7,499,875                9,153,700
                               -------------       --------------       -------------            -------------
 End of year                     $11,281,564          $44,749,679          $2,473,116               $3,384,174
                               =============       ==============       =============            =============

                                  HARTFORD             HARTFORD
                               INTERNATIONAL            MIDCAP              HARTFORD
                               OPPORTUNITIES            GROWTH            MONEY MARKET
                                  HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $383,096            $(231,006)            $254,702
 Net realized gain (loss) on
  security transactions            (2,537,149)          (1,202,361)                  --
 Net realized gain on
  distributions                     2,443,963              207,117                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (30,827,281)         (10,334,492)                  --
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (30,537,371)         (11,560,742)             254,702
                               --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            839,940              338,497            1,974,151
 Net transfers                     (2,878,308)          (1,906,583)          27,449,454
 Surrenders for benefit
  payments and fees                (9,470,846)          (3,836,933)         (20,971,556)
 Other Settlements                    135,495               19,792               64,733
 Net annuity transactions              12,571                1,137              (90,397)
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (11,361,148)          (5,384,090)           8,426,385
                               --------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (41,898,519)         (16,944,832)           8,681,087
NET ASSETS:
 Beginning of year                 78,283,402           28,569,292           35,550,614
                               --------------       --------------       --------------
 End of year                      $36,384,883          $11,624,460          $44,231,701
                               ==============       ==============       ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                        HARTFORD                  HARTFORD
                                     SMALLCAP VALUE           SMALLCAP GROWTH
                                        HLS FUND                  HLS FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(107,004)                $(571,531)
 Net realized gain (loss) on
  security transactions                  (2,775,695)                 (392,397)
 Net realized gain on
  distributions                             300,759                   446,178
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (8,941,195)              (25,557,531)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (11,523,135)              (26,075,281)
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  408,893                   834,059
 Net transfers                           (4,785,016)               (4,758,515)
 Surrenders for benefit
  payments and fees                      (5,331,883)               (9,154,743)
 Other Settlements                           25,418                   126,539
 Net annuity transactions                     1,182                    48,284
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (9,681,406)              (12,904,376)
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            (21,204,541)              (38,979,657)
NET ASSETS:
 Beginning of year                       44,441,113                77,347,764
                                     --------------            --------------
 End of year                            $23,236,572               $38,368,107
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                 HARTFORD
                                 HARTFORD              U.S. GOVERNMENT         HARTFORD              VALUE
                                   STOCK                  SECURITIES             VALUE           OPPORTUNITIES
                                 HLS FUND                  HLS FUND            HLS FUND             HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT (A)        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $30,489                $3,382,737              $7,496             $169,313
 Net realized gain (loss) on
  security transactions             (127,875)                   46,549            (146,798)          (1,645,044)
 Net realized gain on
  distributions                       46,578                        --             164,612              257,404
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (3,959,369)               (4,559,017)         (1,018,494)         (18,257,812)
                               -------------            --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (4,010,177)               (1,129,731)           (993,184)         (19,476,139)
                               -------------            --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                            93,057                   711,985              25,479              478,215
 Net transfers                      (579,738)                2,362,306             (81,976)          (4,760,613)
 Surrenders for benefit
  payments and fees               (1,251,133)              (10,743,867)           (478,056)          (6,199,036)
 Other Settlements                     7,287                    65,785               1,233               39,984
 Net annuity transactions              2,637                   251,890                  --                7,853
                               -------------            --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,727,890)               (7,351,901)           (533,320)         (10,433,597)
                               -------------            --------------       -------------       --------------
 Net increase (decrease) in
  net assets                      (5,738,067)               (8,481,632)         (1,526,504)         (29,909,736)
NET ASSETS:
 Beginning of year                10,471,255                55,496,332           3,185,166           53,529,506
                               -------------            --------------       -------------       --------------
 End of year                      $4,733,188               $47,014,700          $1,658,662          $23,619,770
                               =============            ==============       =============       ==============

                                 HARTFORD              ING JPMORGAN
                                  EQUITY                 EMERGING              ING GLOBAL
                                  INCOME              MARKETS EQUITY            RESOURCES
                                 HLS FUND                PORTFOLIO              PORTFOLIO
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $50,718                 $5,692                $10,783
 Net realized gain (loss) on
  security transactions             (206,515)                24,508                (93,430)
 Net realized gain on
  distributions                      227,803                 15,866                144,850
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,298,279)              (226,602)              (362,220)
                               -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,226,273)              (180,536)              (300,017)
                               -------------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                            54,257                    110                    111
 Net transfers                      (498,720)               (93,240)               (24,444)
 Surrenders for benefit
  payments and fees                 (560,338)               (93,507)               (88,234)
 Other Settlements                     1,626                     --                     --
 Net annuity transactions              5,852                     --                     --
                               -------------            -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (997,323)              (186,637)              (112,567)
                               -------------            -----------            -----------
 Net increase (decrease) in
  net assets                      (2,223,596)              (367,173)              (412,584)
NET ASSETS:
 Beginning of year                 4,684,816                510,223                818,561
                               -------------            -----------            -----------
 End of year                      $2,461,220               $143,050               $405,977
                               =============            ===========            ===========

(a) Effective September 26, 2008, Hartford Mortgage Securities HLS Fund merged with Hartford U.S. Government Securities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      AIM V.I.
                                    GLOBAL HEALTH             AIM V.I.
                                      CARE FUND           TECHNOLOGY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(3,475)                $(4,851)
 Net realized gain (loss) on
  security transactions                   41,366                (119,108)
 Net realized gain on
  distributions                          145,845                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (434,573)               (462,771)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (250,837)               (586,730)
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 9,700                     110
 Net transfers                           (27,575)               (338,749)
 Surrenders for benefit
  payments and fees                     (158,209)                (30,746)
 Other Settlements                            --                      --
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (176,084)               (369,385)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (426,921)               (956,115)
NET ASSETS:
 Beginning of year                       983,696               1,536,935
                                     -----------            ------------
 End of year                            $556,775                $580,820
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                  NEUBERGER BERMAN
                                                                                                      AMT SHORT
                                   MFS(R) GROWTH          MFS(R) HIGH        MFS(R) STRATEGIC       DURATION BOND
                                      SERIES             INCOME SERIES        INCOME SERIES           PORTFOLIO
                                  SUB-ACCOUNT (B)         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(25,832)             $132,044             $14,785               $14,754
 Net realized gain (loss) on
  security transactions                  100,420               (59,090)               (418)               (6,881)
 Net realized gain on
  distributions                               --                    --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,278,932)             (558,152)            (44,579)              (57,986)
                                   -------------          ------------          ----------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,204,344)             (485,198)            (30,212)              (50,113)
                                   -------------          ------------          ----------           -----------
UNIT TRANSACTIONS:
 Purchases                                 9,561                   120                  --                   290
 Net transfers                           (64,063)              (88,729)             60,711               (13,355)
 Surrenders for benefit
  payments and fees                     (359,656)             (403,872)            (18,489)              (37,715)
 Other Settlements                           192                   101                  --                    --
 Net annuity transactions                  2,085                  (625)                 --                    19
                                   -------------          ------------          ----------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (411,881)             (493,005)             42,222               (50,761)
                                   -------------          ------------          ----------           -----------
 Net increase (decrease) in
  net assets                          (1,616,225)             (978,203)             12,010              (100,874)
NET ASSETS:
 Beginning of year                     3,392,956             2,004,902             250,460               371,914
                                   -------------          ------------          ----------           -----------
 End of year                          $1,776,731            $1,026,699            $262,470              $271,040
                                   =============          ============          ==========           ===========


                                 NEUBERGER BERMAN           PIONEER             DWS
                                   AMT PARTNERS            FUND VCT        INTERNATIONAL
                                     PORTFOLIO             PORTFOLIO       VIP PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $1,881               $8,751              $(284)
 Net realized gain (loss) on
  security transactions                   18,355              (19,194)            10,916
 Net realized gain on
  distributions                          243,056               26,771            290,637
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,188,092)            (282,464)        (1,289,620)
                                   -------------          -----------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (924,800)            (266,136)          (988,351)
                                   -------------          -----------      -------------
UNIT TRANSACTIONS:
 Purchases                                 2,431                  252              5,448
 Net transfers                           294,951              (61,319)            (3,480)
 Surrenders for benefit
  payments and fees                     (143,906)            (115,044)          (139,930)
 Other Settlements                            --                   --                119
 Net annuity transactions                     --                   --               (315)
                                   -------------          -----------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      153,476             (176,111)          (138,158)
                                   -------------          -----------      -------------
 Net increase (decrease) in
  net assets                            (771,324)            (442,247)        (1,126,509)
NET ASSETS:
 Beginning of year                     1,587,805              830,140          2,124,721
                                   -------------          -----------      -------------
 End of year                            $816,481             $387,893           $998,212
                                   =============          ===========      =============

(b) Formerly MFS(R) Emerging Growth Series. Change effective May 1, 2008.

(c) Formerly Lehman Brothers AMT Short Duration Bond Portfolio. Change effective September 26, 2008.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK
                                  OPPORTUNITIES VCT          WORLDWIDE
                                      PORTFOLIO              BOND FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(4,392)              $28,805
 Net realized gain (loss) on
  security transactions                    (4,847)               (3,782)
 Net realized gain on
  distributions                            94,877                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (506,666)              (17,649)
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (421,028)                7,374
                                     ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                     75                 2,074
 Net transfers                            (51,415)               68,186
 Surrenders for benefit
  payments and fees                       (64,814)               (7,050)
 Other Settlements                             --                    --
 Net annuity transactions                      --                 6,402
                                     ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (116,154)               69,612
                                     ------------            ----------
 Net increase (decrease) in
  net assets                             (537,182)               76,986
NET ASSETS:
 Beginning of year                      1,263,530               334,965
                                     ------------            ----------
 End of year                             $726,348              $411,951
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           WELLS FARGO              WELLS FARGO         WELLS FARGO
                                    VAN ECK               ADVANTAGE VT             ADVANTAGE VT         ADVANTAGE VT
                                WORLDWIDE HARD                ASSET                TOTAL RETURN            EQUITY
                                  ASSETS FUND            ALLOCATION FUND             BOND FUND          INCOME FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(1,985)                 $23,006                 $237,648              $86,883
 Net realized gain (loss)
  on security transactions            (116,613)                 (36,551)                 (77,120)              16,167
 Net realized gain on
  distributions                        231,333                  198,790                       --            2,715,157
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (747,489)              (1,011,472)                (100,753)         (10,650,039)
                                 -------------            -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from operations                     (634,754)                (826,227)                  59,775           (7,831,832)
                                 -------------            -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               4,844                   17,000                   16,467               26,213
 Net transfers                        (290,919)                (259,480)                (166,967)            (574,551)
 Surrenders for benefit
  payments and fees                    (94,249)                (376,512)              (2,069,435)          (2,877,146)
 Other Settlements                          --                       63                      249                1,296
 Net annuity transactions                   --                   (1,303)                    (930)              44,011
                                 -------------            -------------            -------------       --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (380,324)                (620,232)              (2,220,616)          (3,380,177)
                                 -------------            -------------            -------------       --------------
 Net increase (decrease)
  in net assets                     (1,015,078)              (1,446,459)              (2,160,841)         (11,212,009)
NET ASSETS:
 Beginning of year                   1,630,475                3,041,891                8,243,330           23,259,413
                                 -------------            -------------            -------------       --------------
 End of year                          $615,397               $1,595,432               $6,082,489          $12,047,404
                                 =============            =============            =============       ==============

                                 WELLS FARGO           WELLS FARGO            WELLS FARGO
                                ADVANTAGE VT           ADVANTAGE VT          ADVANTAGE VT
                                C&B LARGE CAP         LARGE COMPANY          INTERNATIONAL
                                 VALUE FUND             CORE FUND              CORE FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                                $497                 $(371)                  $840
 Net realized gain (loss)
  on security transactions            10,707                 7,495                 (9,875)
 Net realized gain on
  distributions                           --                    --                 29,509
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (237,176)              (51,691)              (100,191)
                                 -----------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                   (225,972)              (44,567)               (79,717)
                                 -----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                               211                    --                     60
 Net transfers                       (37,958)              (10,334)               (18,167)
 Surrenders for benefit
  payments and fees                  (89,493)               (8,164)               (20,500)
 Other Settlements                        36                    36                     12
 Net annuity transactions                 --                    --                     --
                                 -----------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (127,204)              (18,462)               (38,595)
                                 -----------            ----------            -----------
 Net increase (decrease)
  in net assets                     (353,176)              (63,029)              (118,312)
NET ASSETS:
 Beginning of year                   720,377               136,447                203,672
                                 -----------            ----------            -----------
 End of year                        $367,201               $73,418                $85,360
                                 ===========            ==========            ===========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT             ADVANTAGE VT             WELLS FARGO
                                     LARGE COMPANY              SMALL CAP              ADVANTAGE VT
                                      GROWTH FUND              GROWTH FUND            DISCOVERY FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(69,730)                $(32,819)                $(3,335)
 Net realized gain (loss) on
  security transactions                     33,851                   18,175                  18,266
 Net realized gain on
  distributions                                 --                  639,473                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,923,068)              (1,850,334)               (401,152)
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,958,947)              (1,225,505)               (386,221)
                                     -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  14,376                   10,280                   2,521
 Net transfers                            (194,701)                (113,367)               (179,046)
 Surrenders for benefit
  payments and fees                       (930,825)                (450,918)               (168,165)
 Other Settlements                             899                      517                      --
 Net annuity transactions                   (8,752)                    (570)                     --
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,119,003)                (554,058)               (344,690)
                                     -------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (4,077,950)              (1,779,563)               (730,911)
NET ASSETS:
 Beginning of year                       8,221,062                3,254,692               1,077,392
                                     -------------            -------------            ------------
 End of year                            $4,143,112               $1,475,129                $346,481
                                     =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $30,343                   $(4,113)
 Net realized gain (loss) on
  security transactions                     21,503                    13,463
 Net realized gain on
  distributions                             94,946                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (65,134)                  328,883
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                81,658                   338,233
                                      ------------              ------------
UNIT TRANSACTIONS:
 Purchases                                      25                     1,930
 Net transfers                             (13,027)                  532,558
 Surrenders for benefit
  payments and fees                       (212,100)                 (136,339)
 Net annuity transactions                     (283)                       --
                                      ------------              ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (225,385)                  398,149
                                      ------------              ------------
 Net increase (decrease) in
  net assets                              (143,727)                  736,382
NET ASSETS:
 Beginning of year                       1,950,186                   457,923
                                      ------------              ------------
 End of year                            $1,806,459                $1,194,305
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS      AIM V.I.                 AIM V.I.            ALLIANCEBERNSTEIN
                                    INTERNATIONAL            CORE                INTERNATIONAL                MONEY
                                   GROWTH PORTFOLIO       EQUITY FUND             GROWTH FUND           MARKET PORTFOLIO
                                  SUB-ACCOUNT (A)(B)      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,743             $(15,194)               $(33,231)                $214,223
 Net realized gain (loss) on
  security transactions                   407,192              213,565                 365,921                       --
 Net realized gain on
  distributions                           357,567                   --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (539,086)             221,795                  69,526                       --
                                     ------------        -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              237,416              420,166                 402,216                  214,223
                                     ------------        -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                    375               11,000                   2,398                   39,202
 Net transfers                            121,085             (303,054)                (36,600)                 429,498
 Surrenders for benefit
  payments and fees                      (158,302)          (1,380,342)               (662,830)              (1,741,090)
 Net annuity transactions                      --                   53                    (519)                      --
                                     ------------        -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (36,842)          (1,672,343)               (697,551)              (1,272,390)
                                     ------------        -------------            ------------            -------------
 Net increase (decrease) in
  net assets                              200,574           (1,252,177)               (295,335)              (1,058,167)
NET ASSETS:
 Beginning of year                      1,084,723            6,630,817               3,358,762                6,059,776
                                     ------------        -------------            ------------            -------------
 End of year                           $1,285,297           $5,378,640              $3,063,427               $5,001,609
                                     ============        =============            ============            =============

                                 ALLIANCEBERNSTEIN            FEDERATED                 FEDERATED
                                     LARGE CAP                 AMERICAN                  CAPITAL
                                  GROWTH PORTFOLIO         LEADERS FUND II        APPRECIATION FUND II
                                    SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,380)                 $138,533                 $(37,206)
 Net realized gain (loss) on
  security transactions                  134,840                   480,038                  815,887
 Net realized gain on
  distributions                               --                 5,275,913                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             42,376               (10,108,582)                 (42,934)
                                    ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             170,836                (4,214,098)                 735,747
                                    ------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                   820                   165,714                   25,723
 Net transfers                          (332,248)               (2,553,007)                (276,538)
 Surrenders for benefit
  payments and fees                     (310,818)              (18,040,551)              (2,857,853)
 Net annuity transactions                     --                    (1,352)                      --
                                    ------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (642,246)              (20,429,196)              (3,108,668)
                                    ------------            --------------            -------------
 Net increase (decrease) in
  net assets                            (471,410)              (24,643,294)              (2,372,921)
NET ASSETS:
 Beginning of year                     1,711,156                55,649,433                9,198,227
                                    ------------            --------------            -------------
 End of year                          $1,239,746               $31,006,139               $6,825,306
                                    ============            ==============            =============

(a) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

(b) From inception November 12, 2007 to December 31, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                FEDERATED
                                       FEDERATED              FUND FOR U.S.
                                         EQUITY                 GOVERNMENT
                                     INCOME FUND II         SECURITIES FUND II
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $516,604                $122,387
 Net realized gain (loss) on
  security transactions                   3,091,453                   1,670
 Net realized gain on
  distributions                                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (3,184,871)                 51,625
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                423,186                 175,682
                                     --------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  115,286                   3,207
 Net transfers                             (674,744)                431,648
 Surrenders for benefit
  payments and fees                     (10,667,750)               (779,707)
 Net annuity transactions                    (1,487)                     --
                                     --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (11,228,695)               (344,852)
                                     --------------            ------------
 Net increase (decrease) in
  net assets                            (10,805,509)               (169,170)
NET ASSETS:
 Beginning of year                       34,492,655               3,579,375
                                     --------------            ------------
 End of year                            $23,687,146              $3,410,205
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FEDERATED
                                       MID CAP            FEDERATED           FEDERATED                 FEDERATED
                                       GROWTH            HIGH INCOME        INTERNATIONAL                 PRIME
                                 STRATEGIES FUND II     BOND FUND II        EQUITY FUND II            MONEY FUND II
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(286,787)           $537,092           $(103,676)                  $92,770
 Net realized gain (loss) on
  security transactions                 3,758,199              65,585           1,361,295                        --
 Net realized gain on
  distributions                                --                  --                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              53,626            (424,447)           (474,948)                       --
                                    -------------       -------------       -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,525,038             178,230             782,671                    92,770
                                    -------------       -------------       -------------             -------------
UNIT TRANSACTIONS:
 Purchases                                 76,624              15,984              24,771                     1,030
 Net transfers                         (1,109,397)            178,409             136,413                 1,797,705
 Surrenders for benefit
  payments and fees                    (7,624,977)         (2,262,570)         (3,656,097)               (2,657,671)
 Net annuity transactions                    (816)                 --                  --                        --
                                    -------------       -------------       -------------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (8,658,566)         (2,068,177)         (3,494,913)                 (858,936)
                                    -------------       -------------       -------------             -------------
 Net increase (decrease) in
  net assets                           (5,133,528)         (1,889,947)         (2,712,242)                 (766,166)
NET ASSETS:
 Beginning of year                     23,859,062           8,125,405          10,434,776                 3,133,194
                                    -------------       -------------       -------------             -------------
 End of year                          $18,725,534          $6,235,458          $7,722,534                $2,367,028
                                    =============       =============       =============             =============


                                 FEDERATED                FEDERATED             GARTMORE NVIT
                                  QUALITY                  CAPITAL                DEVELOPING
                               BOND FUND II            INCOME FUND II            MARKETS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (C)
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $92,025                 $150,709                   $(136)
 Net realized gain (loss) on
  security transactions                   68                   51,433                  52,896
 Net realized gain on
  distributions                           --                       --                 184,609
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,777                  (94,186)                215,588
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                          99,870                  107,956                 452,957
                               -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             7,742                    5,237                     859
 Net transfers                       817,620                   84,417                 (20,641)
 Surrenders for benefit
  payments and fees               (1,073,732)              (1,398,113)               (224,115)
 Net annuity transactions                 --                       --                      --
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (248,370)              (1,308,459)               (243,897)
                               -------------            -------------            ------------
 Net increase (decrease) in
  net assets                        (148,500)              (1,200,503)                209,060
NET ASSETS:
 Beginning of year                 2,576,240                4,404,962               1,557,915
                               -------------            -------------            ------------
 End of year                      $2,427,740               $3,204,459              $1,766,975
                               =============            =============            ============

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             HARTFORD
                                   HARTFORD                  LARGECAP
                                   ADVISERS                   GROWTH
                                   HLS FUND                  HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT (D)(E)(F)
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,232,181                 $(894,194)
 Net realized gain (loss) on
  security transactions              1,739,312                 5,302,932
 Net realized gain on
  distributions                     18,401,834                 6,668,629
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (11,526,265)               (7,364,374)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         9,847,062                 3,712,993
                                --------------            --------------
UNIT TRANSACTIONS:
 Purchases                           2,049,382                 1,629,429
 Net transfers                      (5,458,716)               (5,600,740)
 Surrenders for benefit
  payments and fees                (36,036,404)              (21,194,229)
 Net annuity transactions                9,807                    (2,535)
                                --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (39,435,931)              (25,168,075)
                                --------------            --------------
 Net increase (decrease) in
  net assets                       (29,588,869)              (21,455,082)
NET ASSETS:
 Beginning of year                 197,363,204               109,861,738
                                --------------            --------------
 End of year                      $167,774,335               $88,406,656
                                ==============            ==============

(d) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(e) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f)  Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
     2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD            HARTFORD            HARTFORD                HARTFORD
                                   TOTAL               CAPITAL            DIVIDEND              FUNDAMENTAL
                                RETURN BOND         APPRECIATION         AND GROWTH                GROWTH
                                  HLS FUND            HLS FUND            HLS FUND                HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT (G)
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,050,011           $(478,589)            $49,490               $(2,224)
 Net realized gain (loss) on
  security transactions              (114,297)            752,211             (13,894)                  604
 Net realized gain on
  distributions                            --           5,624,325           1,214,044                12,549
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (142,268)           (717,909)           (347,510)                6,276
                               --------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,793,446           5,180,038             902,130                17,205
                               --------------       -------------       -------------            ----------
UNIT TRANSACTIONS:
 Purchases                            855,715             226,591             299,696                   784
 Net transfers                      2,961,761            (101,742)          5,108,262               255,018
 Surrenders for benefit
  payments and fees               (12,032,704)         (8,966,066)         (2,007,517)              (29,618)
 Net annuity transactions               1,992                (105)                 --                    --
                               --------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (8,213,236)         (8,841,322)          3,400,441               226,184
                               --------------       -------------       -------------            ----------
 Net increase (decrease) in
  net assets                       (6,419,790)         (3,661,284)          4,302,571               243,389
NET ASSETS:
 Beginning of year                 61,261,864          38,261,563          11,443,305               128,453
                               --------------       -------------       -------------            ----------
 End of year                      $54,842,074         $34,600,279         $15,745,876              $371,842
                               ==============       =============       =============            ==========

                                     HARTFORD                                     HARTFORD
                                      GLOBAL                 HARTFORD           DISCIPLINED
                                     ADVISERS             GLOBAL GROWTH            EQUITY
                                     HLS FUND                HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT (H)        SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(468)              $(1,526,390)           $(404,439)
 Net realized gain (loss) on
  security transactions                    879                 6,216,783            5,697,231
 Net realized gain on
  distributions                         24,329                12,262,458              263,609
 Net unrealized appreciation
  (depreciation) of
  investments during the year           10,762                 6,928,657              280,603
                                    ----------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            35,502                23,881,508            5,837,004
                                    ----------            --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               7,686                 1,252,592            1,060,008
 Net transfers                         177,459                (5,708,799)          (3,097,680)
 Surrenders for benefit
  payments and fees                    (30,413)              (20,441,327)         (17,157,580)
 Net annuity transactions                   --                     9,202               15,220
                                    ----------            --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    154,732               (24,888,332)         (19,180,032)
                                    ----------            --------------       --------------
 Net increase (decrease) in
  net assets                           190,234                (1,006,824)         (13,343,028)
NET ASSETS:
 Beginning of year                     196,253               115,829,767           91,063,564
                                    ----------            --------------       --------------
 End of year                          $386,487              $114,822,943          $77,720,536
                                    ==========            ==============       ==============

(g)  Formerly Hartford Focus HLS Fund. Change effective July 27, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                           HARTFORD
                                       HARTFORD             GROWTH
                                        GROWTH          OPPORTUNITIES
                                       HLS FUND            HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(20,320)         $(4,045,483)
 Net realized gain (loss) on
  security transactions                       705           16,481,950
 Net realized gain on
  distributions                           107,600           52,980,363
 Net unrealized appreciation
  (depreciation) of
  investments during the year             120,476           14,600,292
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              208,461           80,017,122
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                 13,109            2,963,754
 Net transfers                            436,399          (13,265,736)
 Surrenders for benefit
  payments and fees                      (299,251)         (57,826,241)
 Net annuity transactions                      --               94,631
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       150,257          (68,033,592)
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              358,718           11,983,530
NET ASSETS:
 Beginning of year                      1,216,913          319,531,710
                                     ------------       --------------
 End of year                           $1,575,631         $331,515,240
                                     ============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                               HARTFORD                HARTFORD
                                 HARTFORD             HARTFORD              INTERNATIONAL            INTERNATIONAL
                                HIGH YIELD             INDEX                    GROWTH               SMALL COMPANY
                                 HLS FUND             HLS FUND                 HLS FUND                HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT (I)            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $1,226,342             $170,092                $(38,290)                 $23,650
 Net realized gain (loss) on
  security transactions              141,715            2,306,141                   2,601                  (49,643)
 Net realized gain on
  distributions                           --            5,181,053               1,230,269                1,463,419
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (1,003,634)          (3,446,114)                    226                 (839,071)
                               -------------       --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         364,423            4,211,172               1,194,806                  598,355
                               -------------       --------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                           272,207            1,457,898                 147,408                  306,421
 Net transfers                      (463,525)          (5,041,476)              2,491,863                1,662,915
 Surrenders for benefit
  payments and fees               (4,477,529)         (21,471,906)               (587,864)              (1,088,375)
 Net annuity transactions            (51,045)              (4,038)                     --                    5,741
                               -------------       --------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (4,719,892)         (25,059,522)              2,051,407                  886,702
                               -------------       --------------            ------------            -------------
 Net increase (decrease) in
  net assets                      (4,355,469)         (20,848,350)              3,246,213                1,485,057
NET ASSETS:
 Beginning of year                23,996,715          110,792,894               4,253,662                7,668,643
                               -------------       --------------            ------------            -------------
 End of year                     $19,641,246          $89,944,544              $7,499,875               $9,153,700
                               =============       ==============            ============            =============

                                       HARTFORD            HARTFORD
                                    INTERNATIONAL           MIDCAP              HARTFORD
                                    OPPORTUNITIES           GROWTH            MONEY MARKET
                                       HLS FUND            HLS FUND             HLS FUND
                                   SUB-ACCOUNT (J)        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,356,012           $(323,073)          $1,154,853
 Net realized gain (loss) on
  security transactions                 20,708,577             217,615                   --
 Net realized gain on
  distributions                         17,020,828           4,956,799                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (28,040,585)         (1,711,504)                  --
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            11,044,832           3,139,837            1,154,853
                                    --------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                               1,159,651             678,044              638,252
 Net transfers                             (49,929)           (357,852)          26,740,821
 Surrenders for benefit
  payments and fees                    (13,861,145)         (7,025,386)         (24,643,991)
 Net annuity transactions                   (5,298)                (33)              80,533
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (12,756,721)         (6,705,227)           2,815,615
                                    --------------       -------------       --------------
 Net increase (decrease) in
  net assets                            (1,711,889)         (3,565,390)           3,970,468
NET ASSETS:
 Beginning of year                      79,995,291          32,134,682           31,580,146
                                    --------------       -------------       --------------
 End of year                           $78,283,402         $28,569,292          $35,550,614
                                    ==============       =============       ==============

(i) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(j) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      HARTFORD
                                      MORTGAGE                HARTFORD
                                     SECURITIES            SMALLCAP VALUE
                                      HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $16,179                 $(165,664)
 Net realized gain (loss) on
  security transactions                   3,335                    40,391
 Net realized gain on
  distributions                              --                 5,777,960
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (11,308)               (8,161,886)
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              8,206                (2,509,199)
                                     ----------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,870                   665,131
 Net transfers                          191,861                (2,330,230)
 Surrenders for benefit
  payments and fees                     (82,207)              (10,914,861)
 Net annuity transactions                    --                       (34)
                                     ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     112,524               (12,579,994)
                                     ----------            --------------
 Net increase (decrease) in
  net assets                            120,730               (15,089,193)
NET ASSETS:
 Beginning of year                      267,101                59,530,306
                                     ----------            --------------
 End of year                           $387,831               $44,441,113
                                     ==========            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     HARTFORD
                                       HARTFORD            HARTFORD              U.S. GOVERNMENT              HARTFORD
                                   SMALLCAP GROWTH           STOCK                  SECURITIES                 VALUE
                                       HLS FUND            HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(1,050,075)           $(72,607)               $1,508,410                 $(5,867)
 Net realized gain (loss) on
  security transactions                  5,455,819             788,845                   561,128                  (7,569)
 Net realized gain on
  distributions                          6,126,235           1,564,390                        --                 305,323
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,390,198)         (1,676,140)                 (386,453)                (69,618)
                                    --------------       -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,858,219)            604,488                 1,683,085                 222,269
                                    --------------       -------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,234,689             253,332                   560,409                  32,989
 Net transfers                          (5,688,152)            (34,487)                  232,079                 572,196
 Surrenders for benefit
  payments and fees                    (17,832,300)         (3,233,436)              (12,859,999)               (473,918)
 Net annuity transactions                    3,379                  --                    18,185                      --
                                    --------------       -------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (22,282,384)         (3,014,591)              (12,049,326)                131,267
                                    --------------       -------------            --------------            ------------
 Net increase (decrease) in
  net assets                           (24,140,603)         (2,410,103)              (10,366,241)                353,536
NET ASSETS:
 Beginning of year                     101,488,367          12,881,358                65,474,742               2,831,630
                                    --------------       -------------            --------------            ------------
 End of year                           $77,347,764         $10,471,255               $55,108,501              $3,185,166
                                    ==============       =============            ==============            ============

                                  HARTFORD                 HARTFORD             ING JPMORGAN
                                   VALUE                    EQUITY                EMERGING
                               OPPORTUNITIES                INCOME             MARKETS EQUITY
                                  HLS FUND                 HLS FUND              PORTFOLIO
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(212,967)                $35,291                $4,120
 Net realized gain (loss) on
  security transactions             3,200,651                   3,892                19,996
 Net realized gain on
  distributions                     8,466,100                 182,148                 1,254
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (15,436,342)                   (883)              125,289
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       (3,982,558)                220,448               150,659
                               --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                            923,440                  65,718                 3,310
 Net transfers                       (876,071)              1,760,787               (48,094)
 Surrenders for benefit
  payments and fees               (13,137,824)               (816,848)              (36,285)
 Net annuity transactions              (8,209)                     --                    --
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (13,098,664)              1,009,657               (81,069)
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets                      (17,081,222)              1,230,105                69,590
NET ASSETS:
 Beginning of year                 70,610,728               3,454,711               440,633
                               --------------            ------------            ----------
 End of year                      $53,529,506              $4,684,816              $510,223
                               ==============            ============            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     ING GLOBAL               AIM V.I.
                                      RESOURCES            GLOBAL HEALTH
                                      PORTFOLIO              CARE FUND
                                 SUB-ACCOUNT (K)(L)         SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,041)                $(4,959)
 Net realized gain (loss) on
  security transactions                   82,631                  74,316
 Net realized gain on
  distributions                          219,898                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (83,580)                 51,591
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             216,908                 120,948
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,111                  16,563
 Net transfers                          (129,120)               (106,391)
 Surrenders for benefit
  payments and fees                     (146,584)               (155,529)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (274,593)               (245,357)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                             (57,685)               (124,409)
NET ASSETS:
 Beginning of year                       876,246               1,108,105
                                     -----------            ------------
 End of year                            $818,561                $983,696
                                     ===========            ============

(k) Effective January 11, 2007, ING VP Natural Resources Trust merged with ING Global Resources Portfolio.

(l)  From inception January 11, 2007 to December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AIM V.I.               MFS EMERGING               MFS HIGH              MFS STRATEGIC
                                   TECHNOLOGY FUND           GROWTH SERIES            INCOME SERIES           INCOME SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,765)                $(42,326)                $131,825                 $12,275
 Net realized gain (loss) on
  security transactions                    48,171                  325,473                   28,113                   3,932
 Net realized gain on
  distributions                                --                       --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              33,738                  356,348                 (144,336)                 (6,628)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               76,144                  639,495                   15,602                   9,579
                                    -------------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  2,080                      605                    7,393                      --
 Net transfers                            333,248                 (148,439)                  (9,147)                    145
 Surrenders for benefit
  payments and fees                      (157,285)                (827,965)                (404,780)               (122,174)
 Net annuity transactions                      --                     (726)                    (370)                     --
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       178,043                 (976,525)                (406,904)               (122,029)
                                    -------------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                              254,187                 (337,030)                (391,302)               (112,450)
NET ASSETS:
 Beginning of year                      1,282,748                3,729,986                2,396,204                 362,910
                                    -------------            -------------            -------------            ------------
 End of year                           $1,536,935               $3,392,956               $2,004,902                $250,460
                                    =============            =============            =============            ============

                                  LEHMAN BROTHERS
                                       SHORT              NEUBERGER BERMAN             PIONEER
                                   DURATION BOND            AMT PARTNERS               FUND VCT
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (M)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $10,498                   $4,128                  $6,724
 Net realized gain (loss) on
  security transactions                     (342)                 130,052                  42,908
 Net realized gain on
  distributions                               --                  214,989                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             10,069                 (155,445)                 (5,487)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              20,225                  193,724                  44,145
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   310                       --                   1,435
 Net transfers                           (44,047)                (600,852)                (50,795)
 Surrenders for benefit
  payments and fees                     (147,337)                (285,698)               (151,421)
 Net annuity transactions                   (152)                      --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (191,226)                (886,550)               (200,781)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (171,001)                (692,826)               (156,636)
NET ASSETS:
 Beginning of year                       542,915                2,280,631                 986,776
                                    ------------            -------------            ------------
 End of year                            $371,914               $1,587,805                $830,140
                                    ============            =============            ============

(m) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                PIONEER
                                         DWS                    GROWTH
                                    INTERNATIONAL          OPPORTUNITIES VCT
                                       VIP FUND                PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $23,525                 $(12,021)
 Net realized gain (loss) on
  security transactions                   135,655                  282,410
 Net realized gain on
  distributions                                --                  429,810
 Net unrealized appreciation
  (depreciation) of
  investments during the year             107,767                 (747,122)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              266,947                  (46,923)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  3,496                    2,165
 Net transfers                            (67,143)                (347,761)
 Surrenders for benefit
  payments and fees                      (265,170)              (1,833,665)
 Net annuity transactions                    (420)                      --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (329,237)              (2,179,261)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (62,290)              (2,226,184)
NET ASSETS:
 Beginning of year                      2,187,011                3,489,714
                                     ------------            -------------
 End of year                           $2,124,721               $1,263,530
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                  WELLS FARGO          WELLS FARGO
                                     VAN ECK                VAN ECK              ADVANTAGE VT          ADVANTAGE VT
                                    WORLDWIDE            WORLDWIDE HARD              ASSET             TOTAL RETURN
                                    BOND FUND             ASSETS FUND           ALLOCATION FUND         BOND FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $13,096                 $(4,245)               $28,435             $279,542
 Net realized gain (loss) on
  security transactions                    207                  12,513                206,679              (58,127)
 Net realized gain on
  distributions                             --                 137,491                 59,936                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,905                 301,793                (61,054)             171,019
                                    ----------            ------------            -----------           ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            20,208                 447,552                233,996              392,434
                                    ----------            ------------            -----------           ----------
UNIT TRANSACTIONS:
 Purchases                                  94                   6,344                    249                8,692
 Net transfers                         196,942                 129,784                (33,697)             440,398
 Surrenders for benefit
  payments and fees                    (18,605)                (52,337)            (1,142,103)          (2,110,170)
 Net annuity transactions                   --                      --                 (1,562)                (979)
                                    ----------            ------------            -----------           ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    178,431                  83,791             (1,177,113)          (1,662,059)
                                    ----------            ------------            -----------           ----------
 Net increase (decrease) in
  net assets                           198,639                 531,343               (943,117)          (1,269,625)
NET ASSETS:
 Beginning of year                     136,326               1,099,132              3,985,008            9,512,955
                                    ----------            ------------            -----------           ----------
 End of year                          $334,965              $1,630,475             $3,041,891           $8,243,330
                                    ==========            ============            ===========           ==========

                                    WELLS FARGO            WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT           ADVANTAGE VT
                                      EQUITY              C&B LARGE CAP         LARGE COMPANY
                                    INCOME FUND            VALUE FUND             CORE FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $20,964               $(3,490)              $(2,902)
 Net realized gain (loss) on
  security transactions                  839,633                47,877                13,849
 Net realized gain on
  distributions                        1,745,548                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (2,172,830)              (61,843)               (8,760)
                                   -------------           -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             433,315               (17,456)                2,187
                                   -------------           -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                38,069                 1,131                    --
 Net transfers                          (775,285)              (45,762)              (51,218)
 Surrenders for benefit
  payments and fees                   (5,246,476)             (184,117)              (23,578)
 Net annuity transactions                (15,945)                   --                    --
                                   -------------           -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (5,999,637)             (228,748)              (74,796)
                                   -------------           -----------            ----------
 Net increase (decrease) in
  net assets                          (5,566,322)             (246,204)              (72,609)
NET ASSETS:
 Beginning of year                    28,825,735               966,581               209,056
                                   -------------           -----------            ----------
 End of year                         $23,259,413              $720,377              $136,447
                                   =============           ===========            ==========

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT           ADVANTAGE VT             ADVANTAGE VT             WELLS FARGO
                                   INTERNATIONAL           LARGE COMPANY              SMALL CAP              ADVANTAGE VT
                                     CORE FUND              GROWTH FUND              GROWTH FUND            DISCOVERY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(2,910)               $(130,275)                $(52,015)                $(4,408)
 Net realized gain (loss) on
  security transactions                    (268)                 452,569                  222,222                   3,102
 Net realized gain on
  distributions                          15,322                       --                  573,403                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,920                  261,772                 (288,395)                186,027
                                     ----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             17,064                  584,066                  455,215                 184,721
                                     ----------            -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   50                   17,006                    5,571                     125
 Net transfers                          118,536                 (320,688)                (198,769)                222,872
 Surrenders for benefit
  payments and fees                     (65,204)              (2,264,567)                (945,717)                (54,097)
 Net annuity transactions                    --                  (11,407)                    (454)                     --
                                     ----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      53,382               (2,579,656)              (1,139,369)                168,900
                                     ----------            -------------            -------------            ------------
 Net increase (decrease) in
  net assets                             70,446               (1,995,590)                (684,154)                353,621
NET ASSETS:
 Beginning of year                      133,226               10,216,652                3,938,846                 723,771
                                     ----------            -------------            -------------            ------------
 End of year                           $203,672               $8,221,062               $3,254,692              $1,077,392
                                     ==========            =============            =============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Variable Account D (the "Account") is a separate investment account within Union Security Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On April 1, 2001, Union Security Insurance Company entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of Union Security Insurance Company under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 Fortis Benefits Insurance Company merged with Union Security Insurance Company. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AllianceBernstein VPS Money Market Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Capital Appreciation Fund II, Federated Equity Income Fund II, Federated Fund for U.S. Government Securities II, Federated Mid Cap Growth Strategies Fund II, Federated High Income Bond Fund II, Federated International Equity Fund II, Federated Prime Money Fund II, Federated Quality Bond Fund II, Federated Capital Income Fund II, Gartmore NVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS(R) Growth Series, MFS(R) High Income Series, MFS(R) Strategic Income Series, Neuberger Berman AMT Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, DWS International VIP Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Small Cap Growth Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2008.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

-------------------------------------------------------------------------------

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- On January 1, 2008, the Account adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). For financial statement elements currently required to be measured at fair value, SFAS 157 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP, establishes a hierarchy based on the level of observable inputs used to measure fair value and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

       The following section applies the SFAS 157 fair value hierarchy and disclosure requirements to the Account's financial instruments that are carried at fair value. SFAS 157 establishes a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

       LEVEL 1: Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit swap contracts.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as highly structured and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), including ABS backed by sub-prime loans, and private placement debt and equity securities. Embedded derivatives and complex derivatives securities, including equity derivatives, longer dated interest rate swaps and certain complex credit derivatives are also included in Level 3. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the SFAS 157 Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       The adoption of SFAS 157 did not have a material impact on the results of the Account. As of December 31, 2008, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the SFAS 157 hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expects to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

       i) REGULATORY DEVELOPMENTS -- On July 23, 2007, the Hartford Financial Services Group (the "Parent Company") entered into an agreement with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

       General's Office to resolve the investigation by the New York Attorney General's Office of aspects of the Parent Company's variable annuity and mutual fund operations related to market timing.

       In May 2008, the Parent Company paid restitution to the Account to compensate certain variable annuity contract owners for market timing activities from 1998 through 2003. The restitution associated with this settlement is included in the accompanying statements of changes in net assets in the other settlements line item.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.40% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum annual rate of 5.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.15% of the contract's value.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2008 were as follows:

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                       $268,972        $447,587
American Century VP Capital Appreciation Fund             98,970         458,966
AllianceBernstein VPS International Growth
 Portfolio                                                49,517         216,262
AIM V.I. Core Equity Fund                                279,406       1,195,704
AIM V.I. International Growth Fund                       631,316       1,120,887
AllianceBernstein VPS Money Market Portfolio           2,391,060       1,654,092
AllianceBernstein VPS Large Cap Growth
 Portfolio                                                45,606         303,809
Federated American Leaders Fund II                     7,264,843       8,338,637
Federated Capital Appreciation Fund II                   359,412       2,496,779
Federated Equity Income Fund II                          840,553       6,934,423
Federated Fund for U.S. Government Securities
 II                                                    1,153,864       1,456,227
Federated Mid Cap Growth Strategies Fund II            4,036,296       5,004,545
Federated High Income Bond Fund II                       666,586       1,953,232
Federated International Equity Fund II                   194,634       2,006,258
Federated Prime Money Fund II                          1,482,310       1,711,833
Federated Quality Bond Fund II                           331,319         834,287
Federated Capital Income Fund II                         394,981       1,030,972
Gartmore NVIT Developing Markets Fund                    932,885         984,066
Hartford Advisers HLS Fund                             4,998,472      34,367,367
Hartford LargeCap Growth HLS Fund                      9,412,440      15,984,014
Hartford Total Return Bond HLS Fund                    7,549,712      13,820,451
Hartford Capital Appreciation HLS Fund                 7,133,205       6,741,182
Hartford Dividend and Growth HLS Fund                  2,801,341       3,330,783
Hartford Fundamental Growth HLS Fund                     755,672         455,061

-------------------------------------------------------------------------------

                                                    PURCHASES        PROCEEDS
SUB-ACCOUNT                                          AT COST        FROM SALES
--------------------------------------------------------------------------------
Hartford Global Advisers HLS Fund                       $605,388        $223,996
Hartford Global Growth HLS Fund                        5,519,910      16,314,480
Hartford Disciplined Equity HLS Fund                   6,536,505      13,114,460
Hartford Growth HLS Fund                                 392,144         483,427
Hartford Growth Opportunities HLS Fund                12,135,180      47,493,142
Hartford High Yield HLS Fund                           2,508,729       5,246,695
Hartford Index HLS Fund                                7,421,139      20,260,817
Hartford International Growth HLS Fund                   974,611       1,888,599
Hartford International Small Company HLS Fund            890,041       3,290,542
Hartford International Opportunities HLS Fund          4,940,948      13,475,042
Hartford MidCap Growth HLS Fund                          845,462       6,253,441
Hartford Money Market HLS Fund                        33,830,480      25,149,357
Hartford SmallCap Value HLS Fund                         942,121      10,429,772
Hartford SmallCap Growth HLS Fund                        986,250      14,015,977
Hartford Stock HLS Fund                                  617,352       2,268,178
Hartford U.S. Government Securities HLS Fund          13,608,198      17,577,362
Hartford Value HLS Fund                                  824,789       1,186,001
Hartford Value Opportunities HLS Fund                  1,303,026      11,309,904
Hartford Equity Income HLS Fund                          742,443       1,461,244
ING JPMorgan Emerging Markets Equity Portfolio            94,105         259,184
ING Global Resources Portfolio                           451,735         408,667
AIM V.I. Global Health Care Fund                         215,849         249,563
AIM V.I. Technology Fund                                 138,227         512,464
MFS(R) Growth Series                                     116,960         554,675
MFS(R) High Income Series                                452,690         813,652
MFS(R) Strategic Income Series                            76,984          19,977
Neuberger Berman AMT Short Duration Bond
 Portfolio                                                97,762         133,769
Neuberger Berman AMT Partners Portfolio                  621,358         222,945
Pioneer Fund VCT Portfolio                                56,118         196,706
DWS International VIP Portfolio                          322,726         170,531
Pioneer Growth Opportunities VCT Portfolio               111,249         136,918
Van Eck Worldwide Bond Fund                              200,105         101,687
Van Eck Worldwide Hard Assets Fund                       992,889       1,143,863
Wells Fargo Advantage VT Asset Allocation Fund           585,547         983,982
Wells Fargo Advantage VT Total Return Bond Fund        1,097,657       3,080,560
Wells Fargo Advantage VT Equity Income Fund            3,154,014       3,732,154
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                     31,173         157,880
Wells Fargo Advantage VT Large Company Core
 Fund                                                    108,535         127,368
Wells Fargo Advantage VT International Core
 Fund                                                    518,602         526,848
Wells Fargo Advantage VT Large Company Growth
 Fund                                                    141,505       1,330,238
Wells Fargo Advantage VT Small Cap Growth Fund           681,115         628,519
Wells Fargo Advantage VT Discovery Fund                   35,642         383,667
                                                  --------------  --------------
                                                    $160,000,635    $340,165,677
                                                  ==============  ==============

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                 6,318        22,676           (16,358)
American Century VP Capital
 Appreciation Fund                    1,603        25,690           (24,087)
AllianceBernstein VPS
 International Growth
 Portfolio                            3,653        26,987           (23,334)
AIM V.I. Core Equity Fund            13,539       102,514           (88,975)
AIM V.I. International Growth
 Fund                                37,147        75,334           (38,187)
AllianceBernstein VPS Money
 Market Portfolio                   158,782       113,566            45,216
AllianceBernstein VPS Large
 Cap Growth Portfolio                 2,586        16,235           (13,649)
Federated American Leaders
 Fund II                             12,774       814,815          (802,041)
Federated Capital
 Appreciation Fund II                35,855       380,469          (344,614)
Federated Equity Income Fund
 II                                  12,910       619,792          (606,882)
Federated Fund for U.S.
 Government Securities II            65,001        94,579           (29,578)
Federated Mid Cap Growth
 Strategies Fund II                   8,263       341,739          (333,476)
Federated High Income Bond
 Fund II                             11,242       143,651          (132,409)
Federated International
 Equity Fund II                      13,998       165,009          (151,011)
Federated Prime Money Fund II       119,559       141,296           (21,737)
Federated Quality Bond Fund
 II                                  15,572        59,801           (44,229)
Federated Capital Income Fund
 II                                  29,094       115,557           (86,463)
Gartmore NVIT Developing
 Markets Fund                        26,488        41,527           (15,039)
Hartford Advisers HLS Fund          165,209     8,158,484        (7,993,275)
Hartford LargeCap Growth HLS
 Fund                                80,753     1,038,021          (957,268)
Hartford Total Return Bond
 HLS Fund                         1,199,746     3,953,209        (2,753,463)
Hartford Capital Appreciation
 HLS Fund                         1,932,417     3,254,127        (1,321,710)
Hartford Dividend and Growth
 HLS Fund                         1,515,173     2,109,961          (594,788)
Hartford Fundamental Growth
 HLS Fund                           577,321       419,646           157,675
Hartford Global Advisers HLS
 Fund                               420,013       185,046           234,967
Hartford Global Growth HLS
 Fund                               111,224       660,446          (549,222)
Hartford Disciplined Equity
 HLS Fund                            19,635       622,882          (603,247)
Hartford Growth HLS Fund            269,437       377,093          (107,656)
Hartford Growth Opportunities
 HLS Fund                           234,882     6,110,002        (5,875,120)
Hartford High Yield HLS Fund         92,889       382,812          (289,923)
Hartford Index HLS Fund             265,140     1,185,096          (919,956)
Hartford International Growth
 HLS Fund                           427,096     1,276,409          (849,313)
Hartford International Small
 Company HLS Fund                   313,596     1,615,408        (1,301,812)
Hartford International
 Opportunities HLS Fund             693,454     5,958,006        (5,264,552)
Hartford MidCap Growth HLS
 Fund                                52,295       433,513          (381,218)
Hartford Money Market HLS
 Fund                            13,678,360    10,183,750         3,494,610
Hartford SmallCap Value HLS
 Fund                                15,145       479,581          (464,436)
Hartford SmallCap Growth HLS
 Fund                                24,479       634,298          (609,819)
Hartford Stock HLS Fund             376,408     1,596,761        (1,220,353)
Hartford U.S. Government
 Securities HLS Fund                611,642     1,254,440          (642,798)
Hartford Value HLS Fund             487,942       924,601          (436,659)
Hartford Value Opportunities
 HLS Fund                            24,635       581,222          (556,587)
Hartford Equity Income HLS
 Fund                               323,271     1,107,395          (784,124)
ING JPMorgan Emerging Markets
 Equity Portfolio                     4,246        15,476           (11,230)
ING Global Resources
 Portfolio                           24,823        33,913            (9,090)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AIM V.I. Global Health Care
 Fund                                 3,081        11,499            (8,418)
AIM V.I. Technology Fund             10,558        44,016           (33,458)
MFS(R) Growth Series                  8,824        46,203           (37,379)
MFS(R) High Income Series            23,723        65,307           (41,584)
MFS(R) Strategic Income
 Series                               4,173         1,177             2,996
Neuberger Berman AMT Short
 Duration Bond Portfolio              5,662         9,522            (3,860)
Neuberger Berman AMT Partners
 Portfolio                           17,912        12,061             5,851
Pioneer Fund VCT Portfolio            1,483        19,476           (17,993)
DWS International VIP
 Portfolio                              703         7,533            (6,830)
Pioneer Growth Opportunities
 VCT Portfolio                          897         7,391            (6,494)
Van Eck Worldwide Bond Fund           9,465         5,868             3,597
Van Eck Worldwide Hard Assets
 Fund                                20,352        33,257           (12,905)
Wells Fargo Advantage VT
 Asset Allocation Fund               27,748        86,305           (58,557)
Wells Fargo Advantage VT
 Total Return Bond Fund              41,585       162,231          (120,646)
Wells Fargo Advantage VT
 Equity Income Fund                   7,263       196,321          (189,058)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                 2,279        15,013           (12,734)
Wells Fargo Advantage VT
 Large Company Core Fund             15,072        16,779            (1,707)
Wells Fargo Advantage VT
 International Core Fund             47,820        52,333            (4,513)
Wells Fargo Advantage VT
 Large Company Growth Fund            9,222        78,851           (69,629)
Wells Fargo Advantage VT
 Small Cap Growth Fund                3,280        43,161           (39,881)
Wells Fargo Advantage VT
 Discovery Fund                       1,545        17,549           (16,004)

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                1,175        12,350            (11,175)
American Century VP Capital
 Appreciation Fund                  45,790        22,931             22,859
AllianceBernstein VPS
 International Growth
 Portfolio                         133,415        65,396             68,019
AIM V.I. Core Equity Fund            8,408       139,302           (130,894)
AIM V.I. International
 Growth Fund                        12,656        54,529            (41,873)
AllianceBernstein Money
 Market Portfolio                  190,910       281,957            (91,047)
AllianceBernstein Large Cap
 Growth Portfolio                    3,485        31,820            (28,335)
Federated American Leaders
 Fund II                             5,321     1,548,016         (1,542,695)
Federated Capital
 Appreciation Fund II               37,871       490,816           (452,945)
Federated Equity Income Fund
 II                                 14,111       912,000           (897,889)
Federated Fund for U.S.
 Government Securities Fund
 II                                 52,553        79,474            (26,921)
Federated Mid Cap Growth
 Strategies Fund II                  4,620       555,754           (551,134)
Federated High Income Bond
 Fund II                            41,274       196,596           (155,322)
Federated International
 Equity Fund II                     32,706       283,457           (250,751)
Federated Prime Money Fund
 II                                197,840       271,803            (73,963)
Federated Quality Bond Fund
 II                                 65,958        83,969            (18,011)
Federated Capital Income
 Fund II                            31,922       175,631           (143,709)
Gartmore NVIT Developing
 Markets Fund                       31,179        46,355            (15,176)
Hartford Advisers HLS Fund         140,285     8,627,982         (8,487,697)
Hartford LargeCap Growth HLS
 Fund                            1,990,345     5,322,882         (3,332,537)
Hartford Total Return Bond
 HLS Fund                          776,910     3,242,428         (2,465,518)
Hartford Capital
 Appreciation HLS Fund             626,832     4,424,974         (3,798,142)
Hartford Dividend and Growth
 HLS Fund                        3,244,033     1,179,934          2,064,099

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                 UNITS         UNITS           NET INCREASE
SUB-ACCOUNT                      ISSUED       REDEEMED          (DECREASE)
--------------------------------------------------------------------------------
Hartford Fundamental Growth
 HLS Fund                          228,092        56,378            171,714
Hartford Global Advisers HLS
 Fund                              160,862        50,506            110,356
Hartford Global Growth HLS
 Fund                               43,213       972,287           (929,074)
Hartford Disciplined Equity
 HLS Fund                           18,751       842,902           (824,151)
Hartford Growth HLS Fund           521,142       408,057            113,085
Hartford Growth
 Opportunities HLS Fund            162,399     8,280,794         (8,118,395)
Hartford High Yield HLS Fund       199,122       516,192           (317,070)
Hartford Index HLS Fund            234,318     1,484,629         (1,250,311)
Hartford International
 Growth HLS Fund                 1,677,248       525,298          1,151,950
Hartford International Small
 Company HLS Fund                1,483,907     1,113,207            370,700
Hartford International
 Opportunities HLS Fund         19,668,927     5,802,791         13,866,136
Hartford MidCap Growth HLS
 Fund                               68,746       472,651           (403,905)
Hartford Money Market HLS
 Fund                           14,254,441    12,459,800          1,794,641
Hartford Mortgage Securities
 HLS Fund                          280,787       196,413             84,374
Hartford SmallCap Value HLS
 Fund                               45,314       532,259           (486,945)
Hartford SmallCap Growth HLS
 Fund                               56,663       891,105           (834,442)
Hartford Stock HLS Fund            542,814     2,334,283         (1,791,469)
Hartford U.S. Government
 Securities HLS Fund               234,806       849,239           (614,433)
Hartford Value HLS Fund            933,168       836,699             96,469
Hartford Value Opportunities
 HLS Fund                           89,438       592,351           (502,913)
Hartford Equity Income HLS
 Fund                            1,570,046       877,603            692,443
ING JPMorgan Emerging
 Markets Equity Portfolio           14,391        19,519             (5,128)
ING Global Resources
 Portfolio                          79,217        51,857             27,360
AIM V.I. Global Health Care
 Fund                                1,709        12,231            (10,522)
AIM V.I. Technology Fund            33,443        22,311             11,132
MFS Emerging Growth Series           9,166        84,358            (75,192)
MFS High Income Series               7,269        37,126            (29,857)
MFS Strategic Income Series            749         8,297             (7,548)
Lehman Brothers Short
 Duration Bond Portfolio             7,451        20,516            (13,065)
Neuberger Berman AMT
 Partners Portfolio                  3,053        41,823            (38,770)
Pioneer Fund VCT Portfolio           1,283        16,535            (15,252)
DWS International VIP Fund           1,010        14,934            (13,924)
Pioneer Growth Opportunities
 VCT Portfolio                         216       101,986           (101,770)
Van Eck Worldwide Bond Fund         12,224         1,837             10,387
Van Eck Worldwide Hard
 Assets Fund                        16,148        15,081              1,067
Wells Fargo Advantage VT
 Asset Allocation Fund              11,105       102,569            (91,464)
Wells Fargo Advantage VT
 Total Return Bond Fund             23,886       117,333            (93,447)
Wells Fargo Advantage VT
 Equity Income Fund                  2,385       282,142           (279,757)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund               13,265        32,414            (19,149)
Wells Fargo Advantage VT
 Large Company Core Fund            12,517        21,982             (9,465)
Wells Fargo Advantage VT
 International Core Fund            18,011        13,057              4,954
Wells Fargo Advantage VT
 Large Company Growth Fund           1,860       138,613           (136,753)
Wells Fargo Advantage VT
 Small Cap Growth Fund               6,265        72,602            (66,337)
Wells Fargo Advantage VT
 Discovery Fund                     11,027         4,085              6,942

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2008  Lowest contract charges               71,117     $16.37865      $1,164,809
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges               87,475     20.651353       1,806,459
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges               98,650     19.768804       1,950,186
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges              132,976     18.115408       2,408,927
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges              136,309     17.341349       2,363,781
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2008  Lowest contract charges               27,458     12.413327         340,847
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges               51,545     23.170263       1,194,305
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges               28,686     15.963060         457,923
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges               40,290     13.679562         551,143
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges               47,321     11.257483         532,711
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges               98,379      5.377306         529,015
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              121,713     10.560071       1,285,297
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
AMERICAN CENTURY VP BALANCED FUND
 2008  Lowest contract charges              0.45%           2.45%          (20.69)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           2.02%            4.46%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%           2.08%            9.13%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%           1.81%            4.46%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%           1.62%            9.29%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2008  Lowest contract charges              0.45%             --           (46.43)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%             --            45.15%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%             --            16.69%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%             --            21.52%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%             --             7.10%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2008  Lowest contract charges              0.45%             --           (49.08)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.11%             --             1.70%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges               26,404    $13.705837        $361,882
    Highest contract charges                312,592      8.231171       2,573,003
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges               34,136     19.707898         672,757
    Highest contract charges                393,835     11.948865       4,705,883
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges               51,707     18.310558         946,792
    Highest contract charges                507,158     11.207597       5,684,025
    Remaining contract charges                   --            --              --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges              136,043     10.336721       1,406,232
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              174,230     17.582565       3,063,427
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges              216,103     15.542406       3,358,762
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges              226,965     12.291143       2,789,668
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges              303,901     10.569460       3,212,070
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
ALLIANCEBERNSTEIN VPS MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges              395,347     14.476281       5,723,150
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              350,131     14.268875       5,001,609
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges              441,178     13.735446       6,059,776
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges              558,828     13.240331       7,399,073
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges              620,722     12.997379       8,067,760
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
AIM V.I. CORE EQUITY FUND
 2008  Lowest contract charges              0.45%           1.94%          (30.46)%
    Highest contract charges                1.40%           1.97%          (31.11)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           1.00%            7.63%
    Highest contract charges                1.40%           1.02%            6.61%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.31%           0.52%            8.96%
    Highest contract charges                0.95%           0.53%            8.27%
    Remaining contract charges                --              --               --
AIM V.I. INTERNATIONAL GROWTH FUND
 2008  Lowest contract charges              1.41%           0.49%          (41.21)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.40%           0.39%           13.13%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.40%           1.04%           26.45%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.40%           0.62%           16.29%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.40%           0.63%           22.28%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
ALLIANCEBERNSTEIN VPS MONEY MARKET
 PORTFOLIO
 2008  Lowest contract charges              0.45%           1.87%            1.45%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           4.36%            3.88%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%           4.10%            3.74%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%           2.28%            1.87%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%           0.67%            0.26%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges               36,474    $14.857367        $541,900
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges               50,123     24.734124       1,239,746
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges               78,458     21.809920       1,711,156
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges              127,747     22.006170       2,811,231
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges              143,602     19.197835       2,756,847
    Highest contract charges                     --            --              --
    Remaining contract charges                   --            --              --
FEDERATED AMERICAN LEADERS FUND II
 2008  Lowest contract charges               13,687     14.433220         197,548
    Highest contract charges              1,082,645      7.461089       8,077,708
    Remaining contract charges              779,750            --       5,935,341
 2007  Lowest contract charges               15,318     21.902311         335,494
    Highest contract charges              1,536,854     11.430372      17,566,810
    Remaining contract charges            1,125,951            --      13,103,835
 2006  Lowest contract charges               98,046     24.354886       2,387,893
    Highest contract charges              2,386,242     12.831685      30,619,506
    Remaining contract charges            1,736,530            --      22,642,034
 2005  Lowest contract charges              130,977     20.944422       2,743,242
    Highest contract charges              3,388,522     11.140134      37,748,586
    Remaining contract charges            2,479,803            --      28,014,876
 2004  Lowest contract charges              146,204     20.032799       2,928,880
    Highest contract charges              3,944,848     10.756941      42,434,493
    Remaining contract charges            2,749,463            --      29,932,904

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP
 GROWTH PORTFOLIO
 2008  Lowest contract charges              0.45%             --           (39.93)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%             --            13.41%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%             --            (1.00)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%             --            14.63%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%             --             8.13%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
FEDERATED AMERICAN LEADERS FUND II
 2008  Lowest contract charges              0.45%           1.87%          (34.10)%
    Highest contract charges                1.41%           1.97%          (34.73)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           1.93%          (10.07)%
    Highest contract charges                1.40%           1.58%          (10.92)%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%           1.59%           16.28%
    Highest contract charges                1.40%           1.60%           15.18%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%           1.53%            4.55%
    Highest contract charges                1.40%           1.56%            3.56%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%           1.43%            9.29%
    Highest contract charges                1.40%           1.43%            8.25%
    Remaining contract charges                --              --               --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
 II
 2008  Lowest contract charges              336,176     $4.891476      $1,644,396
    Highest contract charges                299,813      4.808581       1,441,675
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              527,478      7.008822       3,696,996
    Highest contract charges                453,125      6.903852       3,128,310
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges              764,477      6.455593       4,935,153
    Highest contract charges                669,071      6.371636       4,263,074
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges              996,778      5.622008       5,603,897
    Highest contract charges                883,578      5.560001       4,912,692
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges            1,104,810      5.583004       6,168,161
    Highest contract charges              1,057,971      5.532476       5,853,198
    Remaining contract charges                   --            --              --
FEDERATED EQUITY INCOME FUND II
 2008  Lowest contract charges              571,105      8.551792       4,883,974
    Highest contract charges                744,895      8.382404       6,244,003
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              835,587     12.444109      10,398,140
    Highest contract charges              1,087,295     12.222089      13,289,006
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges            1,194,566     12.341043      14,742,189
    Highest contract charges              1,626,205     12.145123      19,750,466
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges            1,553,928     10.143408      15,762,122
    Highest contract charges              2,240,187     10.002352      22,407,135
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges            1,730,420      9.934519      17,190,888
    Highest contract charges              2,540,778      9.815964      24,940,184
    Remaining contract charges                   --            --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
FEDERATED CAPITAL APPRECIATION FUND
 II
 2008  Lowest contract charges              1.21%           0.39%          (30.21)%
    Highest contract charges                1.41%             --           (30.35)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.20%           0.86%            8.57%
    Highest contract charges                1.40%           0.83%            8.35%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.20%           0.83%           14.83%
    Highest contract charges                1.40%           0.83%           14.60%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.20%           1.06%            0.70%
    Highest contract charges                1.40%           1.09%            0.50%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.20%           0.57%            6.11%
    Highest contract charges                1.40%           0.57%            5.90%
    Remaining contract charges                --              --               --
FEDERATED EQUITY INCOME FUND II
 2008  Lowest contract charges              1.21%           4.10%          (31.28)%
    Highest contract charges                1.41%           4.13%          (31.42)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.20%           3.01%            0.84%
    Highest contract charges                1.40%           3.05%            0.63%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.20%           2.28%           21.67%
    Highest contract charges                1.40%           2.31%           21.42%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.20%           2.18%            2.10%
    Highest contract charges                1.40%           2.21%            1.90%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.20%           1.94%           11.50%
    Highest contract charges                1.40%           1.94%           11.27%
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES II
 2008  Lowest contract charges               72,242    $17.638036      $1,274,208
    Highest contract charges                 92,425     13.994891       1,293,472
    Remaining contract charges               35,176            --         502,235
 2007  Lowest contract charges               82,455     16.990614       1,400,962
    Highest contract charges                110,321     13.609863       1,501,450
    Remaining contract charges               36,645            --         507,793
 2006  Lowest contract charges               77,916     16.057906       1,251,162
    Highest contract charges                124,671     12.985499       1,618,913
    Remaining contract charges               53,755            --         709,300
 2005  Lowest contract charges              129,009     15.489364       1,998,260
    Highest contract charges                181,904     12.645277       2,300,222
    Remaining contract charges               71,607            --         918,254
 2004  Lowest contract charges              152,016     15.249995       2,318,236
    Highest contract charges                228,963     12.568714       2,877,767
    Remaining contract charges               84,272            --       1,071,974
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2008  Lowest contract charges              403,383      9.276542       3,741,997
    Highest contract charges                400,310      9.092770       3,639,934
    Remaining contract charges                   --            --              --
 2007  Lowest contract charges              565,444     16.615870       9,395,344
    Highest contract charges                571,725     16.319370       9,330,190
    Remaining contract charges                   --            --              --
 2006  Lowest contract charges              816,309     14.248834      11,631,458
    Highest contract charges                871,994     14.022577      12,227,604
    Remaining contract charges                   --            --              --
 2005  Lowest contract charges            1,100,441     13.324110      14,662,392
    Highest contract charges              1,166,804     13.138799      15,330,402
    Remaining contract charges                   --            --              --
 2004  Lowest contract charges            1,236,948     11.965024      14,800,118
    Highest contract charges              1,370,418     11.822225      16,201,391
    Remaining contract charges                   --            --              --

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
FEDERATED FUND FOR U.S. GOVERNMENT
 SECURITIES II
 2008  Lowest contract charges              0.45%           4.74%            3.81%
    Highest contract charges                1.40%           5.33%            2.83%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           4.32%            5.81%
    Highest contract charges                1.40%           4.75%            4.81%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%           4.88%            3.67%
    Highest contract charges                1.40%           4.38%            2.69%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%           3.89%            1.57%
    Highest contract charges                1.40%           4.26%            0.61%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%           4.83%            3.15%
    Highest contract charges                1.40%           4.66%            2.17%
    Remaining contract charges                --              --               --
FEDERATED MID CAP GROWTH STRATEGIES
 FUND II
 2008  Lowest contract charges              1.21%             --           (44.17)%
    Highest contract charges                1.41%             --           (44.28)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.20%             --            16.61%
    Highest contract charges                1.40%             --            16.38%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.20%             --             6.94%
    Highest contract charges                1.40%             --             6.73%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.20%             --            11.36%
    Highest contract charges                1.40%             --            11.14%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.20%             --            14.06%
    Highest contract charges                1.40%             --            13.83%
    Remaining contract charges                --              --               --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND
 II
 2008  Lowest contract charges         31,185    $13.667092        $426,203
    Highest contract charges          184,581      9.754141       1,800,426
    Remaining contract charges         97,602            --         971,270
 2007  Lowest contract charges         46,723     18.550752         866,743
    Highest contract charges          255,297     13.366117       3,412,326
    Remaining contract charges        143,757            --       1,956,389
 2006  Lowest contract charges         41,126     18.016694         740,958
    Highest contract charges          342,893     13.105214       4,493,681
    Remaining contract charges        217,080            --       2,890,766
 2005  Lowest contract charges         74,347     16.333150       1,214,316
    Highest contract charges          481,997     11.993966       5,781,051
    Remaining contract charges        291,168            --       3,541,508
 2004  Lowest contract charges         67,886     15.982268       1,084,972
    Highest contract charges          567,350     11.848303       6,722,136
    Remaining contract charges        318,877            --       3,823,771
FEDERATED INTERNATIONAL EQUITY
 FUND II
 2008  Lowest contract charges        201,597      7.686432       1,549,564
    Highest contract charges          191,004      7.534192       1,439,060
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        274,721     14.332426       3,937,412
    Highest contract charges          268,891     14.076758       3,785,122
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        396,731     13.241242       5,253,206
    Highest contract charges          397,632     13.031058       5,181,570
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        492,358     11.271775       5,549,745
    Highest contract charges          483,303     11.115046       5,371,937
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        516,622     10.458453       5,403,068
    Highest contract charges          532,642     10.333657       5,504,140
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED HIGH INCOME BOND FUND
 II
 2008  Lowest contract charges         0.45%            10.28%            (26.33)%
    Highest contract charges           1.40%            10.44%            (27.02)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             7.80%              2.96%
    Highest contract charges           1.40%             8.39%              1.99%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             8.07%             10.31%
    Highest contract charges           1.40%             9.25%              9.27%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             6.54%              2.20%
    Highest contract charges           1.40%             8.54%              1.23%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.46%             9.14%              9.96%
    Highest contract charges           1.40%             7.15%              8.93%
    Remaining contract charges           --                --                 --
FEDERATED INTERNATIONAL EQUITY
 FUND II
 2008  Lowest contract charges         1.21%             0.66%            (46.37)%
    Highest contract charges           1.41%             0.67%            (46.48)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.20%             0.20%              8.24%
    Highest contract charges           1.40%             0.19%              8.03%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.20%             0.21%             17.47%
    Highest contract charges           1.40%             0.21%             17.24%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%               --               7.78%
    Highest contract charges           1.40%               --               7.56%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%               --              12.70%
    Highest contract charges           1.40%               --              12.48%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED PRIME MONEY FUND II
 2008  Lowest contract charges        112,200    $12.110297      $1,358,773
    Highest contract charges               23      8.388650             195
    Remaining contract charges         65,586            --         778,536
 2007  Lowest contract charges        115,092     11.952620       1,375,650
    Highest contract charges               20      8.295994             162
    Remaining contract charges         84,434            --         991,216
 2006  Lowest contract charges        145,070     11.541768       1,674,366
    Highest contract charges               19      8.026858             156
    Remaining contract charges        128,420            --       1,458,672
 2005  Lowest contract charges        152,157     11.175527       1,700,433
    Highest contract charges              134      7.787710           1,043
    Remaining contract charges        178,501            --       1,965,730
 2004  Lowest contract charges        227,104     11.012982       2,501,094
    Highest contract charges              114      7.689805             880
    Remaining contract charges        237,417            --       2,583,335
FEDERATED QUALITY BOND FUND II
 2008  Lowest contract charges         39,080     12.774241         499,218
    Highest contract charges           92,536     12.557936       1,162,058
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         59,030     13.944782         823,157
    Highest contract charges          116,815     13.736105       1,604,583
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         79,492     13.392133       1,064,565
    Highest contract charges          114,364     13.218127       1,511,675
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         90,948     13.013188       1,183,528
    Highest contract charges          123,178     12.869811       1,585,280
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         88,841     12.998296       1,154,786
    Highest contract charges          132,220     12.880819       1,703,104
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED PRIME MONEY FUND II
 2008  Lowest contract charges         1.20%             2.50%              1.32%
    Highest contract charges           1.75%             2.37%              1.12%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.20%             4.69%              3.56%
    Highest contract charges           1.89%             4.61%              3.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.20%             4.41%              3.28%
    Highest contract charges           1.43%             4.29%              3.07%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             2.60%              1.48%
    Highest contract charges           1.31%             2.72%              1.27%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%             0.80%             (0.39)%
    Highest contract charges           1.39%             0.62%             (0.59)%
    Remaining contract charges           --                --                 --
FEDERATED QUALITY BOND FUND II
 2008  Lowest contract charges         1.20%             5.70%             (8.39)%
    Highest contract charges           1.40%             5.58%             (8.58)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.20%             5.41%              4.13%
    Highest contract charges           1.40%             4.59%              3.92%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.20%             4.03%              2.91%
    Highest contract charges           1.40%             4.10%              2.71%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.20%             3.71%              0.12%
    Highest contract charges           1.40%             3.88%             (0.09)%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.20%             4.12%              2.38%
    Highest contract charges           1.40%             4.10%              2.18%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2008  Lowest contract charges          2,693    $12.073238         $32,510
    Highest contract charges          152,450      7.155846       1,090,909
    Remaining contract charges        104,814            --         765,197
 2007  Lowest contract charges          4,287     15.231899          65,292
    Highest contract charges          216,056      9.114249       1,969,186
    Remaining contract charges        126,077            --       1,169,981
 2006  Lowest contract charges          4,180     14.706866          61,478
    Highest contract charges          302,632      8.884065       2,688,606
    Remaining contract charges        183,317            --       1,654,878
 2005  Lowest contract charges          4,686     12.774966          59,860
    Highest contract charges          412,570      7.790665       3,214,192
    Remaining contract charges        232,288            --       1,835,203
 2004  Lowest contract charges          9,773     12.073866         117,997
    Highest contract charges          479,417      7.433366       3,563,684
    Remaining contract charges        233,451            --       1,756,292
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2008  Lowest contract charges         43,412     12.681828         550,547
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         58,451     30.229761       1,766,975
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         73,627     21.159503       1,557,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         75,324     15.794105       1,189,682
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         87,071     12.063325       1,050,371
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2008  Lowest contract charges         0.45%             6.50%            (20.74)%
    Highest contract charges           1.41%             6.05%            (21.49)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             4.81%              3.57%
    Highest contract charges           1.40%             5.25%              2.59%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             6.25%             15.12%
    Highest contract charges           1.40%             6.37%             14.04%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             6.71%              5.81%
    Highest contract charges           1.40%             5.26%              4.81%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             5.42%              9.51%
    Highest contract charges           1.40%             4.37%              8.47%
    Remaining contract charges           --                --                 --
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2008  Lowest contract charges         0.45%             0.65%            (58.05)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             0.44%             42.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.59%             33.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.54%             30.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.52%             19.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges         53,122     $0.849868         $45,147
    Highest contract charges          816,541      8.423081       6,877,787
    Remaining contract charges     27,434,251            --      80,962,362
 2007  Lowest contract charges         53,122      1.257619          66,807
    Highest contract charges        1,117,440     12.552090      14,026,202
    Remaining contract charges     35,126,627            --     153,681,326
 2006  Lowest contract charges         59,294      1.192989          70,738
    Highest contract charges        1,411,842     11.990659      16,928,907
    Remaining contract charges     43,313,750            --     180,363,559
 2005  Lowest contract charges        191,094     12.509909       2,390,564
    Highest contract charges        1,793,291     11.033579      19,786,416
    Remaining contract charges     54,137,427            --     204,916,223
 2004  Lowest contract charges        265,796     11.812513       3,139,720
    Highest contract charges        2,150,289     10.481179      22,537,561
    Remaining contract charges     69,007,665            --     246,887,070
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges         90,197      7.116904         641,924
    Highest contract charges        1,076,637      6.008122       6,468,569
    Remaining contract charges      2,815,898            --      32,901,250
 2007  Lowest contract charges        108,840     12.634380       1,375,120
    Highest contract charges        1,323,533     10.730384      14,202,018
    Remaining contract charges      3,507,627            --      72,829,518
 2006  Lowest contract charges        109,757     12.123584       1,330,643
    Highest contract charges          879,782     10.358526       9,113,260
    Remaining contract charges      3,359,519            --      67,001,191
 2005  Lowest contract charges        159,437     11.362406       1,811,590
    Highest contract charges        1,078,249      9.766594      10,530,824
    Remaining contract charges      4,319,639            --      80,821,465
 2004  Lowest contract charges        213,094     10.869698       2,316,270
    Highest contract charges        1,242,395      9.399323      11,677,669
    Remaining contract charges      5,432,275            --      97,329,102

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2008  Lowest contract charges         1.15%             3.18%            (32.42)%
    Highest contract charges           1.86%             2.81%            (32.90)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             2.18%              5.42%
    Highest contract charges           1.85%             2.02%              4.68%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             2.55%              9.44%
    Highest contract charges           1.85%             2.13%              8.67%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             2.98%              5.90%
    Highest contract charges           1.85%             3.13%              5.27%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.91%              2.46%
    Highest contract charges           1.85%             2.01%              1.84%
    Remaining contract charges           --                --                 --
HARTFORD LARGECAP GROWTH HLS
 FUND
 2008  Lowest contract charges         1.25%             0.76%            (43.67)%
    Highest contract charges           1.86%             0.76%            (44.01)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.49%              4.21%
    Highest contract charges           1.84%             0.52%              3.59%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             0.30%              6.70%
    Highest contract charges           1.85%             0.31%              6.06%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.79%              4.53%
    Highest contract charges           1.85%             0.81%              3.91%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.20%              7.55%
    Highest contract charges           1.85%             0.20%              6.91%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges               17,332     $1.428229         $24,754
    Highest contract charges                486,748     12.546522       6,106,996
    Remaining contract charges           13,252,374            --      35,434,077
 2007  Lowest contract charges               24,355      1.564006          38,091
    Highest contract charges                609,028     13.835771       8,426,370
    Remaining contract charges           15,876,534            --      46,377,613
 2006  Lowest contract charges               15,213      1.511505          22,994
    Highest contract charges                705,863     13.465266       9,504,636
    Remaining contract charges           18,254,359            --      51,734,234
 2005  Lowest contract charges               16,097      1.458910          23,484
    Highest contract charges                765,218     13.088035      10,015,202
    Remaining contract charges           22,152,774            --      60,686,289
 2004  Lowest contract charges              118,087     13.402785       1,582,690
    Highest contract charges                825,664     13.013733      10,744,975
    Remaining contract charges           26,061,382            --      69,320,361
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2008  Lowest contract charges              575,957      1.352240         778,832
    Highest contract charges              2,098,891      1.304984       2,739,020
    Remaining contract charges            9,870,772            --      13,268,775
 2007  Lowest contract charges              736,066      2.516838       1,852,559
    Highest contract charges              2,283,577      2.443550       5,580,036
    Remaining contract charges           10,847,687            --      27,167,684
 2006  Lowest contract charges              853,207      2.181408       1,861,193
    Highest contract charges              3,087,276      2.130628       6,577,836
    Remaining contract charges           13,724,989            --      29,822,534
 2005  Lowest contract charges              947,049      1.894130       1,793,833
    Highest contract charges              3,813,074      1.861174       7,096,793
    Remaining contract charges           17,658,137            --      33,349,265
 2004  Lowest contract charges              947,266      1.659901       1,572,368
    Highest contract charges              3,551,278      1.640824       5,827,023
    Remaining contract charges           17,007,571            --      28,176,681
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              138,917      1.167585         162,198
    Highest contract charges              1,542,795      1.077392       1,662,195
    Remaining contract charges            6,406,146            --       7,908,437
 2007  Lowest contract charges              168,918      1.748028         295,273
    Highest contract charges              1,480,761      1.624355       2,405,281
    Remaining contract charges            7,032,967            --      13,045,322
 2006  Lowest contract charges              199,049      1.633404         325,128
    Highest contract charges                964,182      1.528493       1,473,744
    Remaining contract charges            5,455,316            --       9,644,433
 2005  Lowest contract charges               70,355      1.372786          96,583
    Highest contract charges                485,540      1.293634         628,111
    Remaining contract charges            1,437,924            --       2,033,120

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 2008  Lowest contract charges              1.15%           5.81%           (8.68)%
    Highest contract charges                1.85%           5.84%           (9.32)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.14%           7.68%            3.47%
    Highest contract charges                1.85%           4.91%            2.75%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           4.06%            3.61%
    Highest contract charges                1.85%           4.86%            2.88%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.04%          85.43%            0.51%
    Highest contract charges                1.85%           7.20%            0.57%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.25%           5.10%            3.33%
    Highest contract charges                1.85%           5.67%            2.71%
    Remaining contract charges                --              --               --
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2008  Lowest contract charges              1.25%           1.55%          (46.27)%
    Highest contract charges                1.86%           1.76%          (46.60)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.25%           0.12%           15.38%
    Highest contract charges                1.85%           0.11%           14.69%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.25%           1.31%           15.17%
    Highest contract charges                1.85%           1.25%           14.48%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.25%           0.93%           14.11%
    Highest contract charges                1.84%           0.94%           13.43%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.25%           0.44%           17.88%
    Highest contract charges                1.84%           0.42%           17.18%
    Remaining contract charges                --              --               --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2008  Lowest contract charges              1.15%           2.03%          (33.21)%
    Highest contract charges                1.85%           2.28%          (33.67)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.15%           1.57%            7.02%
    Highest contract charges                1.84%           1.90%            6.27%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           2.31%           18.99%
    Highest contract charges                1.85%           2.42%           18.16%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.08%          32.35%           (0.56)%
    Highest contract charges                1.82%           5.04%            4.48%
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges               25,446     $0.774742         $19,714
    Highest contract charges                  3,418      0.734202           2,510
    Remaining contract charges              411,032            --         314,303
 2007  Lowest contract charges               17,721      1.333943          23,639
    Highest contract charges                 15,301      1.273047          19,479
    Remaining contract charges              249,199            --         328,724
 2006  Lowest contract charges               17,721      1.172110          20,771
    Highest contract charges                  1,394      1.126459           1,570
    Remaining contract charges               91,392            --         106,112
 2005  Lowest contract charges               12,577      1.075524          13,526
    Highest contract charges                 13,611      1.045797          14,235
    Remaining contract charges              113,747            --         121,969
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges                3,735      0.986076           3,683
    Highest contract charges                 42,478      0.972203          41,298
    Remaining contract charges              452,898            --         440,881
 2007  Lowest contract charges                8,170      1.477810          12,073
    Highest contract charges                 40,143      1.467271          58,901
    Remaining contract charges              215,831            --         315,513
 2006  Lowest contract charges                9,058      1.282188          11,614
    Highest contract charges                 24,778      1.281984          31,765
    Remaining contract charges              119,952            --         152,874
 2005  Lowest contract charges                2,797      1.191716           3,334
    Highest contract charges                  1,011      1.183579           1,197
    Remaining contract charges                   --            --              --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges                3,852      7.552629          29,090
    Highest contract charges                      1      6.910386               3
    Remaining contract charges            3,059,489            --      45,637,481
 2007  Lowest contract charges                3,852     16.070485          61,898
    Highest contract charges                583,048     14.231523       8,297,663
    Remaining contract charges            3,025,664            --     106,463,382
 2006  Lowest contract charges                1,444     12.999882          18,767
    Highest contract charges                805,273     11.593138       9,335,638
    Remaining contract charges            3,734,921            --     106,475,362
 2005  Lowest contract charges                1,424     11.520690          16,405
    Highest contract charges                977,829     10.346183      10,116,803
    Remaining contract charges            4,619,967            --     116,858,458
 2004  Lowest contract charges              102,724     11.369186       1,167,893
    Highest contract charges              1,102,333     10.273347      11,324,648
    Remaining contract charges            5,349,750            --     135,083,626

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2008  Lowest contract charges              1.15%           0.25%          (41.92)%
    Highest contract charges                1.85%           0.40%          (42.33)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.15%           0.05%           13.81%
    Highest contract charges                1.80%           0.02%           13.01%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           0.59%            8.47%
    Highest contract charges                1.87%           0.23%            7.71%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.20%           1.24%            8.33%
    Highest contract charges                1.81%           3.95%            8.02%
    Remaining contract charges                --              --               --
HARTFORD GLOBAL ADVISERS HLS FUND
 2008  Lowest contract charges              1.16%           2.65%          (33.28)%
    Highest contract charges                1.85%           4.40%          (33.74)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.14%           0.85%           15.26%
    Highest contract charges                1.84%           1.21%           14.45%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.14%           3.18%            7.59%
    Highest contract charges                1.84%           4.06%            6.84%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.11%          37.86%            0.51%
    Highest contract charges                1.11%          29.26%            5.40%
    Remaining contract charges                --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2008  Lowest contract charges              1.15%           0.71%          (53.00)%
    Highest contract charges                  --            1.21%          (53.33)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.14%           0.06%           23.62%
    Highest contract charges                1.85%           0.05%           22.76%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           0.77%           12.84%
    Highest contract charges                1.85%           0.74%           12.05%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.08%          11.70%            0.54%
    Highest contract charges                1.85%           0.78%            0.71%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.25%           0.50%           17.71%
    Highest contract charges                1.85%           0.54%           17.00%
    Remaining contract charges                --              --               --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges                8,986     $8.113158         $72,906
    Highest contract charges                582,677      7.785676       4,536,535
    Remaining contract charges            2,041,758            --      34,456,932
 2007  Lowest contract charges                8,986     13.083447         117,570
    Highest contract charges                712,214     12.643764       9,005,069
    Remaining contract charges            2,515,468            --      68,597,897
 2006  Lowest contract charges                9,986     12.215545         121,988
    Highest contract charges                899,494     11.887947      10,693,140
    Remaining contract charges            3,151,339            --      80,248,436
 2005  Lowest contract charges                  376     10.988567           4,132
    Highest contract charges              1,103,321     10.768980      11,881,646
    Remaining contract charges            4,050,854            --      92,714,452
 2004  Lowest contract charges              191,177     10.438011       1,995,508
    Highest contract charges              1,296,653     10.292799      13,346,190
    Remaining contract charges            4,815,059            --     106,985,432
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges                  181      0.891619             161
    Highest contract charges                163,221      0.850951         138,893
    Remaining contract charges              763,257            --         671,519
 2007  Lowest contract charges                  181      1.549411             280
    Highest contract charges                208,474      1.489157         310,450
    Remaining contract charges              825,660            --       1,264,901
 2006  Lowest contract charges               38,345      1.342101          51,462
    Highest contract charges                285,654      1.298974         371,058
    Remaining contract charges              597,231            --         794,393
 2005  Lowest contract charges                6,354      1.297765           8,246
    Highest contract charges                 65,302      1.264874          82,599
    Remaining contract charges              412,601            --         531,545
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges               98,344      1.110015         109,163
    Highest contract charges                629,242     10.921007       6,871,961
    Remaining contract charges           29,317,912            --     141,273,959
 2007  Lowest contract charges               91,764      2.066578         189,638
    Highest contract charges                786,738     20.475593      16,108,934
    Remaining contract charges           35,042,116            --     315,216,668
 2006  Lowest contract charges               62,099      1.612383         100,127
    Highest contract charges              1,070,013     16.087595      17,213,940
    Remaining contract charges           42,906,901            --     302,217,643
 2005  Lowest contract charges                8,780      1.455585          12,780
    Highest contract charges              1,290,509     14.625253      18,874,016
    Remaining contract charges           51,046,598            --     325,639,105
 2004  Lowest contract charges              172,796     14.604952       2,523,676
    Highest contract charges              1,497,477     12.809151      19,181,403
    Remaining contract charges           60,254,528            --     334,476,760

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2008  Lowest contract charges              1.15%           1.21%          (37.99)%
    Highest contract charges                1.86%           1.11%          (38.42)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.15%           1.00%            7.11%
    Highest contract charges                1.85%           0.93%            6.36%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           1.18%           11.17%
    Highest contract charges                1.85%           1.02%           10.39%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.08%          18.43%           (0.73)%
    Highest contract charges                1.85%           1.12%            4.63%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.25%           1.07%            7.06%
    Highest contract charges                1.85%           1.08%            6.42%
    Remaining contract charges                --              --               --
HARTFORD GROWTH HLS FUND
 2008  Lowest contract charges              1.15%           0.26%          (42.45)%
    Highest contract charges                1.86%           0.25%          (42.86)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.19%             --            15.45%
    Highest contract charges                1.85%           0.02%           14.64%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           0.05%            3.42%
    Highest contract charges                1.85%           0.07%            2.70%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.08%             --            (0.65)%
    Highest contract charges                1.78%             --             4.68%
    Remaining contract charges                --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2008  Lowest contract charges              1.15%           0.40%          (46.29)%
    Highest contract charges                1.86%           0.36%          (46.66)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.14%           0.16%           28.17%
    Highest contract charges                1.85%           0.13%           27.28%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%           0.56%           10.77%
    Highest contract charges                1.85%           0.71%           10.00%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.97%             --             0.70%
    Highest contract charges                1.85%           0.20%           14.18%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.25%             --            15.73%
    Highest contract charges                1.85%             --            15.04%
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                         UNIT         CONTRACT
SUB-ACCOUNT                               UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges                3,490     $8.827974         $30,811
    Highest contract charges                193,726      8.778773       1,700,677
    Remaining contract charges              833,726            --       9,550,076
 2007  Lowest contract charges                3,490     11.943777          41,686
    Highest contract charges                235,347     11.960722       2,814,916
    Remaining contract charges            1,082,028            --      16,784,644
 2006  Lowest contract charges                3,563     11.754300          41,875
    Highest contract charges                301,819     11.853638       3,577,651
    Remaining contract charges            1,332,553            --      20,377,189
 2005  Lowest contract charges               29,982     10.693816         320,621
    Highest contract charges                351,206     10.861825       3,814,736
    Remaining contract charges            1,638,243            --      22,979,046
 2004  Lowest contract charges               42,877     10.602852         454,617
    Highest contract charges                387,825     10.834240       4,201,785
    Remaining contract charges            2,064,646            --      28,745,117
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges              151,058     13.145816       1,985,780
    Highest contract charges                473,044      6.715752       3,176,845
    Remaining contract charges            2,967,577            --      39,587,054
 2007  Lowest contract charges              159,984     20.997695       3,359,294
    Highest contract charges                648,694     10.878662       7,056,918
    Remaining contract charges            3,702,957            --      79,528,332
 2006  Lowest contract charges              200,616     20.049382       4,022,222
    Highest contract charges                804,643     10.533798       8,475,930
    Remaining contract charges            4,756,687            --      98,294,742
 2005  Lowest contract charges              254,186     17.443801       4,433,972
    Highest contract charges              1,017,722      9.294019       9,458,730
    Remaining contract charges            6,039,890            --     110,608,669
 2004  Lowest contract charges              296,673     16.767469       4,974,457
    Highest contract charges              1,173,986      9.059619      10,635,869
    Remaining contract charges            7,684,250            --     136,327,104

                                                        INVESTMENT
                                          EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                               RATIO*         RATIO**         RETURN***
-------------------------------------  ----------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2008  Lowest contract charges              1.15%          10.33%          (26.09)%
    Highest contract charges                1.85%           9.29%          (26.60)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              1.15%           8.01%            1.61%
    Highest contract charges                1.85%           6.93%            0.90%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              1.15%          27.22%            9.90%
    Highest contract charges                1.85%          14.22%            9.13%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              1.25%           6.44%            0.86%
    Highest contract charges                1.85%           6.54%            0.26%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              1.26%           5.67%            6.07%
    Highest contract charges                1.85%           5.07%            5.44%
    Remaining contract charges                --              --               --
HARTFORD INDEX HLS FUND
 2008  Lowest contract charges              0.45%           2.13%          (37.39)%
    Highest contract charges                1.86%           1.89%          (38.27)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges              0.45%           1.60%            4.73%
    Highest contract charges                1.85%           1.52%            3.27%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges              0.45%           1.61%           14.94%
    Highest contract charges                1.85%           1.57%           13.34%
    Remaining contract charges                --              --               --
 2005  Lowest contract charges              0.45%           1.85%            4.03%
    Highest contract charges                1.85%           1.83%            2.59%
    Remaining contract charges                --              --               --
 2004  Lowest contract charges              0.45%           1.25%            9.90%
    Highest contract charges                1.85%           1.24%            8.37%
    Remaining contract charges                --              --               --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges         41,233     $0.867746         $35,780
    Highest contract charges          416,866      0.822370         342,818
    Remaining contract charges      2,446,360            --       2,094,518
 2007  Lowest contract charges         45,172      2.030997          91,744
    Highest contract charges          573,201      1.938389       1,111,086
    Remaining contract charges      3,135,399            --       6,297,045
 2006  Lowest contract charges         59,810      1.658052          99,169
    Highest contract charges          437,015      1.593560         696,408
    Remaining contract charges      2,104,997            --       3,458,085
 2005  Lowest contract charges          4,036      1.351706           5,456
    Highest contract charges           76,212      1.308254          99,705
    Remaining contract charges        690,021            --         926,202
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges         30,570      1.413568          43,213
    Highest contract charges          314,072      1.339698         420,761
    Remaining contract charges      2,093,691            --       2,920,200
 2007  Lowest contract charges         72,542      2.484107         180,203
    Highest contract charges          436,533      2.370871       1,034,963
    Remaining contract charges      3,231,070            --       7,938,534
 2006  Lowest contract charges         84,389      2.305259         194,538
    Highest contract charges          441,020      2.215621         977,132
    Remaining contract charges      2,844,036            --       6,496,973
 2005  Lowest contract charges          6,321      1.802954          11,397
    Highest contract charges          134,173      1.745011         234,133
    Remaining contract charges        539,958            --         965,236
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges         36,032      1.577423          56,838
    Highest contract charges        2,867,221      1.517501       4,351,011
    Remaining contract charges     20,455,910            --      31,977,034
 2007  Lowest contract charges         38,868      2.762977         107,390
    Highest contract charges        3,716,170      2.676742       9,947,228
    Remaining contract charges     24,868,677            --      68,228,784
 2006  Lowest contract charges         47,254      2.193374         103,645
    Highest contract charges        1,502,052      2.139837       3,214,147
    Remaining contract charges     10,525,603            --      22,968,961
 2005  Lowest contract charges          8,465      1.782718          15,090
    Highest contract charges        1,638,944      1.751406       2,870,457
    Remaining contract charges     11,603,831            --      20,621,769
 2004  Lowest contract charges        346,370      1.574604         545,395
    Highest contract charges        1,363,513      1.556525       2,122,342
    Remaining contract charges     11,382,055            --      17,894,022

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD INTERNATIONAL GROWTH
 HLS FUND
 2008  Lowest contract charges         1.16%             0.85%            (57.28)%
    Highest contract charges           1.86%             0.95%            (57.58)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             0.66%             22.49%
    Highest contract charges           1.84%             0.71%             21.64%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.19%             22.66%
    Highest contract charges           1.85%             1.57%             21.81%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            13.18%              3.04%
    Highest contract charges           1.82%             2.25%             13.62%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL SMALL
 COMPANY HLS FUND
 2008  Lowest contract charges         1.16%             1.06%            (43.10)%
    Highest contract charges           1.86%             1.15%            (43.49)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             1.57%              7.76%
    Highest contract charges           1.84%             1.62%              7.01%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%             1.93%             27.86%
    Highest contract charges           1.85%             2.84%             26.97%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.02%            23.34%              3.52%
    Highest contract charges           1.81%             8.14%             14.84%
    Remaining contract charges           --                --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2008  Lowest contract charges         1.15%             2.18%            (42.91)%
    Highest contract charges           1.86%             2.06%            (43.31)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             1.07%             25.97%
    Highest contract charges           1.84%             2.16%             25.09%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.00%             23.04%
    Highest contract charges           1.85%             2.65%             22.18%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.93%               --               2.63%
    Highest contract charges           1.84%               --              12.52%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.80%             16.62%
    Highest contract charges           1.85%             0.78%             15.92%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges         23,273     $8.798670        $204,771
    Highest contract charges          302,230      9.058181       2,737,651
    Remaining contract charges        997,342            --       8,682,038
 2007  Lowest contract charges         27,627     16.763168         463,116
    Highest contract charges          361,104     17.361833       6,269,430
    Remaining contract charges      1,315,332            --      21,836,746
 2006  Lowest contract charges         37,042     15.202514         563,128
    Highest contract charges          468,547     15.840177       7,421,883
    Remaining contract charges      1,602,379            --      24,149,671
 2005  Lowest contract charges         47,255     13.711371         647,929
    Highest contract charges          543,313     14.372461       7,808,751
    Remaining contract charges      1,954,382            --      26,592,239
 2004  Lowest contract charges         63,022     13.280205         836,950
    Highest contract charges          630,446     14.004268       8,828,929
    Remaining contract charges      2,296,130            --      30,290,052
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges        798,101      1.197239         955,517
    Highest contract charges          480,731     11.232023       5,399,584
    Remaining contract charges     18,921,991            --      37,876,600
 2007  Lowest contract charges      1,009,684      1.185768       1,197,251
    Highest contract charges          325,850     11.202888       3,650,461
    Remaining contract charges     15,370,679            --      30,702,902
 2006  Lowest contract charges      1,092,693      1.142958       1,248,902
    Highest contract charges          313,050     10.874287       3,404,219
    Remaining contract charges     13,505,829            --      26,927,025
 2005  Lowest contract charges      2,582,784      1.104241       2,852,016
    Highest contract charges          292,495     10.579718       3,094,514
    Remaining contract charges     16,289,058            --      31,190,901
 2004  Lowest contract charges        143,311     11.389829       1,632,284
    Highest contract charges          357,390     10.479149       3,745,143
    Remaining contract charges     18,480,485            --      33,997,028

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD MIDCAP GROWTH HLS FUND
 2008  Lowest contract charges         1.26%             0.30%            (47.51)%
    Highest contract charges           1.86%             0.32%            (47.83)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.45%             10.27%
    Highest contract charges           1.85%             0.43%              9.61%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%               --              10.88%
    Highest contract charges           1.85%               --              10.21%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             0.02%              3.25%
    Highest contract charges           1.85%             0.02%              2.63%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.13%             11.43%
    Highest contract charges           1.85%             0.13%             10.77%
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2008  Lowest contract charges         1.15%             2.19%              0.97%
    Highest contract charges           1.85%             2.04%              0.26%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             4.81%              3.75%
    Highest contract charges           1.85%             4.82%              3.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.16%             4.52%              3.51%
    Highest contract charges           1.85%             4.61%              2.78%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.58%             2.92%              0.19%
    Highest contract charges           1.85%             2.77%              0.96%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.91%             (0.31)%
    Highest contract charges           1.85%             0.92%             (0.91)%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 2008  Lowest contract charges         56,801    $16.950257        $962,796
    Highest contract charges          243,947     15.999814       3,903,101
    Remaining contract charges      1,095,434            --      18,370,675
 2007  Lowest contract charges         61,125     24.297105       1,485,149
    Highest contract charges          348,990     23.073087       8,052,270
    Remaining contract charges      1,450,503            --      34,903,694
 2006  Lowest contract charges         74,074     25.745504       1,907,082
    Highest contract charges          434,878     24.595728      10,696,137
    Remaining contract charges      1,838,611            --      46,927,087
 2005  Lowest contract charges         96,783     22.035155       2,132,627
    Highest contract charges          521,602     21.177752      11,046,352
    Remaining contract charges      2,341,951            --      51,210,638
 2004  Lowest contract charges         92,516     20.637831       1,909,325
    Highest contract charges          566,631     19.954140      11,306,639
    Remaining contract charges      2,867,862            --      58,792,597
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges          1,241     11.737397          14,570
    Highest contract charges          440,825      8.334477       3,674,044
    Remaining contract charges      1,978,506            --      34,679,493
 2007  Lowest contract charges          1,339     18.973926          25,404
    Highest contract charges          585,978     13.567898       7,950,488
    Remaining contract charges      2,443,074            --      69,371,872
 2006  Lowest contract charges          1,880     19.553470          36,770
    Highest contract charges          770,964     14.080588      10,855,629
    Remaining contract charges      3,091,989            --      90,595,968
 2005  Lowest contract charges            547     18.510379          10,129
    Highest contract charges          924,037     13.423119      12,403,463
    Remaining contract charges      3,825,399            --     106,009,189
 2004  Lowest contract charges        109,034     16.879488       1,840,445
    Highest contract charges        1,065,223     12.316263      13,119,567
    Remaining contract charges      4,533,263            --     115,703,768

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD SMALLCAP VALUE HLS
 FUND
 2008  Lowest contract charges         1.25%             1.25%            (30.24)%
    Highest contract charges           1.86%             1.12%            (30.66)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             1.16%             (5.63)%
    Highest contract charges           1.85%             1.14%             (6.19)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             1.21%             16.84%
    Highest contract charges           1.85%             1.26%             16.14%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.24%             1.52%              6.77%
    Highest contract charges           1.85%             1.45%              6.13%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.62%             12.57%
    Highest contract charges           1.85%             0.66%             11.90%
    Remaining contract charges           --                --                 --
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2008  Lowest contract charges         1.15%             0.44%            (38.14)%
    Highest contract charges           1.86%             0.42%            (38.57)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.14%             0.39%             (2.96)%
    Highest contract charges           1.85%             0.25%             (3.64)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             0.20%              5.64%
    Highest contract charges           1.85%             0.34%              4.90%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.99%               --              (0.61)%
    Highest contract charges           1.85%             0.37%              8.99%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%               --              14.00%
    Highest contract charges           1.85%               --              13.32%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges         95,316     $0.942674         $89,852
    Highest contract charges        1,687,744      0.909709       1,535,356
    Remaining contract charges      3,316,600            --       3,107,980
 2007  Lowest contract charges        153,870      1.678493         258,270
    Highest contract charges        2,113,712      1.629591       3,444,485
    Remaining contract charges      4,052,431            --       6,768,500
 2006  Lowest contract charges        215,806      1.604868         346,340
    Highest contract charges        2,790,926      1.567487       4,374,747
    Remaining contract charges      5,104,750            --       8,160,271
 2005  Lowest contract charges        204,258      1.417353         289,505
    Highest contract charges        3,232,412      1.392675       4,501,699
    Remaining contract charges      6,259,480            --       8,845,925
 2004  Lowest contract charges        263,890      1.309218         345,490
    Highest contract charges        3,759,017      1.294174       4,864,823
    Remaining contract charges      7,358,905            --       9,615,896
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges          3,886     13.957683          54,236
    Highest contract charges          471,199     12.797050       6,029,958
    Remaining contract charges      1,757,005            --      40,930,506
 2007  Lowest contract charges          3,026     14.210526          42,995
    Highest contract charges          643,612     13.120403       8,444,447
    Remaining contract charges      1,949,101            --      46,621,059
 2006  Lowest contract charges          2,123     13.771867          29,240
    Highest contract charges          803,255     12.804687      10,285,427
    Remaining contract charges      2,404,794            --      55,160,075
 2005  Lowest contract charges          1,233     13.393700          16,510
    Highest contract charges        1,005,339     12.540547      12,607,502
    Remaining contract charges      3,029,438            --      68,223,972
 2004  Lowest contract charges        351,862     13.352326       4,698,179
    Highest contract charges        1,278,741     12.579267      16,085,622
    Remaining contract charges      3,660,029            --      84,611,695
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges         31,444      0.963202          30,287
    Highest contract charges          229,187      0.912838         209,211
    Remaining contract charges      1,494,297            --       1,419,164
 2007  Lowest contract charges         48,725      1.477075          71,971
    Highest contract charges          294,228      1.409712         414,776
    Remaining contract charges      1,848,634            --       2,698,419
 2006  Lowest contract charges         55,849      1.371064          76,573
    Highest contract charges          337,596      1.317720         444,857
    Remaining contract charges      1,701,673            --       2,310,200
 2005  Lowest contract charges          7,623      1.133134           8,637
    Highest contract charges          120,423      1.101845         132,687
    Remaining contract charges        229,093            --         258,467

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2008  Lowest contract charges         1.26%             1.68%            (43.84)%
    Highest contract charges           1.86%             1.89%            (44.18)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.25%             0.83%              4.59%
    Highest contract charges           1.85%             0.91%              3.96%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.25%             1.52%             13.23%
    Highest contract charges           1.85%             1.28%             12.55%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.25%             1.82%              8.26%
    Highest contract charges           1.85%             1.83%              7.61%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             1.00%              2.88%
    Highest contract charges           1.85%             1.09%              2.26%
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2008  Lowest contract charges         1.15%             8.52%             (1.78)%
    Highest contract charges           1.85%             7.50%             (2.47)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             3.38%              3.19%
    Highest contract charges           1.85%             3.93%              2.47%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             3.80%              2.82%
    Highest contract charges           1.85%             3.49%              2.11%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.08%               --               0.31%
    Highest contract charges           1.85%             2.95%             (0.31)%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             3.43%              0.80%
    Highest contract charges           1.85%             3.50%              0.20%
    Remaining contract charges           --                --                 --
HARTFORD VALUE HLS FUND
 2008  Lowest contract charges         1.15%             1.36%            (34.79)%
    Highest contract charges           1.86%             1.74%            (35.25)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.14%             1.32%              7.73%
    Highest contract charges           1.84%             1.17%              6.98%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.14%             3.12%             20.43%
    Highest contract charges           1.85%             2.33%             19.59%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.21%             2.73%              4.60%
    Highest contract charges           1.82%             2.89%              4.29%
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges          5,196     $9.736017         $50,592
    Highest contract charges          343,938      9.724288       3,344,547
    Remaining contract charges      1,396,623            --      20,224,631
 2007  Lowest contract charges          3,878     16.709799          64,802
    Highest contract charges          459,617     16.807320       7,724,929
    Remaining contract charges      1,838,849            --      45,739,775
 2006  Lowest contract charges          4,014     18.038304          72,399
    Highest contract charges          556,035     18.271093      10,159,364
    Remaining contract charges      2,245,208            --      60,378,965
 2005  Lowest contract charges          3,874     15.330484          59,394
    Highest contract charges          683,996     15.637398      10,695,922
    Remaining contract charges      2,825,881            --      64,615,697
 2004  Lowest contract charges        118,230     14.327968       1,693,993
    Highest contract charges          720,037     14.705342      10,588,387
    Remaining contract charges      3,028,993            --      65,691,023
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges         41,255      1.070808          44,176
    Highest contract charges          385,686      1.032798         398,336
    Remaining contract charges      1,904,400            --       2,018,708
 2007  Lowest contract charges         58,049      1.520541          88,266
    Highest contract charges          466,265      1.476896         688,626
    Remaining contract charges      2,591,151            --       3,907,924
 2006  Lowest contract charges         63,117      1.438253          90,779
    Highest contract charges          388,928      1.406773         547,135
    Remaining contract charges      1,970,977            --       2,816,797
 2005  Lowest contract charges         33,526      1.204430          40,380
    Highest contract charges          157,989      1.186340         187,429
    Remaining contract charges        404,601            --         485,224
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2008  Lowest contract charges         15,291      9.355467         143,050
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         26,521     19.238770         510,223
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         31,649     13.922547         440,633
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         21,784     10.269692         223,713
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2008  Lowest contract charges         1.15%             2.12%            (41.74)%
    Highest contract charges           1.86%             1.87%            (42.14)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             1.21%             (7.37)%
    Highest contract charges           1.85%             1.09%             (8.01)%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             1.22%             17.66%
    Highest contract charges           1.85%             1.22%             16.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            15.34%              0.82%
    Highest contract charges           1.85%             1.41%              6.34%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.25%             0.30%             17.40%
    Highest contract charges           1.85%             0.31%             16.70%
    Remaining contract charges           --                --                 --
HARTFORD EQUITY INCOME HLS FUND
 2008  Lowest contract charges         1.15%             2.57%            (29.58)%
    Highest contract charges           1.86%             2.99%            (30.07)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.15%             2.11%              5.72%
    Highest contract charges           1.84%             2.19%              4.99%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.15%             2.73%             19.41%
    Highest contract charges           1.85%             3.10%             18.58%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.06%            35.67%             (0.47)%
    Highest contract charges           1.83%             6.62%              2.12%
    Remaining contract charges           --                --                 --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2008  Lowest contract charges         0.45%             2.37%            (51.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             1.28%             38.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.55%             35.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.39%               --               1.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO
 2008  Lowest contract charges         49,335     $8.229019        $405,977
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         58,425     14.010498         818,561
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2008  Lowest contract charges         32,950     16.897448         556,775
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         41,368     23.779083         983,696
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         51,890     21.354693       1,108,105
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         60,653     20.383928       1,236,354
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         79,805     18.933125       1,510,965
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
AIM V.I. TECHNOLOGY FUND
 2008  Lowest contract charges         72,433      8.018763         580,820
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        105,891     14.514379       1,536,935
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         94,759     13.537016       1,282,748
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        172,980     12.308106       2,129,056
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        230,414     12.100547       2,788,135
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
ING GLOBAL RESOURCES PORTFOLIO
 2008  Lowest contract charges         0.45%             1.88%            (41.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.43%             0.01%             40.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2008  Lowest contract charges         0.45%               --             (28.94)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%               --              11.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               4.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               7.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AIM V.I. TECHNOLOGY FUND
 2008  Lowest contract charges         0.45%               --             (44.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%               --               7.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               9.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               1.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --               4.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) GROWTH SERIES
 2008  Lowest contract charges         27,936    $14.473275        $404,321
    Highest contract charges          172,064      7.976142       1,372,410
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         31,520     23.230936         732,247
    Highest contract charges          205,859     12.924971       2,660,709
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         41,337     19.258223         796,080
    Highest contract charges          271,234     10.816904       2,933,906
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         56,047     17.929840       1,004,903
    Highest contract charges          398,371     10.166947       4,050,217
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         68,736     16.494872       1,133,790
    Highest contract charges          537,677      9.442504       5,077,019
    Remaining contract charges             --            --              --
MFS(R) HIGH INCOME SERIES
 2008  Lowest contract charges         15,377     12.886122         198,152
    Highest contract charges           91,491      9.056071         828,547
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         18,700     18.101609         338,509
    Highest contract charges          129,752     12.842975       1,666,393
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         22,538     17.867204         402,696
    Highest contract charges          155,771     12.797666       1,993,508
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         71,105     16.261032       1,156,235
    Highest contract charges          232,168     11.758362       2,729,921
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         61,696     15.989376         986,482
    Highest contract charges          341,629     11.672287       3,987,591
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS(R) GROWTH SERIES
 2008  Lowest contract charges         0.45%             0.22%            (37.70)%
    Highest contract charges           1.40%               --             (38.29)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%               --              20.63%
    Highest contract charges           1.40%               --              19.49%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               7.41%
    Highest contract charges           1.40%               --               6.39%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               8.70%
    Highest contract charges           1.40%               --               7.67%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              12.45%
    Highest contract charges           1.40%               --              11.39%
    Remaining contract charges           --                --                 --
MFS(R) HIGH INCOME SERIES
 2008  Lowest contract charges         0.45%             9.52%            (28.81)%
    Highest contract charges           1.40%             9.11%            (29.49)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             6.79%              1.31%
    Highest contract charges           1.40%             7.13%              0.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             8.15%              9.88%
    Highest contract charges           1.40%             8.57%              8.84%
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.10%              1.70%
    Highest contract charges           1.40%             6.97%              0.74%
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.73%              8.66%
    Highest contract charges           1.40%             4.90%              7.63%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2008  Lowest contract charges         18,224    $14.402608        $262,470
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         15,228     16.447182         250,460
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         22,776     15.933761         362,910
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         18,306     15.004669         274,682
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         18,132     14.793340         268,229
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2008  Lowest contract charges         21,142     12.820175         271,040
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         25,002     14.875593         371,914
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         38,067     14.262173         542,915
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         61,926     13.748814         851,409
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         61,241     13.614332         833,754
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
MFS(R) STRATEGIC INCOME SERIES
 2008  Lowest contract charges         0.45%             6.39%            (12.43)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             4.86%              3.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             4.67%              6.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             5.81%              1.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             4.33%              7.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
NEUBERGER BERMAN AMT SHORT
 DURATION BOND PORTFOLIO
 2008  Lowest contract charges         0.45%             4.77%            (13.82)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             2.63%              4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             2.68%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             2.89%              0.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             3.33%              0.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2008  Lowest contract charges         74,666    $10.935177        $816,481
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         68,815     23.073442       1,587,805
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        107,585     21.198371       2,280,631
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        120,703     18.971704       2,289,939
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,208     16.144003       1,892,213
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER FUND VCT PORTFOLIO
 2008  Lowest contract charges         44,933      8.632715         387,893
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         62,926     13.192397         830,140
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         78,178     12.622213         986,776
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        104,909     10.871085       1,140,479
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        117,566     10.285190       1,209,192
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2008  Lowest contract charges         0.45%             0.60%            (52.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             0.64%              8.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.68%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             0.97%             17.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.01%             18.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER FUND VCT PORTFOLIO
 2008  Lowest contract charges         0.45%             1.78%            (34.56)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             1.20%              4.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             1.32%             16.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             1.34%              5.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.04%               --               2.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
DWS INTERNATIONAL VIP PORTFOLIO
 2008  Lowest contract charges         78,552    $12.707678        $998,212
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         85,382     24.884796       2,124,721
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         99,306     22.022791       2,187,011
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        126,175     17.737135       2,237,985
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        149,687     15.483857       2,317,726
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2008  Lowest contract charges         55,434     13.102911         726,348
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         61,928     20.403279       1,263,530
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        163,698     21.317943       3,489,714
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        196,463     20.279087       3,984,080
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        279,244     19.093796       5,331,834
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
DWS INTERNATIONAL VIP PORTFOLIO
 2008  Lowest contract charges         1.41%             1.39%            (48.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             2.47%             13.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.89%             24.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.61%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.32%             14.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2008  Lowest contract charges         0.45%               --             (35.78)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%               --              (4.29)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --               5.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%               --               6.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%               --              21.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2008  Lowest contract charges         22,296    $18.476518        $411,951
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         18,699     17.913669         334,965
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges          8,312     16.401695         136,326
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         16,043     15.472974         248,235
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         17,459     16.028761         279,840
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2008  Lowest contract charges         30,656     20.074644         615,397
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         43,561     37.429332       1,630,475
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         42,494     25.865846       1,099,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         58,788     20.870747       1,226,947
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         23,066     13.822619         318,838
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2008  Lowest contract charges         0.45%             7.28%              3.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             6.04%              9.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             9.98%              6.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.45%             7.83%             (3.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             8.56%              8.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2008  Lowest contract charges         0.45%             0.31%            (46.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%             0.11%             44.71%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%             0.06%             23.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%             0.14%             50.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         0.45%             0.39%             23.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges        175,992     $9.065403      $1,595,432
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        234,549     12.969137       3,041,891
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        326,013     12.223451       3,985,008
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        423,871     11.053892       4,685,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        574,132     10.677256       6,130,153
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges        327,645     18.564273       6,082,489
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        448,291     18.388348       8,243,330
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        541,738     17.560060       9,512,955
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        764,975     17.147111      13,117,103
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        933,668     17.060360      15,928,709
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2008  Lowest contract charges         1.41%             2.37%            (30.10)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             2.16%              6.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             2.26%             10.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             2.01%              3.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             2.02%              7.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT TOTAL
 RETURN BOND FUND
 2008  Lowest contract charges         1.40%             4.77%              0.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             4.57%              4.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             4.36%              2.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             3.68%              0.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             3.30%              2.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges        902,484    $13.349160     $12,047,404
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges      1,091,542     21.308769      23,259,413
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges      1,371,299     21.020751      28,825,735
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges      1,852,216     17.981333      33,305,302
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      2,455,228     17.304616      42,486,775
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges         49,520      7.415154         367,201
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         62,254     11.571642         720,377
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         81,403     11.874027         966,581
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        100,313      9.860440         989,132
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        100,484      9.698295         974,522
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT EQUITY
 INCOME FUND
 2008  Lowest contract charges         1.41%             1.90%            (37.35)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             1.48%              1.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.51%             16.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.40%              3.91%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.49%              9.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT C&B
 LARGE CAP VALUE FUND
 2008  Lowest contract charges         1.41%             1.50%            (35.92)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             1.01%             (2.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.40%             20.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.78%              1.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             1.58%              9.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges         15,638     $4.694905         $73,418
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         17,345      7.866835         136,447
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         26,810      7.797779         209,056
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         47,358      6.838191         323,845
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         55,582      7.093477         394,271
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         13,616      6.269214          85,360
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         18,129     11.234586         203,672
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         13,175     10.112017         133,226
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         15,652      8.488320         132,855
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges         21,964      7.847984         172,371
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY CORE FUND
 2008  Lowest contract charges         1.41%             1.09%            (40.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%               --               0.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.41%             0.56%             14.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.52%             (3.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               6.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL CORE FUND
 2008  Lowest contract charges         1.39%             1.98%            (44.20)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%             0.01%             11.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%             1.57%             19.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             1.75%              8.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%             0.26%              8.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

VARIABLE ACCOUNT D

UNION SECURITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                   UNIT         CONTRACT
SUB-ACCOUNT                         UNITS      FAIR VALUE #  OWNERS' EQUITY
---------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges        359,396    $11.527997      $4,143,112
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        429,025     19.162188       8,221,062
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        565,778     18.057684      10,216,652
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        857,865     17.892274      15,349,159
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges      1,180,870     17.166094      20,270,917
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges        145,310     10.151582       1,475,129
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges        185,191     17.574798       3,254,692
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges        251,528     15.659658       3,938,846
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges        316,648     12.936868       4,096,428
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2004  Lowest contract charges        437,935            --              --
    Highest contract charges               --     12.348369       5,407,787
    Remaining contract charges             --            --              --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges         22,151     15.641520         346,481
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2007  Lowest contract charges         38,155     28.236983       1,077,392
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2006  Lowest contract charges         31,213     23.187850         723,771
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --
 2005  Lowest contract charges         33,735     20.317107         685,394
    Highest contract charges               --            --              --
    Remaining contract charges             --            --              --

                                                     INVESTMENT
                                     EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                          RATIO*           RATIO**           RETURN***
-------------------------------  ----------------------------------------------------
WELLS FARGO ADVANTAGE VT LARGE
 COMPANY GROWTH FUND
 2008  Lowest contract charges         1.41%             0.27%            (39.84)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%               --               6.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%               --               0.92%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%             0.18%              4.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges         1.40%               --               1.82%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT SMALL
 CAP GROWTH FUND
 2008  Lowest contract charges         1.41%               --             (42.24)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         1.40%               --              12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         1.40%               --              21.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         1.40%               --               4.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2004  Lowest contract charges           --                --                 --
    Highest contract charges           1.40%               --              12.19%
    Remaining contract charges           --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2008  Lowest contract charges         0.45%               --             (44.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges         0.45%               --              21.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges         0.45%               --              14.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2005  Lowest contract charges         0.44%               --              20.94%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

* This represents the annualized contract expenses of the Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.40% of the contract's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.00% to 0.15% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Enhanced Death Benefit charge of 0.45%, and Guaranteed Payout Plan charge of 0.35%.

    These charges are a reduction of unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee ranging from $30 to $35 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

UNION SECURITY INSURANCE COMPANY

2008 ANNUAL REPORT

For the fiscal year ended December 31, 2008 with Report of Independent Registered Public Accounting Firm

                        UNION SECURITY INSURANCE COMPANY
                       CONSOLIDATED FINANCIAL STATEMENTS
                               DECEMBER 31, 2008

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-2
Consolidated Balance Sheets                                                  F-3
Consolidated Statements of Operations                                        F-4
Consolidated Statements of Changes in Shareholder's Equity                   F-5
Consolidated Statements of Cash Flows                                        F-6
Notes to Consolidated Financial Statements                                   F-7

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Insurance Company, an indirect wholly-owned subsidiary of Assurant, Inc., and its subsidiaries (the Company) at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These consolidated financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York
February 27, 2009

                        UNION SECURITY INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                         AT DECEMBER 31, 2008, AND 2007

                                                    DECEMBER 31,                  DECEMBER 31,
                                                        2008                          2007
                                                             (IN THOUSANDS EXCEPT PER
                                                             SHARE AND SHARE AMOUNTS)
----------------------------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities available for sale, at
  fair value (amortized cost --
  $2,375,702 in 2008 and $2,611,076 in
  2007)                                                $2,172,990                    $2,654,969
 Equity securities available for sale,
  at fair value (cost -- $213,947 in
  2008 and $303,785 in 2007)                              171,327                       268,672
 Commercial mortgage loans on real
  estate at amortized cost                                838,254                       822,184
 Policy loans                                              14,422                        12,346
 Short-term investments                                   159,847                        44,092
 Collateral held under securities
  lending                                                 113,191                       240,049
 Other investments                                         82,628                        74,781
                                                    -------------                 -------------
                       TOTAL INVESTMENTS                3,552,659                     4,117,093
                                                    -------------                 -------------
 Cash and cash equivalents                                 17,171                        32,832
 Premiums and accounts receivable, net                     71,534                       106,229
 Reinsurance recoverables                               1,359,251                     1,307,646
 Due from affiliates                                          316                         6,381
 Accrued investment income                                 40,610                        42,352
 Deferred acquisition costs                                43,020                        50,575
 Deferred income taxes, net                               179,413                        60,624
 Goodwill                                                 156,817                       156,817
 Value of business acquired                                21,461                        22,816
 Other assets                                              32,893                        36,676
 Assets held in separate accounts                       1,557,313                     2,867,617
                                                    -------------                 -------------
                            TOTAL ASSETS               $7,032,458                    $8,807,658
                                                    -------------                 -------------
LIABILITIES
 Future policy benefits and expenses                   $2,687,488                    $2,675,363
 Unearned premiums                                         35,962                        40,147
 Claims and benefits payable                            1,778,563                     1,840,353
 Commissions payable                                       14,998                        15,507
 Reinsurance balances payable                                  --                         2,706
 Deferred gains on disposal of
  businesses                                              113,927                       134,607
 Obligations under securities lending                     124,063                       240,049
 Accounts payable and other liabilities                   188,053                       208,809
 Income taxes payable                                       2,331                         1,459
 Liabilities related to separate
  accounts                                              1,557,313                     2,867,617
                                                    -------------                 -------------
                       TOTAL LIABILITIES                6,502,698                     8,026,617
                                                    -------------                 -------------
COMMITMENTS AND CONTINGENCIES (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $5 per share,
  1,000,000 Shares authorized, issued,
  and outstanding                                           5,000                         5,000
 Additional paid-in capital                               460,635                       545,635
 Retained earnings                                        229,837                       224,710
 Accumulated other comprehensive (loss)
  income                                                 (165,712)                        5,696
                                                    -------------                 -------------
              TOTAL STOCKHOLDER'S EQUITY                  529,760                       781,041
                                                    -------------                 -------------
     TOTAL LIABILITIES AND STOCKHOLDER'S
                                  EQUITY               $7,032,458                    $8,807,658
                                                    -------------                 -------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                           YEARS ENDED DECEMBER 31,
                                  2008               2007               2006
                                                (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums and
  other considerations          $1,173,790         $1,259,930         $1,366,820
 Net investment income             238,451            286,235            286,974
 Net realized (losses) gains
  on investments                  (135,696)           (28,219)             8,490
 Amortization of deferred
  gains on disposal of
  businesses                        20,680             23,548             14,929
 Fees and other income              11,449             16,395             73,183
                              ------------       ------------       ------------
              TOTAL REVENUES     1,308,674          1,557,889          1,750,396
                              ------------       ------------       ------------
BENEFITS, LOSSES AND
 EXPENSES
 Policyholder benefits             889,498            934,609          1,023,627
 Amortization of deferred
  acquisition costs and
  value of business acquired        46,678             43,575             47,972
 Underwriting, general and
  administrative expenses          353,774            383,106            425,589
                              ------------       ------------       ------------
  TOTAL BENEFITS, LOSSES AND
                    EXPENSES     1,289,950          1,361,290          1,497,188
                              ------------       ------------       ------------
 Income before provision for
  income taxes                      18,724            196,599            253,208
 Provision for income taxes         10,867             57,121            106,576
                              ------------       ------------       ------------
                  NET INCOME        $7,857           $139,478           $146,632
                              ------------       ------------       ------------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                                      ACCUMULATED
                                                                                         OTHER
                                                                                     COMPREHENSIVE
                                    COMMON          ADDITIONAL                       INCOME (LOSS)
                                    STOCK            PAID-IN        RETAINED
                                                     CAPITAL        EARNINGS                                 TOTAL
                                                                   (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2006            $5,000           $542,472        $334,928            $119,529          $1,001,929
Dividends                               --                 --        (210,000)                 --            (210,000)
Transfer of Canadian
 operations                             --              5,824          14,790             (18,956)              1,658
Capital contribution                    --                 10              --                  --                  10
Other                                   --             (2,671)             --                  --              (2,671)
Comprehensive income:
 Net income                             --                 --         146,632                  --             146,632
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net of
  taxes                                 --                 --              --             (38,445)            (38,445)
 Net change in foreign
  currency translation, net of
  taxes                                 --                 --              --                 151                 151
                                                                                                           ----------
Total other comprehensive loss                                                                                (38,294)
                                                                                                           ----------
 Total comprehensive income                                                                                   108,338
                                    ------          ---------       ---------          ----------          ----------
    BALANCE, DECEMBER 31, 2006       5,000            545,635         286,350              62,279             899,264
                                    ------          ---------       ---------          ----------          ----------
Dividends                               --                 --        (197,000)                 --            (197,000)
Cumulative effect of change in
 accounting principle                   --                 --          (4,118)                 --              (4,118)
Comprehensive income:
 Net income                             --                 --         139,478                  --             139,478
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net of
  taxes                                 --                 --              --             (56,642)            (56,642)
 Net change in foreign
  currency translation, net of
  taxes                                 --                 --              --                  59                  59
                                                                                                           ----------
Total other comprehensive loss                                                                                (56,583)
                                                                                                           ----------
 Total comprehensive income                                                                                    82,895
                                    ------          ---------       ---------          ----------          ----------
    BALANCE, DECEMBER 31, 2007       5,000            545,635         224,710               5,696             781,041
                                    ------          ---------       ---------          ----------          ----------
Return of capital (Note 7)              --           (100,000)             --                  --            (100,000)
Capital contribution                    --             15,000              --                  --              15,000
Cumulative effect of change in
 accounting principle (Note 2)          --                 --          (2,730)                 --              (2,730)
Comprehensive loss:
 Net income                             --                 --           7,857                  --               7,857
Other comprehensive loss:
 Net change in unrealized
  gains on securities, net of
  taxes                                 --                 --              --            (171,408)           (171,408)
                                                                                                           ----------
Total other comprehensive loss                                                                               (171,408)
                                                                                                           ----------
 Total comprehensive loss                                                                                    (163,551)
                                    ------          ---------       ---------          ----------          ----------
    BALANCE, DECEMBER 31, 2008      $5,000           $460,635        $229,837           $(165,712)           $529,760
                                    ------          ---------       ---------          ----------          ----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

                        UNION SECURITY INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                                                         YEARS ENDED DECEMBER 31,
                                                                 2008              2007              2006
                                                                              (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                                                        $7,857          $139,478          $146,632
 Adjustments to reconcile net income to net cash provided by operating activities:
 Change in reinsurance recoverables                               (51,605)           (8,648)          (42,590)
 Change in premiums and accounts receivable                        40,739            (2,976)          (25,271)
 Depreciation and amortization                                      1,173             2,124             1,519
 Change in deferred acquisition costs and value of business
  acquired                                                          8,910            10,512            18,501
 Change in accrued investment income                                1,742             3,980              (476)
 Change in insurance policy reserves and expenses                 (53,850)          (73,896)          (18,203)
 Change in accounts payable and other liabilities                 (20,638)          (13,212)             (339)
 Change in commissions payable                                       (509)             (681)           (3,393)
 Change in reinsurance balances payable                            (2,706)             (437)           (7,386)
 Change in funds held under reinsurance                              (118)               11                11
 Amortization of deferred gains on disposal of businesses         (20,680)          (23,548)          (14,929)
 Change in income taxes                                           (22,869)          (47,888)           66,750
 Net realized losses (gains) on investments                       135,696            28,219            (8,490)
 Other                                                                (84)              302             8,919
                                                              -----------       -----------       -----------
                   NET CASH PROVIDED BY OPERATING ACTIVITIES       23,058            13,340           121,255
                                                              -----------       -----------       -----------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturities available for sale                              451,988           382,557           670,674
 Equity securities available for sale                              96,375           116,117           153,615
 Property and equipment                                                25                --                26
 Maturities, prepayments, and scheduled redemption of:
 Fixed maturities available for sale                               76,593           208,303           158,376
 Purchase of:
 Fixed maturities available for sale                             (357,887)         (394,138)         (702,666)
 Equity securities available for sale                             (74,181)         (116,049)         (198,150)
 Property and equipment                                                --               (25)               --
 Change in other investments                                       (7,847)           12,542           (26,299)
 Change in commercial mortgage loans on real estate               (16,070)          (72,213)           (8,312)
 Change in short-term investments                                (115,755)            4,049            31,206
 Change in collateral held under securities lending               111,102           (63,112)          207,204
 Change in policy loans                                            (2,076)              116               562
                                                              -----------       -----------       -----------
                   NET CASH PROVIDED BY INVESTING ACTIVITIES      162,267            78,147           286,236
                                                              -----------       -----------       -----------
FINANCING ACTIVITIES
 Net cash received from transfer of Canadian operations                --                --            65,894
 Dividends paid                                                        --          (197,000)         (210,000)
 Change in obligation under securities lending                   (115,986)           63,112          (207,204)
 Return of capital                                               (100,000)               --                --
 Contributed capital                                               15,000                --                10
                                                              -----------       -----------       -----------
                       NET CASH USED IN FINANCING ACTIVITIES     (200,986)         (133,888)         (351,300)
                                                              -----------       -----------       -----------
 Change in cash and cash equivalents                              (15,661)          (42,401)           56,191
 Cash and cash equivalents at beginning of year                    32,832            75,233            19,042
                                                              -----------       -----------       -----------
 Cash and cash equivalents at end of year                         $17,171           $32,832           $75,233
                                                              -----------       -----------       -----------
Supplemental information:
 Income taxes paid, net of refunds                                $33,270          $104,754           $39,446
Supplemental schedule of non-cash investing activities:
 Non-cash activities:
 Foreign currency translation                                        $ --               $59              $151

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008, 2007 AND 2006
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Insurance Company (the "Company") is a provider of life and health insurance products, including group disability insurance, group dental insurance, group life insurance, small employer group health insurance and preneed. The Company is an indirect wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ. The Company distributes its products in the District of Columbia and in all states except New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and all of its wholly-owned subsidiaries. All significant inter-company transactions and balances are eliminated in consolidation.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The items on the Company's consolidated balance sheet affected by the use of estimates include, but are not limited to, investments, premiums and accounts receivable, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes and associated valuation allowances, goodwill, valuation of business acquired ("VOBA"), future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE (LOSS) INCOME

Comprehensive (loss) income is comprised of net income, net unrealized gains and losses on foreign currency translation and net unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2008 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, services have been rendered, the price is fixed or determinable and collectibility is reasonably assured.

FOREIGN CURRENCY TRANSLATION

For those foreign affiliates where the local currency is the functional currency, unrealized foreign currency translation gains and losses net of deferred income taxes have been reflected in "accumulated other comprehensive
(loss) income."

FAIR VALUE

The Company uses an exit price for its fair value measurements. An exit price is defined as the amount received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In measuring fair value, the Company gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale, as defined in Statement of Financial Accounting Standards ("FAS") No. 115, Accounting for Certain Investments in Debt and Equity Securities ("FAS 115"), and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive (loss) income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized (losses) gains on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

The collateral held under securities lending and the obligation under securities lending are reported at fair value.

Other investments consist primarily of investments in joint ventures and partnerships. The joint ventures and partnerships are valued according to the equity method of accounting.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities whose market price is equal to 80% or less of their original purchase price or which had a discrete credit event resulting in the debtor defaulting or seeking bankruptcy protection are added to a potential write-down list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the write-down reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments and are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The interest method is used to recognize interest income on commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank provided the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been recognized but the cash has not been collected. The Company maintains allowances for doubtful accounts for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the consolidated balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations.

Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in-force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recognized for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. A valuation allowance is established for deferred tax assets when it is more likely than not that an amount will not be realized.

The Company classifies net interest expense related to income tax matters and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, premium taxes and certain direct marketing expenses.

Premium deficiency testing is performed annually and generally reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the consolidated statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

Long Duration Contracts

Acquisition costs for preneed life insurance policies and life insurance policies (no longer offered) are deferred and amortized in proportion to anticipated premiums over the premium-paying period. These acquisition costs consist primarily of first year commissions paid to agents and sales and policy issue costs.

Acquisition costs relating to worksite group life and disability consist primarily of first year commissions to brokers and one-time policy transfer fees and costs of issuing new certificates. These acquisition costs are front-end loaded, thus they are deferred and amortized over the estimated terms of the underlying contracts.

For preneed investment type annuities and universal life and investment-type annuities (no longer offered), DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges over the estimated life of the policy or contract. The assumptions used for the estimates are consistent with those used in computing the policy or contract liabilities.

Acquisition costs on Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

Short Duration Contracts

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

Acquisition costs on small group medical contracts consist primarily of commissions to agents and brokers and compensation to representatives. These contracts are considered short duration because the terms of the contract are not fixed at issue and they are not guaranteed renewable. As a result, these costs are not deferred, but rather they are recorded in the consolidated statement of operations in the period in which they are incurred.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 39.5 years for buildings, a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair value of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather is tested at least annually for impairment. We review our goodwill annually in the fourth quarter for impairment, or more frequently if indicators of impairment exist. We regularly assess whether any indicators of impairment exist. Such indicators include, but are not limited to: a significant decline in our expected future cash flows due to changes in company-specific factors or the broader business climate. The evaluation of such factors requires considerable management judgment.

The goodwill impairment test has two steps. The Company first compares its fair value with its net book value. If the fair value exceeds its net book value, goodwill is deemed not to be impaired, and no further testing is necessary. If the net book value exceeds its fair value, we would perform a second test to measure the amount of impairment if any. To determine the amount of any impairment, we would determine the implied fair value of goodwill in the same manner as if the Company were being acquired in a business combination. Specifically, we would determine the fair value of all of the assets and liabilities of the Company, including any unrecognized intangible assets, in a hypothetical calculation that would yield the implied fair value of goodwill. If the implied fair value of goodwill were less than the recorded goodwill, we would record an impairment charge for the difference.

In the fourth quarters of 2008 and 2007, we conducted our annual assessments of goodwill. Based on the results of the assessment, the Company concluded that its fair value exceeded net book value and therefore goodwill was not impaired.

VALUE OF BUSINESSES ACQUIRED

VOBA is the identifiable intangible asset representing the value of the insurance businesses acquired. The amount is determined using best estimates for mortality, lapse, maintenance expenses and investment returns at date of purchase. The amount determined represents the purchase price paid to the seller for producing the business. Similar to the amortization of DAC, the amortization of VOBA is over the premium payment period for traditional life insurance policies and a small block of limited payment policies. For the remaining limited payment policies, preneed life insurance policies, all universal life policies and annuities, the amortization of VOBA is over the expected lifetime of the policies.

VOBA is tested for recoverability annually. If it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses or loss expenses, then an expense is reported in current earnings. Based on 2008 and 2007 testing, future policy premiums and investment income or gross profits were deemed adequate to cover related losses or loss expenses.

OTHER ASSETS

Other assets primarily include prepaid items and intangible assets. Intangible assets that have finite lives, including but not limited to, customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to annual impairment tests. Impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset. There were no impairments of finite-lived or indefinite-lived intangible assets in either 2008 or 2007.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policy-holders, are excluded from the amounts reported in the accompanying consolidated statements of operations because the accounts are administered by the reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933, as amended. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established in accordance with GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the consolidated statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts include preneed life insurance policies and annuity contracts, traditional life insurance contracts (no longer offered) and FFG and LTC contracts disposed. Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for preneed investment-type annuities, universal life insurance policies and investment-type annuity contracts (no longer offered), and the variable life insurance and investment-type annuity contracts in FFG consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Future policy benefits and expense reserves for preneed life insurance contracts are reported at the present value of future benefits to policyholders and related expenses less the present value of future net premiums. Reserve assumptions are selected using best estimates for expected investment yield, inflation, mortality and withdrawal rates. These assumptions reflect current trends, are based on Company experience and include provision for possible unfavorable deviation. An unearned revenue reserve is also recorded for these contracts which represents the balance of the excess of gross premiums over net premiums that is still to be recognized in future years' income in a constant relationship to insurance in force.

For worksite group disability, which typically has high front-end costs and is expected to remain in-force for an extended period of time, the case reserves and incurred but not reported ("IBNR") reserves are recorded at an amount equal to the net present value of the expected future claims payments. Worksite group disability reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts include group term life contracts, group disability contracts, medical contracts, dental contracts and credit life and disability contracts. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) IBNR reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case reserves and the IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long-term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded a deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Currently, the Company's long duration contracts being sold are worksite group disability and life insurance. Revenues are recognized when earned on the worksite group disability and life insurance.

For life insurance policies previously sold by the preneed business but no longer offered, revenues are recognized when due from policyholders.

For universal life insurance contracts and investment-type annuity contracts previously sold by the preneed business but no longer offered, revenues consist of charges assessed against policy balances.

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, medical, dental, and credit life and disability.

FEE AND OTHER INCOME

The Company derives fee and other income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, salaries and personnel benefits and other general operating expenses.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows FAS No. 5, ACCOUNTING FOR CONTINGENCIES("FAS 5"). This requires the Company to evaluate each contingent matter separately. A contingency loss is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2008, the Company adopted FAS No. 157, FAIR VALUE MEASUREMENTS ("FAS 157") which defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is applied prospectively for financial assets and liabilities measured on a recurring basis as of January 1, 2008 except for certain financial assets that were measured at fair value using a transaction price. For these financial instruments, which the Company has, FAS 157 requires limited retrospective adoption and thus the difference between the fair values using a transaction price and the fair values using an exit price of the relevant financial instruments will be shown as a cumulative effect adjustment to January 1, 2008 retained earnings. At adoption, the Company recognized a $4,200 decrease to other assets, and a corresponding decrease of $2,730 (after-tax) to retained earnings. Effective September 30, 2008, the Company adopted Financial Statement of Position ("FSP") FAS 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE("FSP FAS 157-3"). FSP FAS 157-3 clarifies the application of FAS 157 regarding the pricing of securities in an inactive market. The adoption of

FSP FAS 157-3 did not have a material impact on the Company's financial position or results of operations. See Note 4 for further information regarding FAS 157.

On January 1, 2008, the Company adopted FAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 provides a choice to measure many financial instruments and certain other items at fair value on specified election dates and requires disclosures about the election of the fair value option. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. The Company has chosen not to elect the fair value option for any financial or non-financial instruments as of the adoption date, thus the adoption of FAS 159 did not have an impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted Statement of Position No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. Prior to the adoption of the SOP 05-1, certain internal replacements were accounted for as continuations of the replaced contract Therefore, the accounting policy for certain internal replacements has changed as a result of the adoption of this SOP. At adoption, the Company recognized a $6,335 decrease to deferred acquisition costs, which was accounted for as a $4,118 (after-tax) reduction to the January 1, 2007 balance of retained earnings.

On January 1, 2007, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("FAS 155"). This statement resolves issues addressed in FAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. FAS 155
(a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of FAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. FAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the statement of operations impact of the changes in fair value of those instruments. The adoption of FAS 155 did not have a material impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted the provisions of Financial Accounting Statements Board ("FASB") Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). There was no impact as a result of adoption on the Company's January 1, 2007 retained earnings. See Note 5 for further information regarding the adoption of FIN 48.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In December 2007, the Financial Accounting Standards Board ("FASB") issued FAS No. 141R, BUSINESS COMBINATIONS ("FAS 141R"). FAS 141R replaces FAS No. 141, BUSINESS COMBINATIONS ("FAS 141"). FAS 141R retains the fundamental requirements in FAS 141 that the acquisition method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. FAS 141R expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. FAS 141R broadens the fair value measurement and recognition of assets acquired, liabilities assumed, and interests transferred as a result of business combinations. FAS 141R also increases the disclosure requirements for business combinations in the financial statements. FAS 141R is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 141R on January 1, 2009. The adoption of FAS 141R will not have an impact on the Company's financial position or results of operations. However, any business combinations entered into beginning in 2009 may significantly impact our financial position and results of operations compared with how it would have been recorded under FAS 141. Earnings volatility could result, depending on the terms of acquisition.

In December 2007, the FASB issued FAS No. 160, NON-CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ARB NO. 51 ("FAS 160"). FAS 160 requires that a non-controlling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the non-controlling interest be presented in the statement of operations. FAS 160 also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any non-controlling equity investment retained in a deconsolidation. FAS 160 is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 160 on January 1, 2009. The adoption of FAS 160 will not have an impact on the Company's financial position or results of operations.

In February 2008, the FASB issued FSP FAS 157-2, EFFECTIVE DATE OF FAS 157 ("FSP FAS 157-2"). FSP FAS 157-2 deferred the effective date of FAS 157 for all non-financial assets and non-financial liabilities measured at fair value on a non-recurring basis to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years, which for the Company is January 1, 2009. The Company will apply the requirements of FAS 157 to its non-financial assets measured at fair value on a non-recurring basis which include goodwill and intangible assets. The Company does not currently have any non-financial liabilities which are required to be measured at fair value on a non-recurring basis. In a business combination, the Company would initially measure at fair value the non-financial assets and liabilities of the acquired company. The requirements of FAS 157 include using an exit price based on an orderly transaction between market participants at the measurement date assuming the highest and best use of the asset by market participants. The Company will use a market, income or cost approach valuation technique to perform the valuations. Since the Company performs its scheduled impairment analyses of goodwill and indefinite-lived intangible assets in the fourth quarter of each year, the adoption of FAS 157 for all non-financial assets and liabilities measured at fair value on a non-recurring basis will not have an impact on the Company's financial position or results of operations upon adoption. However, there may be an impact on the Company's financial position and results of operations when the Company performs its impairment analyses of goodwill and indefinite-lived intangible assets due to the difference in fair value methodology required under FAS 157.

3. INVESTMENTS

The following table shows the amortized cost, gross unrealized gains and losses and fair value of our fixed maturity and equity securities at December 31, 2008.

                                                                COST OR            GROSS            GROSS
                                                               AMORTIZED        UNREALIZED        UNREALIZED
                                                                 COST              GAINS            LOSSES           FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and government agencies and
  authorities                                                       $3,276            $386               $ --              $3,662
 States, municipalities and political subdivisions                  53,580             568             (2,671)             51,477
 Foreign governments                                                40,202           2,019             (1,941)             40,280
 Public utilities                                                  414,978           9,790            (24,330)            400,438
 Mortgage-backed                                                   174,542           5,512             (4,099)            175,955
 All other corporate                                             1,689,124          31,320           (219,266)          1,501,178
                                                             -------------       ---------       ------------       -------------
                            TOTAL FIXED MATURITY SECURITIES     $2,375,702         $49,595          $(252,307)         $2,172,990
                                                             -------------       ---------       ------------       -------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                                $213,947          $5,306           $(47,926)           $171,327
                                                             -------------       ---------       ------------       -------------

The following table shows the amortized cost, gross unrealized gains and losses and fair value of our fixed maturity and equity securities at December 31, 2007.

                                                             COST OR            GROSS                GROSS
                                                            AMORTIZED        UNREALIZED            UNREALIZED
                                                              COST              GAINS                LOSSES          FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES
 United States Government and government agencies and
  authorities                                                   $13,039          $2,342                   $(1)            $15,380
 States, municipalities and political subdivisions               46,799           1,271                   (45)             48,025
 Foreign governments                                             82,810           8,562                  (243)             91,129
 Public utilities                                               417,408          12,700                (4,554)            425,554
 Mortgage-backed                                                174,815           1,576                (1,071)            175,320
 All other corporate                                          1,876,205          62,729               (39,373)          1,899,561
                                                          -------------       ---------            ----------       -------------
                         TOTAL FIXED MATURITY SECURITIES     $2,611,076         $89,180              $(45,287)         $2,654,969
                                                          -------------       ---------            ----------       -------------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks                             $303,785          $1,184              $(36,297)           $268,672
                                                          -------------       ---------            ----------       -------------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2008 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       COST OR
                                                      AMORTIZED
                                                        COST        FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                   $69,488        $69,491
Due after one year through five years                     281,744        261,634
Due after five years through ten years                    361,676        310,545
Due after ten years                                     1,488,252      1,355,365
                                                    -------------  -------------
                                             TOTAL      2,201,160      1,997,035
Mortgage-backed securities                                174,542        175,955
                                                    -------------  -------------
                                             TOTAL     $2,375,702     $2,172,990
                                                    -------------  -------------

Major categories of net investment income were as follows:

                                       YEARS ENDED DECEMBER 31,
                               2008              2007              2006
--------------------------------------------------------------------------------
Fixed maturity securities      $163,051          $177,108          $191,823
Equity securities                18,143            20,997            21,877
Commercial mortgage loans
 on real estate                  54,535            52,990            55,112
Policy loans                        806               459               497
Short-term investments            2,888             4,060             2,769
Other investments                 6,351            38,140            23,886
Cash and cash equivalents         1,208             1,928               687
                            -----------       -----------       -----------
   TOTAL INVESTMENT INCOME      246,982           295,682           296,651
Investment expenses              (8,531)           (9,447)           (9,677)
                            -----------       -----------       -----------
     NET INVESTMENT INCOME     $238,451          $286,235          $286,974
                            -----------       -----------       -----------

No material investments of the Company were non-income producing for the years ended December 31, 2008, 2007 and 2006

Over the last six months of 2007 and during 2008 the fixed maturity and equity security markets have experienced significant volatility. This volatility has primarily been due to declines in the housing market, credit availability, as well as a general economic slowdown. As a result, certain securities directly exposed to these factors have had significant market value declines.

In connection with this volatility, we recorded net realized (losses) gains, including other-than-temporary impairments, in the statement of operations as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                                 2008             2007            2006
-------------------------------------------------------------------------------------------------------------
Net realized (losses) gains related to sales:
 Fixed maturity securities                                        $(4,632)        $(2,495)        $1,196
 Equity securities                                                (16,871)         (4,471)        (2,129)
 Commercial mortgage loans on real estate                            (234)           (312)         9,756
 Other investments                                                     --             185             15
 Collateral held under securities lending                          (4,884)             --             --
                                                              -----------       ---------       --------
          TOTAL NET REALIZED (LOSSES) GAINS RELATED TO SALES      (26,621)         (7,093)         8,838
Net realized losses related to other-than-temporary
 impairments:
 Fixed maturity securities                                        (58,283)        (13,757)          (348)
 Equity securities                                                (50,792)         (7,369)            --
                                                              -----------       ---------       --------
   TOTAL NET REALIZED LOSSES RELATED TO OTHER-THAN-TEMPORARY
                                                 IMPAIRMENTS     (109,075)        (21,126)          (348)
                                                              -----------       ---------       --------
                           TOTAL NET REALIZED (LOSSES) GAINS    $(135,696)       $(28,219)        $8,490
                                                              -----------       ---------       --------

Proceeds from sales of available for sale securities were $548,341, $490,403, and $829,365 during 2008, 2007 and 2006, respectively. Gross gains of $20,231, $11,155 and $13,077 and gross losses of $44,001, $18,121 and $14,010 were realized on dispositions in 2008, 2007 and 2006, respectively. For securities sold at a loss during 2008, the average period of time these securities were trading continuously below book value was approximately 10 months.

We regularly monitor our investment portfolio to ensure investments that may be other-than-temporarily impaired are identified in a timely fashion, properly valued, and any impairments are charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events which affect one or more companies, industry sectors, or countries could result in additional impairments in the future periods for other-than-temporary declines in value. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the impairment reported as a realized loss in that period. Realized gains and losses on sales of investments are recognized on the specific identification basis.

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2008 were as follows:

                                                 LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                           FAIR               UNREALIZED          FAIR               UNREALIZED
                                          VALUE                 LOSSES           VALUE                 LOSSES
--------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                             $19,525               $(1,534)         $11,085               $(1,137)
 Foreign governments                        15,043                (1,446)           7,443                  (495)
 Public utilities                          150,446               (13,661)          81,473               (10,669)
 Mortgage-backed                            12,146                (2,233)          10,085                (1,866)
 All other corporate                       626,821              (101,926)         401,404              (117,340)
                                        ----------            ----------       ----------            ----------
                  TOTAL FIXED MATURITY    $823,981             $(120,800)        $511,490             $(131,507)
                                        ----------            ----------       ----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks         $56,747              $(18,100)         $85,935              $(29,826)
                                        ----------            ----------       ----------            ----------

                                                        TOTAL
                                           FAIR                UNREALIZED
                                           VALUE                 LOSSES
--------------------------------------  --------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities and political
  subdivisions                              $30,610               $(2,671)
 Foreign governments                         22,486                (1,941)
 Public utilities                           231,919               (24,330)
 Mortgage-backed                             22,231                (4,099)
 All other corporate                      1,028,225              (219,266)
                                        -----------            ----------
                  TOTAL FIXED MATURITY   $1,335,471             $(252,307)
                                        -----------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks         $142,682              $(47,926)
                                        -----------            ----------

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2007 were as follows:

                                                LESS THAN 12 MONTHS                    12 MONTHS OR MORE
                                           FAIR              UNREALIZED          FAIR              UNREALIZED
                                          VALUE                LOSSES           VALUE                LOSSES
------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and authorities         $110                  $(1)            $ --                 $ --
 States, municipalities and political
  subdivisions                              12,203                  (45)              --                   --
 Foreign governments                        16,719                 (241)             248                   (2)
 Public utilities                          112,590               (2,693)          48,193               (1,861)
 Mortgage-backed                            15,660                 (310)          63,225                 (761)
 All other corporate                       585,113              (28,681)         194,650              (10,692)
                                        ----------            ---------       ----------            ---------
       TOTAL FIXED MATURITY SECURITIES    $742,395             $(31,971)        $306,316             $(13,316)
                                        ----------            ---------       ----------            ---------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks        $191,960             $(31,970)         $35,791              $(4,327)
                                        ----------            ---------       ----------            ---------

                                                        TOTAL
                                            FAIR               UNREALIZED
                                           VALUE                 LOSSES
--------------------------------------  --------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and authorities           $110                  $(1)
 States, municipalities and political
  subdivisions                                12,203                  (45)
 Foreign governments                          16,967                 (243)
 Public utilities                            160,783               (4,554)
 Mortgage-backed                              78,885               (1,071)
 All other corporate                         779,763              (39,373)
                                        ------------            ---------
       TOTAL FIXED MATURITY SECURITIES    $1,048,711             $(45,287)
                                        ------------            ---------
EQUITY SECURITIES:
 Non-sinking fund preferred stocks          $227,751             $(36,297)
                                        ------------            ---------

The total unrealized losses represent less than 21% and 7% of the aggregate fair value of the related securities at December 31, 2008 and 2007, respectively. Approximately 46% and 78% of these unrealized losses have been in a continuous loss position for less than twelve months in 2008 and 2007, respectively. The total unrealized losses are comprised of 677 and 574 individual securities in 2008 and 2007, respectively. At December 31, 2008, 36%, 18% and 11% of the unrealized losses for fixed maturity and equity securities were concentrated in the financial, consumer cyclical and energy industries, respectively with no exposure to any single creditor in excess of 8%, 10% and 11%, respectively.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2008, by contractual maturity, is shown below:

                                                   COST OR
                                                AMORTIZED COST       FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                               $24,286            $23,696
Due after one year through five years                 190,791            167,934
Due after five years through ten years                319,357            266,420
Due after ten years                                 1,027,014            855,190
                                                 ------------       ------------
                                     TOTAL          1,561,448          1,313,240
Mortgage-backed securities                             26,330             22,231
                                                 ------------       ------------
                                     TOTAL         $1,587,778         $1,335,471
                                                 ------------       ------------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized (loss) gains position at December 31, 2008.

                                                                                          PERCENTAGE OF        NET UNREALIZED
                                                                      MARKET VALUE          PORTFOLIO            (LOSS) GAIN
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                                           $3,933               0.18%                 $(350)
 Second lien mortgages (including sub-prime second lien
  mortgages)                                                                 627               0.03%                   199
                                                                        --------              -----                -------
                           TOTAL EXPOSURE TO SUB-PRIME COLLATERAL         $4,560               0.21%                 $(151)
                                                                        --------              -----                -------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized (loss) gains position at December 31, 2007.

                                                                                          PERCENTAGE OF        NET UNREALIZED
                                                                     MARKET VALUE           PORTFOLIO            (LOSS) GAIN
---------------------------------------------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien mortgages                                           $8,242               0.31%                 $(246)
 Second lien mortgages (including sub-prime second lien
  mortgages)                                                               2,604               0.10%                    14
                                                                       ---------              -----                -------
                          TOTAL EXPOSURE TO SUB-PRIME COLLATERAL         $10,846               0.41%                 $(232)
                                                                       ---------              -----                -------

At December 31, 2008 and 2007, approximately 3% and 6% of the mortgage-backed securities had exposure to sub-prime mortgage collateral. This represents less than 1% of the total fixed maturity portfolio and less than 1% of the total unrealized loss position of the fixed maturity portfolio at December 31, 2008 and 2007. Of the securities with sub-prime exposure, approximately 86% are investment grade rated. We have no sub-prime exposure to collateralized debt obligations as of December 31, 2008 or 2007. All mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the United States. At December 31, 2008, approximately 40% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of California, New York and Utah. Although the Company has a diversified loan portfolio, an economic downturn could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $7 to $14,345 at December 31, 2008 and from $10 to $13,360 at December 31, 2007. The mortgage loan balance valuation allowance for losses was $3,252 and $3,018 at December 31, 2008 and 2007, respectively.

At December 31, 2008, loan commitments outstanding totaled approximately $5,000. Furthermore, at December 31, 2008, the Company is committed to fund additional capital contributions of $3,901 to joint ventures and to certain investments in limited partnerships.

The Company has short term investments and fixed maturity securities carried at $4,937 and $4,755 at December 31, 2008 and 2007, respectively, on deposit with various governmental authorities as required by law.

SECURITIES LENDING

The Company engages in transactions in which fixed maturity securities, especially bonds issued by the United States government, government agencies and authorities, and U.S. Corporations, are loaned to selected broker/dealers. Cash collateral, greater than or equal to 102% of the fair value of the securities lent plus accrued interest, is received in the form of cash and cash equivalents held by a custodian bank for the benefit of the Company. The use of the cash collateral received is unrestricted. The Company reinvests the cash collateral received, generally in investments which are designated as available for sale under FAS 115. The Company monitors the fair value of securities loaned and the collateral received, with additional collateral obtained as necessary. The Company is subject to the risk of loss to the extent there is a loss in the investment of cash collateral.

As of December 31, 2008 and 2007 our collateral held under securities lending, of which its use is unrestricted, was $113,191 and $240,049, respectively, while our liability to the borrower for collateral received was $124,063 and $240,049, respectively. The difference between the collateral held and obligations under securities lending amounts as of December 31, 2008 is recorded as an unrealized loss and is included as part of accumulated other comprehensive (loss) income. The Company has proactively reduced the size of the program to mitigate counter-party exposure during the third and fourth quarter of 2008. The Company includes the available-for-sale investments purchased with the cash collateral in its evaluation of other-than-temporary impairments.

Cash proceeds that the Company receives as collateral for the securities it lends and subsequent repayment of the cash are regarded by the Company as cash flows from financing activities, since the cash received is considered a borrowing.

Since the Company reinvests the cash collateral generally in investments which are classified as available for sale under the guidance of FAS 115, the reinvestment is presented as cash flows from investing activities.

4. FAIR VALUE DISCLOSURES

FAS 157 Disclosures

FAS 157 defines fair value, establishes a framework for measuring fair value, creates a fair value hierarchy based on the quality of inputs used to measure fair value and enhances disclosure requirements for fair value measurements. FAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In accordance with FAS 157, the Company has categorized its recurring basis financial assets and liabilities based on the priority of the inputs to the valuation technique, into a three-level fair value hierarchy. The FASB has deferred the effective date of FAS 157 until January 1, 2009 for non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a non-recurring basis in accordance with FSP FAS 157-2.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

The levels of the fair value hierarchy and its application to the Company's financial assets and liabilities are described below:

- Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access. Financial assets and liabilities utilizing Level 1 inputs include certain U.S. mutual funds, money market funds, common stock and certain foreign securities.

- Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly, for substantially the full term of the asset. Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active and inputs other than quoted prices that are observable in the marketplace for the asset. The observable inputs are used in valuation models to calculate the fair value for the asset. Financial assets utilizing Level 2 inputs include corporate, municipal, foreign government and public utilities bonds, private placement bonds, U.S. Government and agency securities, mortgage and asset backed securities, preferred stocks and certain U.S. and foreign mutual funds.

- Level 3 inputs are unobservable but are significant to the fair value measurement for the asset, and include situations where there is little, if any, market activity for the asset. These inputs reflect management's own assumptions about the assumptions a market participant would use in pricing the asset. Financial assets utilizing Level 3 inputs include certain preferred stocks, corporate bonds and mortgage-backed securities that were quoted by brokers and could not be corroborated by Level 2 inputs and derivatives.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy.

The following table presents the Company's fair value hierarchy for those recurring basis assets and liabilities as of December 31, 2008.

                                                                          TOTAL         LEVEL 1             LEVEL 2      LEVEL 3
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Fixed maturity securities                                                $2,172,990           $ --          $2,141,326    $31,664
Equity securities                                                           171,327             --             164,460      6,867
Short-term investments                                                      159,847        159,398                 449         --
Collateral held under securities lending                                     76,916         26,211              50,705         --
Cash equivalents                                                             11,724         11,724                  --         --
Other assets                                                                  4,821             --                  --      4,821
Assets held in separate accounts                                          1,556,089      1,490,877(a)           65,212         --
                                                                      -------------  -------------       -------------  ---------
                                              TOTAL FINANCIAL ASSETS     $4,153,714     $1,688,210          $2,422,152    $43,352
                                                                      -------------  -------------       -------------  ---------

(a)  Mainly includes mutual fund investments

The following table summarizes the change in balance sheet carrying value associated with Level 3 financial assets carried at fair value during the year ended December 31, 2008:

                                                                  TOTAL                FIXED
                                                                 LEVEL 3             MATURITY              EQUITY         OTHER
                                                                 ASSETS             SECURITIES           SECURITIES       ASSETS
---------------------------------------------------------------------------------------------------------------------------------
Balance, beginning of period                                      $67,436              $57,416              $7,585         $2,435
 Total net (losses) gains (realized/unrealized) included in
  earnings                                                         (1,324)              (3,710)                 --          2,386
 Net unrealized losses included in stockholder's equity            (7,919)              (6,278)             (1,641)            --
 Purchases and issuances                                            1,652                1,167                 485             --
 Net transfers (out of) in                                        (16,493)             (16,931)                438             --
                                                                ---------            ---------            --------       --------
                                        BALANCE, END OF PERIOD    $43,352              $31,664              $6,867         $4,821
                                                                ---------            ---------            --------       --------

FAS 157 describes three different valuation techniques to be used in determining fair value for financial assets and liabilities: the market, income or cost approaches. The three valuation techniques described in FAS 157 are consistent with generally accepted valuation methodologies. The market approach valuation techniques use prices and other relevant information from market transactions involving identical or comparable assets or liabilities. When possible, quoted prices (unadjusted) in active markets are used as of the period-end date. Otherwise, valuation techniques consistent with the market approach including matrix pricing and comparables are used. Matrix pricing is a mathematical technique employed to value certain securities without relying exclusively on quoted prices for those securities but comparing those securities to benchmark or comparable securities. Comparables use market multiples, which might lie in ranges with a different multiple for each comparable.

Income approach valuation techniques convert future amounts, such as cash flows or earnings, to a single present amount, or a discounted amount. These techniques rely on current market expectations of future amounts as of the period-end date. Examples of income approach valuation techniques include present value techniques, option-pricing models, binomial or lattice models that incorporate present value techniques, and the multi-period excess earnings method.

Cost approach valuation techniques are based upon the amount that would be required to replace the service capacity of an asset at the period-end date, or the current replacement cost. That is, from the perspective of a market participant (seller), the price that would be received for the asset is determined based on the cost to a market participant (buyer) to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

While all three approaches are not applicable to all financial assets or liabilities, where appropriate, one or more valuation techniques may be used. For all the financial assets and liabilities included in the above hierarchy, excluding derivatives and private placement bonds, the market valuation technique is generally used. For private placement bonds and derivatives, the income valuation technique is generally used. For the year ended December 31 2008, the application of valuation technique applied to similar assets and liabilities has been consistent.

Level 1 and Level 2 securities are valued using various observable market inputs obtained from a pricing service. The pricing service prepares estimates of fair value measurements for our Level 2 securities using proprietary valuation models based on techniques such as matrix pricing which include observable market inputs. FAS 157 defines observable market inputs as the assumptions market participants would use in pricing the asset or liability developed on market data obtained from sources independent of the Company. The extent of the use of each observable market input for a security depends on the type of security and the market conditions at the balance sheet date. Depending on the security, the priority of the use of observable market inputs may change as some observable market inputs may not be relevant or additional inputs may be necessary. The following observable market inputs, listed in the approximate order of priority, are utilized in the pricing evaluation of Level 2 securities: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. The pricing service also evaluates each security based on relevant market information including: relevant credit information, perceived market movements and sector news. Valuation models can change period to period, depending on the appropriate observable inputs that are available at the balance sheet date to price a security. When market observable inputs are unavailable, the remaining unpriced securities are submitted to independent brokers who provide non-binding broker quotes or are priced by other qualified sources and are categorized as Level 3 securities.

Management uses the following criteria in order to determine that the market for a financial asset is inactive:

- The volume and level of trading activity in the asset have declined significantly from historical levels

- The available prices vary significantly over time or among market participants,

-   The prices are stale (i.e., not current), and

-   The magnitude of bid-ask spread.

Illiquidity did not have a material impact in the fair value determination of the Company's financial assets.

The Company generally obtains one price for each financial asset. The Company performs a monthly analysis to assess if the evaluated prices represent a reasonable estimate of their fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of pricing service methodologies, review of the prices received from the pricing service, review of pricing statistics and trends, and comparison of prices for certain securities with two different appropriate price sources for reasonableness. As a result of this analysis, if the Company determines there is a more appropriate fair value based upon available market data, which happens infrequently, the price of a security is adjusted accordingly. The pricing service provides information to indicate which securities were priced using market observable inputs so that the Company can properly categorize our financial assets in the fair value hierarchy.

FAS 107 Disclosures

FAS No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. Therefore, it requires fair value disclosure for additional financial instruments as compared to FAS 157, including financial instruments that are not recognized in the consolidated balance sheets. However, FAS 107 excludes certain financial instruments including those related to insurance contracts and those accounted for under Accounting Principles Board Opinions ("APB") No. 18, THE EQUITY METHOD OF ACCOUNTING FOR INVESTMENTS IN COMMON STOCK, such as real estate joint ventures.

Please refer to the FAS 157 disclosure above for the methods and assumptions used to estimate fair value for the following line items:

-   Fixed maturity securities

-   Equity securities

-   Short-term investments

-   Other assets

-   Other liabilities

Fair values for collateral held and obligations under securities lending and for separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH AND CASH EQUIVALENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: the carrying amounts of other investments approximate fair value.

COLLATERAL AND OBLIGATIONS UNDER SECURITIES LENDING: the invested assets of the collateral held under securities lending are reported at their estimated fair values, which are primarily based on matrix pricing models and quoted market prices. The obligations under securities lending are reported at the amount received from selected broker/ dealers.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using discounted cash flow analysis.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets and liabilities are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

MANDATORILY REDEEMABLE PREFERRED STOCK: the fair value of mandatorily redeemable preferred stock equals the carrying value for all series of mandatorily redeemable preferred stock.

                                     DECEMBER 31, 2008              DECEMBER 31, 2007
                               CARRYING                FAIR   CARRYING                FAIR
                                VALUE                  VALUE   VALUE                  VALUE
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Cash and cash equivalents      $17,171                 $17,171 $32,832                $32,832
Fixed maturity securities      2,172,990               2,172,990 2,654,969            2,654,969
Equity securities              171,327                 171,327 268,672                268,672
Commercial mortgage loans on
 real estate                   838,254                 843,128 822,184                851,124
Policy loans                   14,422                  14,422 12,346                  12,346
Short-term investments         159,847                 159,847 44,092                 44,092
Other investments              3,938                   3,938  4,133                   4,133
Other assets                   4,821                   4,821  6,635                   6,635
Assets held in separate
 accounts                      1,557,313               1,557,313 2,867,617            2,867,617
Collateral held under
 securities lending            113,191                 113,191 240,049                240,049
FINANCIAL LIABILITIES
Policy reserves under
 investment products
 (Individual and group
 annuities, subject to
 discretionary withdrawal)     $282,175                $261,661 $304,882              $296,060
Funds held under reinsurance      --                     --     118                    118
Liabilities related to
 separate accounts             1,557,313               1,557,313 2,867,617            2,867,617
Obligations under securities
 lending                       124,063                 124,063 240,049                240,049
                                 ---                    ---     ---                    ---

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

5. INCOME TAXES

The Company is subject to U.S. tax and files a U.S. consolidated federal income tax return with its parent, Assurant Inc. Prior to 2007, the Company had international operations that were subject to income taxes imposed by the foreign jurisdictions in which it operated. Information about the Company's current and deferred tax expense follows:

                                               YEARS ENDED DECEMBER 31,
                                        2008            2007             2006
--------------------------------------------------------------------------------
Current expense:
 Federal and state                      $37,814         $39,405          $94,368
 Foreign                                     --              --              274
                                      ---------       ---------       ----------
               TOTAL CURRENT EXPENSE     37,814          39,405           94,642
Deferred (benefit) expense:
 Federal and state                      (26,947)         17,716           11,934
                                      ---------       ---------       ----------
              TOTAL DEFERRED EXPENSE    (26,947)         17,716           11,934
                                      ---------       ---------       ----------
            TOTAL INCOME TAX EXPENSE    $10,867         $57,121         $106,576
                                      ---------       ---------       ----------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                 DECEMBER 31,
                              2008              2007                  2006
--------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE         35.0%            35.0%                 35.0%
RECONCILING ITEMS:
 Tax-exempt interest            (0.9)            (0.1)                 (2.1)
 Dividends-received
  deduction                    (21.4)            (1.7)                 (0.3)
 Permanent nondeductible
  expenses                       2.2              0.2                    --
 Change in liability for
  prior years' taxes             6.0             (5.0)                  9.5
 Change in valuation
  allowance                     36.3               --                    --
 Other                           0.8              0.7                    --
                              ------            -----                 -----
EFFECTIVE INCOME TAX RATE:      58.0%            29.1%                 42.1%
                              ------            -----                 -----

The decrease in dividends-received deduction is mainly due to the decrease in the Company's pre-tax income and an increase in the eligible dividends in our General Accounts and our Separate Accounts.

The Company adopted the provisions of FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, on January 1, 2007. The adoption of this interpretation had no impact on the Company's consolidated financial statements. Reconciliations of the beginning and ending amounts of unrecognized tax benefits for 2008 and 2007 are as follows:

                                                     2008           2007
--------------------------------------------------------------------------------
BALANCE AT JANUARY 1                               $ (7,271)        (42,296)
Additions for tax positions related to the
 current year                                          (733)         (1,507)
Reductions for tax positions related to the
 current year                                         3,717              --
Additions for tax positions related to prior
 years                                                 (467)           (400)
Reductions for tax positions related to prior
 years                                                   31           9,934
Settlements                                              --          26,998
                                                   --------       ---------
BALANCE AT DECEMBER 31                              $(4,723)        $(7,271)
                                                   --------       ---------

Of the total unrecognized tax benefit for 2008 and 2007, $5,260 and $8,249, respectively, which includes interest, if recognized, would impact the Company's consolidated effective tax rate.

The Company's continuing practice is to recognize interest related to income tax matters in income tax expense. During the years ended December 31, 2008 and 2007, the Company recognized approximately $372 of interest expense and $4,880 of interest income, respectively, related to income tax matters. The Company had approximately $1,635 and $7,360 of interest accrued at December 31, 2008 and 2007, respectively.

The Company files income tax returns in the U.S. and various state jurisdictions. Prior to 2007, the Company also filed income tax returns with various foreign jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and non-U.S. income tax matters have been concluded for the years through 2002.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                                             DECEMBER 31,
                                                      2008               2007
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
Net unrealized losses on fixed maturities and
 equities                                                $90,579            $ --
Deferred gains on reinsurance                             40,119          47,628
Investments                                               39,459           7,957
Deferred acquisition costs                                22,350          24,866
Capital loss carryforwards                                14,446              --
Accrued liabilities                                        5,032           7,713
                                                      ----------       ---------
 Gross deferred tax asset before valuation allowance     211,985          88,164
 Less: Valuation allowance                                (7,195)             --
                                                      ----------       ---------
 Gross deferred tax asset after valuation allowance     $204,790         $88,164
                                                      ----------       ---------
DEFERRED TAX LIABILITIES:
Policyholder and separate account reserves               $11,158          $7,037
Net unrealized gains on fixed maturities and
 equities                                                     --           2,788
Other liabilities                                         14,219          17,715
                                                      ----------       ---------
 Gross deferred tax liabilities                           25,377          27,540
                                                      ----------       ---------
                              NET DEFERRED TAX ASSET    $179,413         $60,624
                                                      ----------       ---------

During 2008 the Company recognized income tax expense of $7,195 to establish a partial valuation allowance against deferred tax assets, which are primarily attributable to capital losses resulting from dispositions of investments. The calculation of the valuation allowance is made at the consolidated return group level. A portion of the valuation allowance has been assigned to the Company based on the provisions of the tax sharing agreement. Accordingly, a cumulative valuation allowance of $7,195 has been recorded because it is management's assessment that it is more likely than not that deferred tax assets of $204,790 will be realized. The Company had no valuation allowance as of December 31, 2007.

The Company's ability to realize deferred tax assets depends on its ability to generate sufficient taxable income of the same character within the carryback or carryforward periods. In assessing future GAAP taxable income, the Company has considered all sources of taxable income available to realize the deferred tax asset, including the future reversal of existing temporary differences, future taxable income exclusive of reversing temporary differences and carry forwards, taxable income in carry back years and tax-planning strategies. If changes occur in the assumptions underlying the Company's tax planning strategies or in the scheduling of the reversal of the Company's deferred tax liabilities, the valuation allowance may need to be adjusted in the future.

At December 31, 2008, the Company had no net operating loss carryforwards for U.S. federal income tax purposes. At December 31, 2008, the Company had a capital loss carryover for U.S. federal income tax purposes in the amount of $41,273, which was generated in 2008 and will expire, if not utilized, in 2013.

6. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                       DECEMBER 31,
                                                  2008             2007
--------------------------------------------------------------------------------
Insurance premiums receivable                     $60,991           $63,300
Other receivables                                  15,383            48,551
Allowance for uncollectible items                  (4,840)           (5,622)
                                                ---------       -----------
                                         TOTAL    $71,534          $106,229
                                                ---------       -----------

7. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 1,000,000 shares of common stock with a par value of $5.00 per share. All the shares are issued and outstanding as of December 31, 2008 and 2007. All the outstanding shares at December 31, 2008 are owned by the Parent (see Note 1). The Company paid dividends of $197,000 and $210,000 at December 31, 2007 and 2006, respectively. No dividends were paid during 2008.

The maximum amount of dividends which can be paid by the Company to its shareholder without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note 8).

The Company received contributed capital of $15,000, $0 and $10 at December 31, 2008, 2007 and 2006, respectively.

Based on current operating lines of business, management determined the Company to be over capitalized. As a result, with the approval of the Iowa Insurance Division, on June 27, 2008, the Company returned $100,000 of contributed capital to its parent company, Interfinancial Inc.

8. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the Iowa Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes, intangible assets and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

The Company's statutory net income and capital and surplus are as follows:

                                            YEARS ENDED AND AT
                                               DECEMBER 31,
                                  2008             2007             2006
--------------------------------------------------------------------------------
Statutory net income               $1,754         $138,496         $212,898   (1)
                               ----------       ----------       ----------
Statutory capital and surplus    $350,383         $438,924         $515,105
                               ----------       ----------       ----------

(1) The $1,754 net income in 2008 includes realized capital losses on investments of $135,094 driven by the write-down of other-than-temporary impairments in our investment portfolio of $108,913 in 2008 compared to $21,291 in 2007. The $212,898 net income in 2006 includes a gain of approximately $31,700, after-tax, resulting from the April 2006 transfer of the Company's Canadian insurance operations to an affiliated entity not subject to SAP and approximately $40,500, after-tax, from a settlement awarded to the Company in the fourth quarter of 2006 resulting from the successful resolution of a contract dispute with Progeny Marketing Innovations, a wholly-owned subsidiary of Cendant Corporation.

Insurance enterprises are required by state insurance departments to adhere to minimum risk-based capital ("RBC") requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2008, the Company declared and paid dividends of $0. In 2007, the Company declared and paid dividends of $197,000, of which $30,442 was ordinary and $166,558 was extraordinary. In 2006, the Company declared and paid dividends of $210,000, of which all was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $57,631 to its parent in 2009 without permission from Iowa regulators.

9. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                         DECEMBER 31,
                                                   2008                2007
--------------------------------------------------------------------------------
Ceded future policyholder benefits and
 expenses                                         $1,248,756          $1,216,757
Ceded unearned premium                                18,502              19,383
Ceded claims and benefits payable                     80,414              65,619
Ceded paid losses                                     11,579               5,887
                                               -------------       -------------
                                        TOTAL     $1,359,251          $1,307,646
                                               -------------       -------------

The effect of reinsurance on premiums earned and benefits incurred was as follows:

                                                                    YEARS ENDED DECEMBER 31,
                                                     2008                                               2007
                                    LONG            SHORT                              LONG            SHORT
                                  DURATION         DURATION          TOTAL           DURATION         DURATION          TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Gross earned
 Premiums and other
  considerations                   $270,883         $980,899       $1,251,782         $293,346       $1,003,971       $1,297,317
 Premiums assumed                     9,599          127,656          137,255            9,732          179,395          189,127
 Premiums ceded                    (204,503)         (10,744)        (215,247)        (219,490)          (7,024)        (226,514)
                                 ----------       ----------       ----------       ----------       ----------       ----------
  NET EARNED PREMIUMS AND OTHER
                 CONSIDERATIONS     $75,979       $1,097,811       $1,173,790          $83,588       $1,176,342       $1,259,930
                                 ----------       ----------       ----------       ----------       ----------       ----------
Gross policyholder Benefits        $614,911         $658,421       $1,273,332         $756,784         $643,161       $1,399,945
 Benefits assumed                    33,913          117,260          151,173           31,002          177,909          208,911
 Benefits ceded                    (531,732)          (3,275)        (535,007)        (671,497)          (2,750)        (674,247)
                                 ----------       ----------       ----------       ----------       ----------       ----------
      NET POLICYHOLDER BENEFITS    $117,092         $772,406         $889,498         $116,289         $818,320         $934,609
                                 ----------       ----------       ----------       ----------       ----------       ----------

                                             YEARS ENDED DECEMBER 31,
                                                          2006
                                         LONG            SHORT
                                       DURATION         DURATION          TOTAL
-------------------------------  ------------------------------------------------------
Gross earned
 Premiums and other
  considerations                        $384,626       $1,089,002       $1,473,628
 Premiums assumed                         11,655          180,522          192,177
 Premiums ceded                         (291,700)          (7,285)        (298,985)
                                      ----------       ----------       ----------
  NET EARNED PREMIUMS AND OTHER
                 CONSIDERATIONS         $104,581       $1,262,239       $1,366,820
                                      ----------       ----------       ----------
Gross policyholder Benefits             $851,688         $707,463       $1,559,151
 Benefits assumed                         36,405          179,652          216,057
 Benefits ceded                         (748,887)          (2,694)        (751,581)
                                      ----------       ----------       ----------
      NET POLICYHOLDER BENEFITS         $139,206         $884,421       $1,023,627
                                      ----------       ----------       ----------

The Company had $714,556 and $215,012 of assets held in trusts as of December 31, 2008 and 2007, respectively, for the benefit of others related to certain reinsurance arrangements.

The Company utilizes ceded reinsurance for loss protection and capital management, business divestitures, client risk and profit sharing.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, which enables the Company to free up capital to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To mitigate this risk, the Company has control procedures to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock, the reinsurers we have the most exposure to, are A+ and A++, respectively, although A.M. Best recently placed a negative outlook on the issuer credit and financial strength ratings of both The Hartford and John Hancock. The majority of our remaining reinsurance exposure has been ceded to companies rated A- or better by A.M. Best, although A.M. Best recently placed a negative outlook on the Life and Health insurance industry.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses.

In 2005, the Parent signed an agreement with Forethought whereby the Company agreed to discontinue writing new preneed insurance policies in the United States via independent funeral homes and funeral homes other than those owned and operated by SCI for a period of ten years. The Company will receive payments from Forethought over the next ten years based on the amount of business the Company transitions to Forethought.

In 2001 the Company entered into a reinsurance agreement with The Hartford for the sale of the FFG division. In 2000, the Company divested its LTC operations to John Hancock. Assets supporting liabilities ceded relating to these businesses are held in trusts and the separate accounts relating to FFG are still reflected in the Company's balance sheet. If the reinsurers became insolvent, we would be exposed to the risk that the assets in the trusts and/or the separate accounts would be insufficient to support the liabilities that would revert back to us. The reinsurance recoverable from The Hartford was $677,836 and $700,483 as of December 31, 2008 and 2007, respectively. The reinsurance recoverable from John Hancock was $561,342 and $489,865 as of December 31, 2008 and 2007, respectively.

The reinsurance agreement associated with the FFG sale also stipulates that The Hartford contribute funds to increase the value of the separate account assets relating to Modified Guaranteed Annuity business sold if such value declines below the value of the associated liabilities. If The Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In addition, the Company would be responsible for administering this business in the event of reinsurer insolvency. We do not currently have the administrative systems and capabilities to process this business. Accordingly, we would need to obtain those capabilities in the event of an insolvency of one or more of the reinsurers of these businesses. We might be forced to obtain such capabilities on unfavorable terms with a resulting material adverse effect on our results of operations and financial condition.

As of December 31, 2008, we were not aware of any regulatory actions taken with respect to the solvency of the insurance subsidiaries of The Hartford or John Hancock that reinsure the FFG and LTC businesses, and the Company has not been obligated to fulfill any of such reinsurers' obligations.

On April 1, 2008, the Company and an affiliate, United Family Life Insurance Company ("UFLIC") amended an existing Agreement of Reinsurance (the "Agreement") between the two companies. Under the terms of the amendment, UFLIC will cede to the Company 100% of its remaining reinsured liabilities, as defined in the Agreement, on a coinsurance basis. No gain or loss was recognized as a result of this amendment to the Agreement, and the Company paid a ceding fee of $8,159 to UFLIC.

10. RESERVES

The following table provides reserve information by the Company's major lines of business at the dates shown:

                                                                     DECEMBER 31, 2008
                                               FUTURE                                                       INCURRED
                                               POLICY                                                       BUT NOT
                                            BENEFITS AND               UNEARNED               CASE          REPORTED
                                              EXPENSES                 PREMIUMS             RESERVE         RESERVES
--------------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life insurance
  policies and investment-type annuity
  contracts                                  $1,237,749                  $1,316                $4,076         $1,168
 Life insurance no longer offered               303,660                     673                   932             31
 FFG and LTC disposed businesses              1,141,011                  18,277                 8,451         62,945
 All other                                        5,068                     290                20,499          7,767
SHORT DURATION CONTRACTS:
 Group term life                                     --                   5,988               196,875         41,470
 Group disability                                    --                   2,104             1,256,171        138,956
 Medical                                             --                   3,315                 5,537          9,494
 Dental                                              --                   3,995                 2,600         20,207
 Credit life and disability                          --                       4                    --          1,384
                                             ----------                 -------            ----------       --------
                                 TOTAL       $2,687,488                 $35,962            $1,495,141       $283,422
                                             ----------                 -------            ----------       --------

                                                                        DECEMBER 31, 2007
                                               FUTURE                                                          INCURRED
                                               POLICY                                                          BUT NOT
                                            BENEFITS AND               UNEARNED               CASE             REPORTED
                                              EXPENSES                 PREMIUMS             RESERVE            RESERVES
--------------------------------------  ----------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Pre-funded funeral life insurance
  policies and investment-type annuity
  contracts                                  $1,293,369                  $1,404                $3,563                 $973
 Life insurance no longer offered               271,937                     634                   853                   27
 FFG and LTC disposed businesses              1,105,628                  18,861                 7,781               48,566
 All other                                        4,429                     316                16,503                6,443
SHORT DURATION CONTRACTS:
 Group term life                                     --                   6,317               214,430               47,711
 Group disability                                    --                   2,549             1,295,878              153,265
 Medical                                             --                   5,765                 9,182               14,686
 Dental                                              --                   4,296                 2,285               16,307
 Credit life and disability                          --                       5                    --                1,900
                                             ----------                 -------            ----------       --------------
                                 TOTAL       $2,675,363                 $40,147            $1,550,475             $289,878
                                             ----------                 -------            ----------       --------------

The following table provides a roll forward of the Company's product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                                                 GROUP              GROUP
                                                               TERM LIFE         DISABILITY
--------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2006, GROSS OF REINSURANCE              $292,011          $1,431,733
 Less: Reinsurance ceded and other (1)                               (256)            (14,303)
                                                              -----------       -------------
 Balance as of January 1, 2006, net of reinsurance                291,755           1,417,430
 Incurred losses related to:
  Current year                                                    185,501             373,609
  Prior year's interest                                             9,575              62,270
  Prior year(s)                                                   (54,383)            (78,352)
                                                              -----------       -------------
                                       TOTAL INCURRED LOSSES      140,693             357,527
 Paid losses related to:
  Current year                                                    117,626              64,914
  Prior year(s)                                                    38,239             271,526
                                                              -----------       -------------
                                           TOTAL PAID LOSSES      155,865             336,440
 Balance as of December 31, 2006, net of reinsurance              276,583           1,438,517
 Plus: Reinsurance ceded and other (1)                                412              10,054
                                                              -----------       -------------
BALANCE AS OF DECEMBER 31, 2006, GROSS OF REINSURANCE             276,995           1,448,571
 Less: Reinsurance ceded and other (1)                               (412)            (10,054)
                                                              -----------       -------------
 Balance as of January 1, 2007, net of reinsurance                276,583           1,438,517
 Incurred losses related to:
  Current year                                                    168,613             367,871
  Prior year's interest                                             9,150              62,073
  Prior year(s)                                                   (51,190)            (93,096)
                                                              -----------       -------------
                                       TOTAL INCURRED LOSSES      126,573             336,848
 Paid losses related to:
  Current year                                                    107,361              71,413
  Prior year(s)                                                    34,609             289,046
                                                              -----------       -------------
                                           TOTAL PAID LOSSES      141,970             360,459
 Balance as of December 31, 2007, net of reinsurance              261,186           1,414,906
 Plus: Reinsurance ceded and other (1)                                955              34,237
                                                              -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS OF REINSURANCE             262,141           1,449,143
 Less: Reinsurance ceded and other (1)                               (955)            (34,237)
                                                              -----------       -------------
 Balance as of January 1, 2008, net of reinsurance                261,186           1,414,906
 Incurred losses related to:
  Current year                                                    158,899             317,328
  Prior year's interest                                             8,358              62,678
  Prior year(s)                                                   (54,593)            (85,403)
                                                              -----------       -------------
                                       TOTAL INCURRED LOSSES      112,664             294,603
 Paid losses related to:
  Current year                                                    104,535              77,684
  Prior year(s)                                                    32,204             268,345
                                                              -----------       -------------
                                           TOTAL PAID LOSSES      136,739             346,029
 Balance as of December 31, 2008, net of reinsurance              237,111           1,363,480
 Plus: Reinsurance ceded and other (1)                              1,234              31,647
                                                              -----------       -------------
BALANCE AS OF DECEMBER 31, 2008, GROSS OF REINSURANCE            $238,345          $1,395,127
                                                              -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves establish

Short Duration Contracts

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and patterns, benefits changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in all years due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's short duration group disability category includes short and long term disability products. Case and IBNR reserves for long-term disability have been discounted at 5.25%. The December 31, 2008 and 2007 liabilities net of reinsurance include $1,334,794 and $1,384,970, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2008 and 2007 are $465,786 and $486,492, respectively

Long Duration Contracts

The Company's long duration contracts are comprised of preneed funeral life insurance policies and annuity contracts, life insurance policies but (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

PreNeed Business -- Independent Division

Interest and discount rates for preneed life insurance are level, vary by year of issuance and product, and ranged from 4.7% to 7.3% in 2008 and 2007 before provisions for adverse deviation, which ranged from 0.2% to 0.5% in both 2008 and 2007.

Interest and discount rates for traditional life insurance but (no longer offered) vary by year of issuance and products and were 7.5% grading to 5.3% over 20 years in 2008 and 2007 with the exception of a block of pre-1980 business which had a level 8.8% discount rate in both 2008 and 2007.

Mortality assumptions are based upon pricing assumptions and modified to allow provisions for adverse deviation. Surrender rates vary by product and are based upon pricing assumptions.

Future policy benefit increases on preneed life insurance policies ranged from 1.0% to 7.0% in 2008 and 2007. Some policies have future policy benefit increases that are guaranteed or tied to equal some measure of inflation. The inflation assumption for most of these inflation-linked benefits was 3.0% in both 2008 and 2007 with the exception of most policies issued in 2005 and later where the assumption was 2.3%.

The reserves for annuities issued by the independent division are based on assumed interest rates credited on deferred annuities, which vary by year of issue, and ranged from 1.5% to 5.5% in 2008 and 2007. Withdrawal charges, if any, can range to 7.0% and grade to zero over a period of seven years for business issued in the U.S. Canadian annuity products have a surrender charge that varies by product series and premium paying period, typically grading to zero after all premiums have been paid.

FFG and LTC

The reserves for FFG and LTC are included in the Company's reserves in accordance with Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 9).

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefits plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these consolidated financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company amounted to $5,327, $6,902 and $8,240 for 2008, 2007 and 2006, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the company. The second 2% is matched 50% by the company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the company. The amounts expensed under the contributory profit sharing plan were $5,927, $5,853 and $5,688 for 2008, 2007 and 2006, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by the Parent. Heath care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. The Company made contributions to the postretirement benefit plans of $1,152, $1,108 and $0 in 2008, 2007 and 2006, respectively, as claims were incurred. During 2008, 2007 and 2006 the Company incurred expenses related to retirement benefits of $1,284, $1,522 and $1,532, respectively.

12. DEFERRED POLICY ACQUISITION COSTS

Information about deferred policy acquisition costs follows:

                                                DECEMBER 31,
                                   2008            2007             2006
--------------------------------------------------------------------------------
Beginning balance                  $50,575         $63,571         $123,222
 Transfer of Canadian business          --              --          (45,690)
 Costs deferred                     35,680          33,063           27,874
 Amortization                      (43,235)        (39,724)         (41,772)
 Foreign currency translation           --              --              (63)
 Cumulative effect of change in
  accounting principle for SOP
  05-01 (Note 2)                        --          (6,335)              --
                                 ---------       ---------       ----------
                 ENDING BALANCE    $43,020         $50,575          $63,571
                                 ---------       ---------       ----------

13. GOODWILL, VOBA AND INTANGIBLES

Information about goodwill, VOBA and intangibles are as follows:

                                     GOODWILL FOR THE YEAR ENDED
                                            DECEMBER 31,
                                 2008           2007           2006
----------------------------------------------------------------------
Beginning Balance               $156,817       $156,817       $164,643
 Transfer of Canadian
  Business                                           --         (7,817)
 Dental mergers (see Note 2)          --             --             --
 Acquisitions (dispositions)          --             --             --
 Amortization, net of
  interest accrued                    --             --             --
 Foreign currency translation         --             --             (9)
                               ---------      ---------      ---------
               ENDING BALANCE   $156,817       $156,817       $156,817
                               ---------      ---------      ---------

                                        VOBA FOR THE YEAR ENDED
                                             DECEMBER 31,
                                    2008         2007         2006
-----------------------------  -------------------------------------
Beginning Balance                  $22,816      $26,667      $33,965
 Transfer of Canadian
  Business                              --           --       (2,692)
 Dental mergers (see Note 2)            --           --           --
 Acquisitions (dispositions)         2,088           --           --
 Amortization, net of
  interest accrued                  (3,443)      (3,851)      (4,603)
 Foreign currency translation           --           --           (3)
                                   -------      -------      -------
               ENDING BALANCE      $21,461      $22,816      $26,667
                                   -------      -------      -------

                                    INTANGIBLES FOR THE YEAR ENDED
                                             DECEMBER 31,
                                    2008         2007         2006
-----------------------------  -----------------------------------------
Beginning Balance                  $27,273      $29,061      $30,622
 Transfer of Canadian
  Business                              --           --           --
 Dental mergers (see Note 2)            --           --          218
 Acquisitions (dispositions)            --           --           --
 Amortization, net of
  interest accrued                  (1,788)      (1,788)      (1,779)
 Foreign currency translation           --           --           --
                                   -------      -------      -------
               ENDING BALANCE      $25,485      $27,273      $29,061
                                   -------      -------      -------

As of December 31, 2008, the majority of the outstanding balance of VOBA relates to the Company's preneed business. VOBA in this segment assumes an interest rate ranging from 5.4% to 7.5%.

At December 31, 2008 the estimated amortization of VOBA for the next five years is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2009                                                                      $2,678
2010                                                                       2,086
2011                                                                       1,863
2012                                                                       1,729
2013                                                                       1,550
Thereafter                                                                11,555
                                                                       ---------
                                                                TOTAL    $21,461
                                                                       ---------

Intangibles assets that have finite lives, including customer relationships, customer contracts and other intangible assets are amortized over their estimated useful lives. At December 31, 2008, the estimated amortization of intangibles with finite lives for the next five years is as follows:

YEAR                                                                    AMOUNT
--------------------------------------------------------------------------------
2009                                                                      $1,788
2010                                                                       1,788
2011                                                                       1,788
2012                                                                       1,788
2013                                                                       1,788
Thereafter                                                                16,545
                                                                       ---------
                                                                TOTAL    $25,485
                                                                       ---------

14. OTHER COMPREHENSIVE (LOSS) INCOME

The Company's components of other comprehensive (loss) income net of tax at December 31 are as follows:

                                           FOREIGN CURRENCY                                ACCUMULATED OTHER
                                             TRANSLATION          UNREALIZED GAINS       COMPREHENSIVE (LOSS)
                                              ADJUSTMENT       (LOSSES) ON SECURITIES           INCOME
---------------------------------------------------------------------------------------------------------------
Balance at December 31, 2006                     $(59)                 $62,338                   $62,279
Activity in 2007                                   59                  (56,642)                  (56,583)
                                                 ----                ---------                 ---------
Balance at December 31, 2007                       --                    5,696                     5,696
Activity in 2008                                   --                 (171,408)                 (171,408)
                                                 ----                ---------                 ---------
            BALANCE AT DECEMBER 31, 2008         $ --                $(165,712)                $(165,712)
                                                 ----                ---------                 ---------

15. RELATED PARTY TRANSACTIONS

The Company receives various services from the Parent and its affiliates. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information technology and other administrative functions. The fees paid to the Parent for these services for years ended December 31, 2008, 2007 and 2006, were $28,525, $27,581 and $27,803, respectively. Net expenses paid to affiliates were $25,324, $26,714 and $33,245, for the years ended December 31, 2008, 2007 and 2006. Information technology expenses were $22,451, $43,369 and $44,470 for years ended December 31, 2008, 2007 and 2006, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating on its own.

As of April 1, 2008, the Company no longer assumes preneed business from UFLIC. The Company had assumed premiums from UFLIC of $8,146 and $9,838 in 2007 and 2006, respectively. Assumed reserves from UFLIC were $520,904 in 2007.

The Company assumes group disability business from its affiliate, Union Security Life Insurance Company of New York ("USLICONY"). The Company assumed $7,806, $6,813 and $6,916 of premiums from USLICONY in 2008, 2007 and 2006, respectively. The Company assumed $30,802 and $29,569 of reserves in 2008 and 2007, respectively, from USLICONY.

16. COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries lease office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2008, the aggregate future minimum lease payments under these operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2009                                                                      $7,730
2010                                                                       7,402
2011                                                                       6,311
2012                                                                       1,691
2013                                                                         733
Thereafter                                                                   160
                                                                       ---------
                                  TOTAL MINIMUM FUTURE LEASE PAYMENTS    $24,027
                                                                       ---------

Rent expense was $7,961, $8,277 and $8,713 for 2008, 2007 and 2006,
respectively.

The Company is involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation and although no assurances can be given, the Company does not believe that any pending matter will have a material adverse effect individually or in the aggregate, on the Company's financial condition, results of operations or cash flows.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    Exhibits:
       (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter and Servicing Agreement.(5)
              (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(3)
       (6) (a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(6)
              (b) Restated By-Laws of Fortis Benefits Insurance Company.(6)
       (7)    Form of Reinsurance Contract.(1)
       (8)    Form of Participation Agreement.(1)
       (9)    Opinion and consent of Counsel.
       (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
       (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       (11)   No Financial Statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 033-73986 filed with the Commission on April 19, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 33-37577 filed with the Commission on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement File No. 033-73986 filed with the Commission on October 21, 2005.

(5) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement file No. 333-65231 filed on April 28, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed on April 15, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                         POSITION AND OFFICES
NAME AND ADDRESS                                            WITH DEPOSITOR
-------------------------------------------------------------------------------------------------------
Stacia Nalani Almquist (1)     Vice President, Treasurer
S. Craig Lemasters (2)         Director
Michael J. Peninger (3)        Executive Vice President, Director
Robert B. Pollock (3)          Chairman of the Board, Director
John Steven Roberts (1)        President and Chief Executive Officer, Director
Lesley G. Silvester (3)        Director

------------

(1)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(2)  Address: 260 Interstate North Circle, NW, Atlanta, GA 33039

(3)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-79701 filed with the Commission on May 1, 2009.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2009, there were 41,816 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Registrant and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL BUSINESS ADDRESS                                   TITLE
------------------------------------------------------------------------------------------------------------
Richard G. Costello***                Vice President and Secretary
Richard Fergesen*                     Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***                   Assistant Vice President and Assistant Treasurer
John N. Giamalis***                   Senior Vice President and Treasurer
Brian Murphy*                         Director and Chairman
Mark Sides*                           Chief Legal Officer and Assistant Secretary
John C. Walters**                     Director
Walter R. White*                      Director, President and Chief Operating Officer

------------

       *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

       **  200 Hopmeadow Street, Simsbury CT 06089

       *** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Insurance Company:                 576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company          500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is ultimately responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 1st day of May, 2009.

VARIABLE ACCOUNT D OF UNION
SECURITY INSURANCE COMPANY
(Registrant)

By:    John Steven Roberts                              *By:   /s/ Richard J. Wirth
       -----------------------------------------------         -----------------------
       John Steven Roberts,                                    Richard J. Wirth
       President and Chief Executive Officer,                  Attorney-in-Fact
       Director*

UNION SECURITY INSURANCE COMPANY
(Depositor)

By:    John Steven Roberts
       -----------------------------------------------
       John Steven Roberts,
       President and Chief Executive Officer,
       Director*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Stacia Nalani Almquist, Vice President, Treasurer*
S. Craig Lemasters, Director*
Michael J. Peninger, Executive Vice President,
 Director*
Robert B. Pollock, Chairman of the Board, Director*   *By:   /s/ Richard J. Wirth
                                                             -----------------------
John Steven Roberts, President and Chief Executive           Richard J. Wirth
 Officer, Director*                                          Attorney-in-Fact
Lesley G. Silvester, Director*                        Date:  May 1, 2009

33-73986

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.